Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Alabama Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 97.9%
Alabama 97.9%
Alabama Community College System Board of Trustees Revenue, Bishop State Community College, BAM Insured, 4.00%, 1/01/49	$2,000,000	$2,171,860
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue, Series A, 5.00%, 6/01/37	4,130,000	4,992,509
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group, Refunding, Series B, 5.00%, 11/15/46	3,000,000	3,434,910
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	3,000,000	3,181,290
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/43	4,120,000	4,372,020
Auburn University General Fee Revenue, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,911,475
Baldwin County Board of Education Revenue,
Capital Outlay School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,284,571
School wts., Refunding, 5.00%, 6/01/24	2,605,000	2,852,267
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,130,108
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, BAM Insured, 5.00%, 6/01/39	6,000,000	6,985,860
Bessemer Water Revenue, wts., Refunding, AGMC Insured, 5.00%, 1/01/47	2,590,000	2,961,380
Birmingham GO, Convertible, Capital Appreciation, Series A, 5.00%, 3/01/43	5,000,000	5,478,450
Birmingham Water Works Board Water Revenue,
Senior, Refunding, Series A, 4.00%, 1/01/35	4,000,000	4,390,000
Series B, 5.00%, 1/01/43	3,745,000	4,102,011
Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,649,900
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46	6,000,000	6,836,940
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,442,727
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,167,750
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,107,040
DCH Health Care Authority Health Care Facilities Revenue, Refunding, 5.00%, 6/01/36	2,000,000	2,260,500
East Alabama Health Care Authority Health Care Facilities Revenue, Series A, 5.00%, 9/01/41	3,000,000	3,493,950
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,837,900
Homewood GO, Capital Improvement wts., Pre-Refunded, 5.00%, 9/01/42	4,000,000	4,454,720
Huntsville GO, wts., Series B, 5.00%, 5/01/38	4,775,000	5,810,220
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	4,000,000	4,650,640
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,366,120
Jacksonville State University Tuition and Fee Revenue, Refunding, AGMC Insured, 5.00%, 12/01/36	5,000,000	5,938,550
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	3,800,512
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,781,182
Madison GO, wts., Series A, 5.00%, 4/01/37	2,590,000	2,973,916
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, 5.00%, 12/01/41	4,610,000	5,354,515
Marshall County Board of Education Special Tax, School wts., AGMC Insured, 4.00%, 3/01/41	1,000,000	1,059,480
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	11,033,100
Morgan County Board of Education Capital Outlay School wts. Revenue,
Pre-Refunded, 5.00%, 3/01/35	4,300,000	4,762,466
Refunding, 5.00%, 3/01/35	2,720,000	2,964,664
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Alabama (continued)
Opelika Utilities Board Utility Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/37	$3,000,000	$3,053,460
Refunding, 4.00%, 6/01/41	2,000,000	2,154,040
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,583,666
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	2,992,912
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,321,810
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,068,840
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,106,920
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,249,870
Talladega County Board of Education Special Tax School wts. Revenue, Sales Tax, Refunding, BAM Insured, 5.00%, 11/01/39	2,000,000	2,343,500
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	295,000	308,868
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40	1,705,000	1,799,491
Trussville GO,
wts., Series A, 4.00%, 8/01/41	3,000,000	3,267,210
wts., Series B, 5.00%, 10/01/39	1,895,000	2,105,876
wts., Series B, Pre-Refunded, 5.00%, 10/01/39	1,105,000	1,265,855
Tuscaloosa City Board of Education School Tax wts. Revenue, 5.00%, 8/01/41	4,000,000	4,652,760
Tuscaloosa County Board of Education Special Tax, School wts., 4.00%, 2/01/47	5,000,000	5,367,850
University of Alabama at Birmingham Medicine Finance Authority Revenue, Refunding, Series B, 5.00%, 9/01/29	5,000,000	6,014,300
University of Alabama General Fee Revenue, University of Alabama in Huntsville, Series B-2, 5.00%, 9/01/48	5,000,000	5,945,200
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2, 5.00%, 10/01/37	7,520,000	8,409,466
University of Montevallo Revenue, Refunding, BAM Insured, 5.00%, 5/01/42	2,500,000	2,926,250
University of South Alabama Revenue, University Facilities, Series A, BAM Insured, 5.00%, 4/01/49	2,000,000	2,391,400
Total Municipal Bonds before Short Term Investments (Cost $221,117,906)		234,325,047
  |  2

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (Cost $1,995,000) 0.8%
	Municipal Bonds 0.8%
	Alabama 0.8%
[a]	Mobile IDB, PCR, Alabama Power Co. Barry Plant Project, First Series, Daily VRDN and Put, 2.24%, 6/01/34	$1,995,000	$1,995,000
	Total Investments (Cost $223,112,906) 98.7%		236,320,047
	Other Assets, less Liabilities 1.3%		3,006,256
	Net Assets 100.0%		$239,326,303

See Abbreviations on page 149.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  3

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Arizona Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.3%
Arizona 96.9%
Arizona Board of Regents Arizona State University System Revenue,
Green Bonds, Refunding, Series B, 5.00%, 7/01/43	$4,005,000	$4,767,872
Green Bonds, Series B, 5.00%, 7/01/42	2,000,000	2,347,440
Refunding, Series B, 5.00%, 7/01/41	14,070,000	16,182,610
Series C, 5.00%, 7/01/46	10,000,000	11,716,500
Series D, 5.00%, 7/01/41	5,000,000	5,750,750
Series D, 5.00%, 7/01/46	5,000,000	5,736,200
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	2,200,000	2,517,944
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,790,809
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,673,156
Arizona Board of Regents COP, University of Arizona Projects, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,629,642
Arizona Board of Regents Northern Arizona University Speed Revenue,
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,677,571
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,525,850
Arizona Board of Regents Northern Arizona University System Revenue,
Refunding, 5.00%, 6/01/40	7,365,000	8,281,942
Refunding, 5.00%, 6/01/44	8,005,000	8,974,726
Arizona Board of Regents University of Arizona System Revenue,
Green Bonds, Series A, 5.00%, 6/01/42	2,000,000	2,449,160
Refunding, 5.00%, 6/01/39	2,750,000	3,230,618
Series A, 5.00%, 6/01/43	5,000,000	6,040,850
Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,277,157
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,293,088
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, 5.00%, 2/01/42	8,000,000	8,535,360
Arizona Health Facilities Authority Revenue,
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,217,100
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,539,700
Scottsdale Lincoln Hospitals Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	16,825,500
Scottsdale Lincoln Hospitals Project, Refunding, Series A, 5.00%, 12/01/42	9,535,000	10,664,611
Arizona IDA Education Revenue,
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/42	2,045,000	2,320,196
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/51	1,080,000	1,218,143
Arizona Agribusiness and Equine Center Inc. Project, Credit Enhanced, Series A, 5.00%, 3/01/48	1,555,000	1,799,151
Basis Schools Projects, Credit Enhanced, Refunding, Series F, 5.00%, 7/01/47	3,350,000	3,804,897
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%, 7/01/36	3,160,000	3,347,862
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,605,485
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	5,922,977
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,135,300
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,080,430
Arizona State IDA Senior Living Revenue,
Great Lakes Senior Living Communities LLC Project, first tier, Series A, 5.00%, 1/01/38	1,175,000	1,332,720
Great Lakes Senior Living Communities LLC Project, first tier, Series A, 5.00%, 1/01/43	3,000,000	3,352,920
Great Lakes Senior Living Communities LLC Project, first tier, Series A, 5.00%, 1/01/54	1,375,000	1,513,793
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Arizona State IDA Senior Living Revenue, (continued)
Great Lakes Senior Living Communities LLC Project, second tier, Series B, 5.00%, 1/01/43	$1,000,000	$1,092,000
Great Lakes Senior Living Communities LLC Project, second tier, Series B, 5.00%, 1/01/49	1,500,000	1,628,205
Great Lakes Senior Living Communities LLC Project, second tier, Series B, 5.125%, 1/01/54	1,000,000	1,092,050
Arizona State Lottery Revenue,
Department of Administration, Series A, AGMC Insured, 5.00%, 7/01/28	15,540,000	15,853,597
Department of Administration, Series A, AGMC Insured, 5.00%, 7/01/29	7,500,000	7,651,350
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	10,000,000	11,607,300
Refunding, 5.00%, 7/01/36	8,680,000	10,320,694
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,268,707
Subordinated, Series A, Pre-Refunded, 5.00%, 7/01/36	10,000,000	10,735,700
Central Arizona Water Conservation District Water Delivery O and M Revenue, Central Arizona Project, 5.00%, 1/01/34	1,000,000	1,179,510
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,381,324
Gilbert Public Facilities Municipal Property Corp. Revenue, Pre-Refunded, 5.50%, 7/01/28	10,000,000	10,030,900
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35	5,000,000	5,144,300
Midwestern University, 5.125%, 5/15/40	10,000,000	10,286,900
Midwestern University, Refunding, 5.00%, 5/15/31	3,455,000	3,753,270
Senior Living, Royal Oaks Life Care Community, Refunding, 5.00%, 5/15/39	2,000,000	2,246,700
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	13,178,640
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,171,377
Goodyear Water and Sewer Revenue,
Obligation, sub. lien, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,072,070
Obligation, sub. lien, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,616,355
Lake Havasu Wastewater System Revenue,
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	17,233,950
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/43	9,155,000	10,514,334
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,807,479
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,046,162
Maricopa County IDA, MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	850,000	850,740
Maricopa County IDA Education Revenue,
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/37	1,000,000	1,169,300
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/52	1,000,000	1,150,180
Reid Traditional Schools Projects, 5.00%, 7/01/36	1,120,000	1,241,475
Reid Traditional Schools Projects, 5.00%, 7/01/47	3,325,000	3,626,378
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	4,875,212
Maricopa County IDA Hospital Revenue,
HonorHealth, Refunding, Series A, 5.00%, 9/01/37	4,025,000	4,737,063
HonorHealth, Refunding, Series A, 5.00%, 9/01/42	4,000,000	4,650,360
  |  5

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Maricopa County IDA Senior Living Facilities Revenue,
Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	$5,000,000	$5,669,600
Christian Care Retirement Apartments Inc. Project, Refunding, Series D, 5.00%, 1/01/40	9,840,000	11,091,451
Maricopa County IDAR, Banner Health, Series A, 5.00%, 1/01/41	36,750,000	43,631,437
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 3.60%, 4/01/40	13,500,000	13,579,245
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,371,900
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,175,500
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,077,500
Maricopa County School District No. 214 Tolleson Union High School GO, School Improvement, Project of 2017, Series A, 5.00%, 7/01/37	1,000,000	1,198,210
Maricopa County USD No. 11 Peoria GO,
School Improvement, 5.00%, 7/01/31	5,100,000	5,691,600
School Improvement, 5.00%, 7/01/33	1,000,000	1,204,490
Maricopa County USD No. 95 Queen Creek GO,
School Improvement, 5.00%, 7/01/33	500,000	593,635
School Improvement, 5.00%, 7/01/37	1,200,000	1,410,600
McAllister Academic Village LLC Revenue,
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/33	2,000,000	2,386,740
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/38	2,000,000	2,354,800
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/39	1,000,000	1,175,060
Mesa Utility Systems Revenue,
5.00%, 7/01/32	1,000,000	1,246,990
5.00%, 7/01/34	1,265,000	1,562,945
4.00%, 7/01/38	1,425,000	1,580,311
4.00%, 7/01/39	6,135,000	6,760,586
5.00%, 7/01/42	15,000,000	18,077,850
Series A, 5.00%, 7/01/43	15,000,000	18,333,750
Mohave County Union High School District No. 2 Colorado River GO, School Improvement, 5.00%, 7/01/35	1,000,000	1,190,820
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	20,570,000	22,382,423
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	10,000,000	10,379,400
senior lien, 5.00%, 7/01/48	5,000,000	5,904,950
senior lien, Series A, 5.00%, 7/01/42	15,090,000	17,648,962
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	3,945,000	4,999,341
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,581,360
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,622,180
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	7,109,000
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	10,030,650
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinate, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,568,900
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Series A, 5.00%, 7/01/37	1,000,000	1,221,230
junior lien, Series A, 4.00%, 7/01/39	5,000,000	5,509,850
  |  6

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, 5.00%, 7/01/39	$5,000,000	$5,903,950
junior lien, Series A, 5.00%, 7/01/39	10,000,000	11,454,300
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/39	14,780,000	14,820,054
Phoenix IDA Education Revenue,
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/36	4,065,000	4,468,329
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/41	1,225,000	1,333,131
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/46	1,335,000	1,447,500
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,355,000	1,471,855
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	6,056,668
Facility, Vista College Preparatory Projects, Series A, 5.00%, 7/01/48	1,000,000	1,160,070
Phoenix IDA Student Housing Revenue,
Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A, 5.00%, 7/01/33	600,000	698,862
Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A, 5.00%, 7/01/37	2,000,000	2,299,140
Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A, 5.00%, 7/01/42	7,800,000	8,883,030
Pima County IDAR,
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 12/15/32	1,765,000	2,041,275
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 6/15/37	2,240,000	2,556,982
Senior Living Facility, Christian Care Tucson Inc. Project, Series C, 5.00%, 12/15/47	3,840,000	4,344,346
Pima County USD No. 20 Vail GO, School Improvement and Refunding, BAM Insured, 5.00%, 7/01/36	3,305,000	3,894,050
Pima County USD No. 30 Sahuarita GO,
School Improvement, BAM Insured, 5.00%, 7/01/33	2,665,000	3,145,180
School Improvement, BAM Insured, 5.00%, 7/01/34	2,800,000	3,292,912
Pima County USD No. 6 Marana GO,
School Improvement, Project of 2014, Series C, BAM Insured, 5.00%, 7/01/36	2,385,000	2,855,179
School Improvement, Project of 2014, Series D, BAM Insured, 5.00%, 7/01/38	2,500,000	2,964,200
Pinal County Community College District Revenue, Central Arizona College, BAM Insured, 5.00%, 7/01/34	1,065,000	1,254,666
Pinal County Electrical District No. 3 Electric System Revenue,
Pre-Refunded, 5.25%, 7/01/33	1,500,000	1,616,400
Pre-Refunded, 5.25%, 7/01/41	6,800,000	7,327,680
Refunding, 5.00%, 7/01/35	1,195,000	1,398,795
Queen Creek Excise Tax and State Shared Revenue,
Series A, 5.00%, 8/01/42	2,500,000	3,016,975
Series A, 5.00%, 8/01/47	5,000,000	6,009,100
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Refunding, Series A, 5.00%, 12/01/30	4,500,000	4,929,885
Salt River Project, Refunding, Series A, 5.00%, 1/01/37	10,000,000	12,226,400
Salt River Project, Refunding, Series A, 5.00%, 1/01/38	9,745,000	11,658,723
Salt River Project, Refunding, Series A, 5.00%, 1/01/38	3,310,000	4,035,254
Salt River Project, Refunding, Series A, 5.00%, 1/01/39	5,605,000	6,816,633
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	12,631,000
5.00%, 12/01/37	5,000,000	6,477,000
  |  7

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, Pre-Refunded, 5.00%, 7/01/33	$10,660,000	$11,070,303
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,138,510
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,575,784
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,537,197
Tempe Excise Tax Revenue, Series A, Pre-Refunded, 5.00%, 7/01/31	2,325,000	2,496,050
Town of Gilbert Pledged Revenue, sub. lien, Obligations, 5.00%, 7/01/45	10,000,000	11,528,900
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured, 5.00%, 7/15/32	985,000	986,330
Tucson Water System Revenue,
Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,367,850
Refunding, 5.00%, 7/01/28	65,000	65,170
Refunding, 5.00%, 7/01/29	95,000	95,245
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36	5,000,000	5,799,400
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	5,453,600
Tucson, Pre-Refunded, 6.50%, 7/01/39	4,750,000	4,767,955
Yavapai County IDA Hospital Revenue,
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/34	4,250,000	4,898,550
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/36	1,310,000	1,502,714
		899,389,960
U.S. Territories 1.4%
Guam 1.4%
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39	6,490,000	7,293,397
Series A, AGMC Insured, 5.00%, 10/01/44	5,325,000	5,961,391
		13,254,788
Total Municipal Bonds before Short Term Investments (Cost $857,211,090)		912,644,748
  |  8

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments 0.4%
	Municipal Bonds 0.4%
	Arizona 0.4%
[a]	Arizona Health Facilities Authority Revenue, Banner Health, Series C, LOC Bank of America, Daily VRDN and Put, 2.25%, 1/01/46	$575,000	$575,000
[a]	Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 2.20%, 11/15/52	2,825,000	2,825,000
	Total Short Term Investments (Cost $3,400,000)		3,400,000
	Total Investments (Cost $860,611,090) 98.7%		916,044,748
	Other Assets, less Liabilities 1.3%		12,413,125
	Net Assets 100.0%		$928,457,873

See Abbreviations on page 149.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  9

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Colorado Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 95.5%
Colorado 93.4%
Adams 12 Five Star Schools GO, Adams County and the City of Broomfield, Series B, 5.00%, 12/15/36	$5,000,000	$5,996,750
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%, 12/01/40	7,500,000	8,757,675
Adams State College Board of Trustees Institutional Enterprise Revenue,
5.00%, 5/15/37	630,000	685,900
Pre-Refunded, 5.00%, 5/15/37	370,000	403,833
Adams State University Board of Trustees Institutional Enterprise Revenue, Refunding, Series A, 4.00%, 5/15/42	1,515,000	1,680,029
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%, 12/01/35	3,000,000	3,473,160
Arapahoe County School District No. 1 GO, Englewood Schools, 5.00%, 12/01/42	7,000,000	8,248,240
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project, Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,779,207
Aurora COP, Aurora Capital Leasing Corp., Refunding, Series A, 5.00%, 12/01/30	5,680,000	5,774,742
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,576,775
Aurora Water Revenue, Green Bonds, first lien, Refunding, 5.00%, 8/01/46	5,000,000	5,874,250
Bell Mountain Ranch Metropolitan District GO, Consolidated, Douglas County, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,260,204
Boulder Valley School District No. RE-2 GO,
Boulder and Gilpin Counties and the City and County of Broomfield, 5.00%, 12/01/34	6,000,000	6,000,000
Boulder and Gilpin Counties and the City and County of Broomfield, 5.00%, 12/01/41	5,000,000	5,784,200
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/34	5,380,000	5,482,489
Castle Rock Sales and Use Tax Revenue,
5.00%, 6/01/31	1,800,000	2,008,458
5.00%, 6/01/32	1,845,000	2,055,662
5.00%, 6/01/35	2,775,000	3,078,335
Centennial Water and Sanitation District Water and Wastewater Revenue,
Douglas County, 5.00%, 12/01/43	3,000,000	3,659,880
Douglas County, 5.25%, 12/01/48	6,760,000	8,360,024
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,386,022
Charter School, Union Colony School Project, Refunding, 5.00%, 4/01/48	715,000	824,531
University of Denver Project, Series A, 5.00%, 3/01/47	3,950,000	4,619,288
Colorado Health Facilities Authority Revenue,
Bethesda Project, Improvement and Refunding, Series A-1, 5.00%, 9/15/48	3,000,000	3,319,320
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,013,450
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,517,750
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,014,220
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,750,850
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35	7,150,000	7,968,318
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,746,050
Covenant Retirement Communities Inc., Series A, 5.00%, 12/01/48	5,000,000	5,673,750
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,117,920
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,439,760
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,675,975
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 6/01/47	6,000,000	6,803,580
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority Revenue, (continued)
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40	$4,000,000	$4,439,760
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	2,750,000	3,037,100
Hospital, Boulder Community Hospital Project, Series A, 6.00%, 10/01/35	5,460,000	5,759,263
Hospital, Boulder Community Hospital Project, Series A, Pre-Refunded, 6.00%, 10/01/35	40,000	42,363
Hospital, Parkview Medical Center Inc. Project, 5.00%, 9/01/46	5,000,000	5,669,200
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,451,174
Valley View Hospital Assn. Project, 5.00%, 5/15/40	2,000,000	2,233,520
Valley View Hospital Assn. Project, 5.00%, 5/15/45	1,000,000	1,114,050
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.00%, 12/31/47	2,555,000	2,800,357
Colorado Mesa University Enterprise Revenue,
Board of Trustees, 5.00%, 5/15/45	4,000,000	4,645,640
[a] Board of Trustees, Series B, 5.00%, 5/15/44	1,000,000	1,212,090
[a] Board of Trustees, Series B, 5.00%, 5/15/49	1,565,000	1,887,875
Colorado School of Mines Institutional Enterprise Revenue,
Board of Trustees, Series A, 5.00%, 12/01/42	2,450,000	2,898,203
Board of Trustees, Series A, 5.00%, 12/01/47	3,000,000	3,534,420
Refunding, Series B, 5.00%, 12/01/32	110,000	122,137
Colorado Springs Utilities System Revenue,
Improvement, Series A-4, 5.00%, 11/15/48	5,000,000	6,059,800
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,492,960
Refunding, Series A, 5.00%, 11/15/40	3,000,000	3,482,370
Refunding, Series A, 5.00%, 11/15/45	2,665,000	3,077,569
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,702,850
Refunding, Series A-2, 5.00%, 11/15/47	6,000,000	7,159,260
Series D-1, Pre-Refunded, 5.25%, 11/15/33	5,000,000	5,272,550
Colorado State Board of Governors University Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/44	2,675,000	3,019,567
Refunding, Series A, 4.00%, 3/01/40	5,000,000	5,522,050
Refunding, Series A, 5.00%, 3/01/43	5,000,000	6,655,650
Refunding, Series B, 5.00%, 3/01/41	1,000,000	1,167,450
Refunding, Series E, 4.00%, 3/01/43	4,500,000	4,975,290
Series A, 5.00%, 3/01/34	20,000	20,050
Series A, 5.00%, 3/01/39	145,000	145,349
Series A, 5.00%, 3/01/40	3,010,000	3,442,116
Series A, Pre-Refunded, 5.00%, 3/01/40	3,990,000	4,743,352
Series C, Pre-Refunded, 5.00%, 3/01/44	2,460,000	2,781,694
Colorado State Building Excellent Schools Today COP,
Series G, Pre-Refunded, 5.00%, 3/15/32	10,000,000	10,625,200
Series I, 5.00%, 3/15/36	3,000,000	3,386,820
Series J, 5.25%, 3/15/42	5,000,000	5,982,950
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,512,469
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,030,264
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured, 5.00%, 9/01/38	1,210,000	1,315,197
  |  11

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement, AGMC Insured, 5.00%, 12/01/31	$2,040,000	$2,255,587
Commerce City Sales and Use Tax Revenue, AGMC Insured, 5.00%, 8/01/41	4,000,000	4,630,040
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,589,100
Department of Aviation, Refunding, Subordinate, Series B, 5.00%, 12/01/48	4,440,000	5,351,443
Denver City and County Board of Water Commissioners Water Revenue, Green Bonds, Series A, 5.00%, 9/15/47	10,000,000	11,999,400
Denver City and County Dedicated Tax Revenue,
Current Interest Bonds, Series A-1, 5.00%, 8/01/48	5,000,000	5,844,650
Refunding and Improvement, Series A, 4.00%, 8/01/46	3,500,000	3,741,745
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,529,360
Denver City and County School District No. 1 GO, 5.00%, 12/01/41	12,440,000	14,708,932
Denver Convention Center Hotel Authority Revenue, Senior, Refunding, 5.00%, 12/01/40	9,775,000	11,165,982
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, 5.50%, 12/01/30	1,500,000	1,570,275
Recovery Zone Facility, 5.625%, 12/01/40	4,000,000	4,170,360
Series A, 5.25%, 12/01/45	9,250,000	10,161,495
Denver Health and Hospital Authority Project COP, 550 Acoma Inc., 5.00%, 12/01/48	3,355,000	3,830,873
Denver International Business Center Metropolitan District No. 1 GO, In the City and County of Denver, Series A, 4.00%, 12/01/48	350,000	353,455
E-470 Public Highway Authority Revenue,
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,834,792
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/33	3,000,000	1,393,470
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	6,176,110
senior bond, Series C, 5.25%, 9/01/25	2,500,000	2,602,225
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,859,905
Eagle River Water and Sanitation District GO, 5.00%, 12/01/45	1,360,000	1,593,539
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	2,860,000	2,910,965
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/37	5,120,000	5,211,238
Fort Collins Electric Utility Enterprise Revenue, Series A, 5.00%, 12/01/42	13,500,000	16,255,080
Ignacio School District 11JT GO, La Plata and Archuleta Counties, Pre-Refunded, 5.00%, 12/01/31	1,215,000	1,320,486
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/40	5,000,000	6,109,450
Meridian Metropolitan District GO, In Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,347,100
Metropolitan State University of Denver Institutional Enterprise Revenue, Aerospace and Engineering Sciences Building Project, 5.00%, 12/01/45	4,000,000	4,638,760
Park 70 Metropolitan District GO,
City of Aurora, Refunding and Improvement, 5.00%, 12/01/36	1,000,000	1,105,760
City of Aurora, Refunding and Improvement, 5.00%, 12/01/46	1,500,000	1,646,310
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.375%, 12/01/37	7,000,000	7,170,030
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/41	3,000,000	3,373,650
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/45	7,000,000	7,809,480
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,500,000	2,826,300
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,875,000	3,337,070
  |  12

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Colorado (continued)
	Park Creek Metropolitan District Revenue, (continued)
	Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/38	$2,500,000	$2,668,025
	Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.125%, 12/01/41	2,500,000	2,672,625
	Parker Water and Sanitation District Water and Sewer Enterprise Revenue, Douglas County, 5.00%, 11/01/42	6,475,000	7,708,682
	Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,076,640
	Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	7,724,668
	Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	15,084,927
	Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,823,100
	Pueblo Urban Renewal Authority Revenue,
	Refunding and Improvement, Series B, 5.25%, 12/01/28	1,000,000	1,083,830
	Refunding and Improvement, Series B, 5.50%, 12/01/31	1,010,000	1,100,789
	Refunding and Improvement, Series B, 5.25%, 12/01/38	3,615,000	3,910,671
	Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	19,664,620
	Regional Transportation District Sales Tax Revenue,
	FasTracks Project, Series A, 5.00%, 11/01/38	10,000,000	10,456,600
	FasTracks Project, Series A, 5.00%, 11/01/41	10,000,000	11,821,200
	FasTracks Project, Series A, 5.00%, 11/01/46	11,000,000	12,941,060
	South Timnath Metropolitan District No. 2 GO, Limited Tax, Refunding and Improvement, 5.00%, 12/01/42	5,690,000	6,441,706
	Sterling Hills West Metropolitan District GO, Arapahoe County, Refunding, 5.00%, 12/01/39	1,125,000	1,273,016
	Thompson Crossing Metropolitan District No. 5 GO, Series B, AGMC Insured, 5.00%, 12/01/46	4,500,000	5,103,720
	Triview Metropolitan District GO, El Paso County, Pre-Refunded, 5.00%, 11/01/34	10,855,000	11,011,095
	University of Colorado Enterprise Revenue,
	Refunding, Series A, 5.00%, 6/01/38	5,655,000	6,529,489
	Series A, Pre-Refunded, 5.375%, 6/01/38	3,000,000	3,000,000
	Series B, 5.00%, 6/01/48	5,000,000	6,053,500
	University of Colorado Hospital Authority Revenue, Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,099,150
	University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,796,402
	Weld County School District No. Re-4 GO, 5.25%, 12/01/41	5,000,000	5,997,400
	Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36	5,000,000	5,374,850
			652,072,758
	U.S. Territories 2.1%
	Guam 0.8%
	Guam Government Limited Obligation Revenue,
	Section 30, Series A, Pre-Refunded, 5.375%, 12/01/24	2,000,000	2,039,620
	Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	3,565,000	3,642,147
			5,681,767
	Puerto Rico 1.3%
[b]	Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	9,156,525
	Total U.S. Territories		14,838,292
	Total Municipal Bonds before Short Term Investments (Cost $631,888,069)		666,911,050
  |  13

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments 4.6%
	Municipal Bonds 4.6%
	Colorado 4.6%
[c]	Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series B-4, LOC Toronto Dominion Bank, Daily VRDN and Put, 2.25%, 12/01/35	$1,680,000	$1,680,000
[c]	Denver City and County COP,
	Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 12/01/29	21,980,000	21,980,000
	Wellington E. Webb Municipal Office Building, Refunding, Series A3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 12/01/31	8,700,000	8,700,000
	Total Short Term Investments (Cost $32,360,000)		32,360,000
	Total Investments (Cost $664,248,069) 100.1%		699,271,050
	Other Assets, less Liabilities (0.1)%		(782,995)
	Net Assets 100.0%		$698,488,055

See Abbreviations on page 149.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  14

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Connecticut Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.8%
Connecticut 98.8%
City of Bridgeport GO,
Series A, 5.00%, 2/15/32	$2,200,000	$2,345,376
Series A, Pre-Refunded, 5.00%, 2/15/32	7,800,000	8,531,874
Connecticut State Airport Authority CFC Revenue, Ground Transportation Center Project, Series A, 5.00%, 7/01/49	1,400,000	1,655,206
Connecticut State GO, Series A, 5.00%, 2/15/29	10,000,000	10,024,000
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	18,785,021
Connecticut College Issue, Refunding, Series L-1, 4.00%, 7/01/46	5,000,000	5,342,200
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,678,433
Covenant Home Inc., Series B, 5.00%, 12/01/40	4,000,000	4,547,160
Fairfield University Issue, Series Q-1, 5.00%, 7/01/46	9,000,000	10,354,950
Fairfield University Issues, New Money, Series O, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,153,960
Fairfield University Issues, New Money, Series O, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,192,450
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,630,240
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	45,000	45,198
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	8,250,000	9,272,175
Sacred Heart University Issue, Refunding, Series I-1, 5.00%, 7/01/42	4,375,000	5,092,719
Sacred Heart University Issue, Series G, Pre-Refunded, 5.375%, 7/01/31	1,500,000	1,620,225
Sacred Heart University Issue, Series G, Pre-Refunded, 5.625%, 7/01/41	5,500,000	5,968,820
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	1,190,000	1,316,592
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	2,290,000	2,533,610
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,146,700
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,336,700
Trinity Health Credit Group, Refunding, Series CT, 5.00%, 12/01/41	5,000,000	5,786,050
Wesleyan University Issue, Series G, Pre-Refunded, 5.00%, 7/01/39	7,000,000	7,269,430
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,413,140
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,457,050
Connecticut State HFAR,
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	421,008
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,547,175
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%, 11/15/27	540,000	548,262
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series A, 5.00%, 1/01/38	3,000,000	3,307,470
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,839,950
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,165,620
Green Bonds, Series A, 5.00%, 5/01/37	3,000,000	3,609,120
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30	5,000,000	5,617,600
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/33	1,000,000	1,176,320
Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/36	1,000,000	1,189,450
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,389,750
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  15

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Connecticut (continued)
	Hartford County Metropolitan District Clean Water Project Revenue,
	Green Bonds, Refunding, Series A, 5.00%, 11/01/42	$5,000,000	$5,648,600
	Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,411,500
	New Britain GO, Series C, AGMC Insured, 5.00%, 3/01/36	1,000,000	1,167,640
	New Haven GO, Issue of 2002, Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,069
	South Central Regional Water Authority Water System Revenue,
	Refunding, Thirty-Second Series B, 5.00%, 8/01/38	1,720,000	2,011,970
	Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,699,275
	Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,824,966
	Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,137,490
	Stratford GO, Refunding, 5.00%, 7/01/33	1,000,000	1,160,880
	University of Connecticut GO,
	Series A, 5.00%, 8/15/28	6,590,000	7,395,760
	Series A, 5.00%, 2/15/31	2,000,000	2,250,960
	Series A, 5.00%, 1/15/37	4,000,000	4,696,720
	Total Municipal Bonds before Short Term Investments (Cost $205,724,193)		215,741,834
	Short Term Investments 0.1%
	Municipal Bonds 0.1%
	Connecticut 0.1%
[a]	Connecticut State Health and Educational Facilities Authority Revenue,
	Yale University Issue, Series V-1, Daily VRDN and Put, 1.95%, 7/01/36	100,000	100,000
	Yale University Issue, Series V-2, Daily VRDN and Put, 2.05%, 7/01/36	160,000	160,000
	Total Short Term Investments (Cost $260,000)		260,000
	Total Investments (Cost $205,984,193) 98.9%		216,001,834
	Other Assets, less Liabilities 1.1%		2,396,086
	Net Assets 100.0%		$218,397,920

See Abbreviations on page 149.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  16

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 96.9%
Alabama 2.1%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	$25,000,000	$29,126,500
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,673,572
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,669,754
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,668,941
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,728,405
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,805,150
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,557,230
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	5,840,215
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,345,663
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,256,434
		74,671,864
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	3,681,025
Arizona 5.1%
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,516,960
Arizona School Facilities Board COP, Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	16,325,810
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	5,715,766
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,124,100
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	41,417,693
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	15,294,506
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	12,703,018
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,367,900
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,366,850
Maricopa County IDA Hospital Revenue,
HonorHealth, Refunding, Series A, 5.00%, 9/01/30	850,000	1,036,371
HonorHealth, Refunding, Series A, 5.00%, 9/01/31	1,000,000	1,208,780
HonorHealth, Refunding, Series A, 5.00%, 9/01/32	1,000,000	1,202,780
HonorHealth, Refunding, Series A, 5.00%, 9/01/33	800,000	959,824
Mesa Utility Systems Revenue, Refunding, 5.00%, 7/01/29	2,500,000	3,039,550
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 5.00%, 7/01/30	10,000,000	12,291,100
junior lien, Series A, 5.00%, 7/01/19	1,900,000	1,905,092
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,349,465
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/21	4,200,000	4,359,348
Pima County Regional Transportation Authority Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	3,385,000	3,843,904
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,126,611
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  17

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Pima County Sewer System Revenue,
Series B, Pre-Refunded, 5.00%, 7/01/24	$6,030,000	$6,467,235
Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	4,826,295
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	3,105,185
Refunding, 5.00%, 7/01/27	2,000,000	2,398,260
Refunding, 5.00%, 7/01/28	3,325,000	3,969,718
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,006,840
		180,928,961
Arkansas 0.2%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,487,200
California 10.2%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/31	7,000,000	8,078,000
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/33	5,000,000	5,659,450
California Health Facilities Financing Authority Revenue,
Sutter Health, Series B, Pre-Refunded, 5.00%, 8/15/22	4,000,000	4,175,160
Sutter Health, Series B, Pre-Refunded, 5.25%, 8/15/23	13,000,000	13,607,750
California State GO,
Various Purpose, 5.25%, 10/01/23	25,050,000	27,343,077
Various Purpose, 5.25%, 10/01/24	9,780,000	10,672,914
Various Purpose, 5.25%, 10/01/25	5,000,000	5,455,300
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	16,317,900
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	17,036,550
Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	30,576,000
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,943,000
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,096,320
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,593,337
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	5,837,978
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,263,760
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,263,040
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/19	10,000,000	10,130,800
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/21	15,055,000	15,239,725
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20	5,000,000	5,082,150
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,009,860
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,655,396
Sutter Health, Series A, Pre-Refunded, 5.25%, 8/15/24	4,000,000	4,187,000
El Dorado Irrigation District COP,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/22	2,610,000	2,625,582
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/23	2,860,000	2,878,218
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	5,660,000	6,105,385
Refunding, 5.00%, 8/01/25	4,765,000	5,138,862
  |  18

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	$11,025,000	$12,465,416
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	10,191,567
Power System, Series B, 5.25%, 7/01/24	16,870,000	16,920,273
Power System, Series B, Pre-Refunded, 5.25%, 7/01/24	130,000	130,382
Power System, Series C, 5.00%, 7/01/32	4,615,000	5,763,904
Power System, Series C, 5.00%, 7/01/33	3,960,000	4,925,290
Power System, Series C, 5.00%, 7/01/34	4,080,000	5,056,548
Los Angeles USD,
GO, Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	5,690,833
GO, Election of 2008, Series B-1, 5.00%, 7/01/32	8,000,000	9,918,800
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,474,667
Series B, 5.00%, 7/01/21	7,545,000	7,566,051
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,537,019
Refunding, Series A, 5.00%, 8/01/35	11,000,000	12,958,000
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	23,890,592
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,011,240
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,507,450
		361,980,546
Colorado 1.0%
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/26	5,000,000	5,786,450
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/27	4,250,000	4,906,625
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	10,537,895
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,764,700
		36,995,670
Connecticut 1.5%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	12,799,268
Series E, 5.00%, 8/15/26	18,585,000	21,027,069
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/28	10,000,000	11,115,200
University of Connecticut GO,
Series A, 5.00%, 3/15/30	3,075,000	3,636,310
Series A, 5.00%, 3/15/31	5,025,000	5,913,169
		54,491,016
District of Columbia 0.4%
Washington Metropolitan Area Transit Authority Gross Revenue,
Series B, 5.00%, 7/01/31	5,000,000	6,129,100
Series B, 5.00%, 7/01/32	5,750,000	7,026,040
		13,155,140
  |  19

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Florida 7.0%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	$6,000,000	$6,675,060
Refunding, Series B, 5.00%, 10/01/25	6,325,000	7,034,412
Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,627,919
Florida State Board of Education GO,
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/32	12,855,000	14,698,664
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/33	5,000,000	5,693,450
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series E, 4.00%, 6/01/33	11,855,000	13,162,488
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/30	1,500,000	1,861,215
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,609,960
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	1,455,000	1,683,959
Refunding, Series A, 5.00%, 10/01/27	5,130,000	5,926,945
Refunding, Series A, 5.00%, 10/01/31	17,435,000	21,079,438
Series A, 5.00%, 10/01/29	1,205,000	1,385,630
Series A, Pre-Refunded, 5.00%, 10/01/26	1,530,000	1,777,554
Series A, Pre-Refunded, 5.00%, 10/01/27	5,375,000	6,244,675
Series A, Pre-Refunded, 5.00%, 10/01/29	1,265,000	1,469,677
Lee Memorial Health System Hospital Revenue, Refunding, Series A-1, 4.00%, 4/01/37	5,000,000	5,473,600
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	6,891,700
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	4,852,377
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,239,250
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,171,012
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,127,525
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,475,608
5.00%, 7/01/25	3,000,000	3,297,030
5.00%, 7/01/26	4,000,000	4,393,520
5.00%, 7/01/27	4,000,000	4,388,480
Refunding, 4.00%, 7/01/35	13,890,000	15,791,541
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,020,050
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,202,410
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,420,301
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,839,175
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,423,100
Series A, 5.00%, 10/01/33	1,755,000	2,153,420
Orlando-Orange County Expressway Authority Revenue, Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,601,087
Palm Beach County School Board COP, Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,795,320
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	18,699,308
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,419,800
  |  20

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30	$1,500,000	$1,676,955
Refunding, 4.00%, 9/01/31	1,635,000	1,819,379
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, Refunding, 4.00%, 8/15/33	6,000,000	6,608,820
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32	2,855,000	3,184,724
		249,896,538
Georgia 2.4%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27	7,000,000	8,047,480
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28	5,100,000	5,853,423
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	6,183,538
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20	2,875,000	2,917,291
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21	3,100,000	3,143,958
Refunding, Series C, 5.00%, 11/01/33	6,750,000	8,299,867
Refunding, Series C, 5.00%, 11/01/34	3,000,000	3,675,870
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/20	5,700,000	5,783,163
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/21	6,130,000	6,219,437
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,434,771
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	5,127,951
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,613,345
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/27	1,750,000	2,108,365
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/28	2,100,000	2,518,635
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/29	2,000,000	2,393,900
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/30	1,000,000	1,189,420
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	10,183,300
		83,693,714
Hawaii 0.8%
Hawaii State GO, Series EO, 5.00%, 8/01/28	25,000,000	29,191,250
Illinois 1.5%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,330,460
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,512,957
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,520,466
Illinois State Finance Authority Revenue, Northwestern University, 5.00%, 12/01/28	1,675,000	2,159,846
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,310,485
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,784,160
  |  21

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	$600,000	$661,050
		54,279,424
Indiana 0.3%
Indiana Finance Authority Revenue, State Revolving Fund Program, Green Bonds, Series A, 5.00%, 2/01/35	9,795,000	12,042,757
Kansas 0.3%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,372,240
Kentucky 1.1%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	6,253,440
Kentucky State Property and Buildings Commission Revenue, Project No. 119, BAM Insured, 5.00%, 5/01/32	2,000,000	2,421,640
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,092,558
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/28	3,000,000	3,659,520
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22	1,000,000	1,002,640
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,591,010
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29	5,500,000	6,554,295
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31	5,500,000	6,469,650
		37,044,753
Louisiana 1.6%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	15,253,950
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,873,040
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,140,430
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,497,426
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/29	10,000	12,190
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/30	5,000	6,095
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/32	15,000	18,285
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,205,130
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	2,000,000	2,394,460
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,240,000	1,460,509
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,674,125
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	995,000	1,164,329
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	2,059,746
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,750,000	2,056,163
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,485,000	1,720,031
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,340,480
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,635,400
		56,511,789
  |  22

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Maryland 2.3%
	Anne Arundel County GO, Consolidated General Improvements, Refunding, 5.00%, 4/01/29	$7,495,000	$8,882,324
	Baltimore Revenue,
	Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	7,893,639
	Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	7,144,873
	Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,290,080
	Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,870,596
	Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,225,320
	Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,581,773
	Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,527,145
	Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	3,915,248
	Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,609,067
	Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,162,046
	Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,528,165
	Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,796,360
[a]	Maryland State Community Development Administration Department of Housing and CDR, Residential, Series B, 3.00%, 9/01/34	5,000,000	5,040,350
	Maryland State Health and Higher Educational Facilities Authority Revenue,
	University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	10,302,043
	University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	8,887,322
			82,656,351
	Massachusetts 3.3%
	Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,105,000
	Massachusetts State GO,
	Refunding, Series A, 5.00%, 7/01/28	7,500,000	8,978,250
	Refunding, Series A, 5.00%, 7/01/29	6,000,000	7,151,880
	Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
	Senior, Refunding, Series A, 5.00%, 8/15/25	10,975,000	12,197,066
	Senior, Refunding, Series A, 5.00%, 8/15/26	7,000,000	7,770,140
	Senior, Refunding, Series B, 5.00%, 8/15/27	6,000,000	6,650,160
	Massachusetts State Water Pollution Abatement Trust Revenue,
	State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	13,205,681
	State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	10,600,432
	State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,003,655
	Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C, 5.00%, 8/01/32	13,920,000	17,175,888
	University of Massachusetts Building Authority Revenue,
	Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	12,443,500
	Senior Series 3, 5.00%, 11/01/32	5,000,000	6,172,000
			118,453,652
	Michigan 1.7%
	Lansing School District GO,
	Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,219,854
	Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,384,182
	Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,728,618
  |  23

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34	$8,200,000	$9,656,566
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/24	5,000,000	5,574,050
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	7,806,890
Michigan State Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/31	5,100,000	5,731,635
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/31	2,700,000	3,298,590
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/32	1,250,000	1,520,237
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	8,764,240
Wayne State University Revenue,
General, Refunding, Series A, 5.00%, 11/15/19	3,905,000	3,967,246
General, Refunding, Series A, 5.00%, 11/15/20	3,935,000	3,995,953
General, Series A, ETM, 5.00%, 11/15/19	1,305,000	1,325,567
General, Series A, Pre-Refunded, 5.00%, 11/15/20	1,320,000	1,340,803
		60,314,431
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/21	4,165,000	4,265,918
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/22	5,570,000	5,706,966
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%, 2/15/23	5,000,000	5,136,900
		15,109,784
Missouri 0.8%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health, Refunding, Series A, 5.00%, 6/01/31	12,500,000	15,582,500
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, Series A, 5.00%, 1/01/27	3,250,000	3,801,558
Plum Point Project, Refunding, Series A, 5.00%, 1/01/28	4,500,000	5,250,960
Plum Point Project, Refunding, Series A, 5.00%, 1/01/29	4,045,000	4,704,456
		29,339,474
Nevada 1.3%
Clark County Airport System Revenue,
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	5,000,000	5,013,950
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	15,041,100
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	4,600,000	4,604,324
Clark County Water Reclamation District GO,
Series A, Pre-Refunded, 5.25%, 7/01/21	3,435,000	3,444,962
Series A, Pre-Refunded, 5.25%, 7/01/22	3,120,000	3,129,048
Series B, Pre-Refunded, 5.25%, 7/01/21	3,430,000	3,439,947
Series B, Pre-Refunded, 5.25%, 7/01/22	3,615,000	3,625,483
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,736,318
		45,035,132
  |  24

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	$7,930,000	$8,539,500
New Jersey 6.0%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	5,866,915
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,231,076
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,447,720
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	12,878,620
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,662,450
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20	10,000,000	10,373,900
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21	20,535,000	22,002,020
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/30	900,000	1,086,021
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/31	1,080,000	1,292,684
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/22	10,000,000	10,011,700
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/23	17,945,000	17,965,996
New Jersey State Educational Facilities Authority Revenue,
Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	5,000,000	5,609,100
Kean University Issue, Series A, Pre-Refunded, 5.00%, 9/01/21	6,000,000	6,052,500
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,545,625
Series A, 5.375%, 6/01/24	2,395,000	2,396,581
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,914,717
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	28,013,000
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,880,125
New Jersey State Turnpike Authority Revenue, Turnpike, Refunding, Series H, 5.00%, 1/01/20	6,540,000	6,557,069
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,640,000
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,194,363
Series L, 5.00%, 5/01/27	5,270,000	5,933,915
		212,556,097
New York 9.4%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	6,878,140
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	8,815,520
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,551,350
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	27,838,000
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	4,617,865
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/27	3,500,000	4,003,930
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	9,587,700
  |  25

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	$10,000,000	$11,240,100
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	11,668,902
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	8,890,880
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	7,856,895
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,382,320
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,875,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,889,150
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	12,221,500
Fiscal 2019, Refunding, Series E, 5.00%, 8/01/32	2,000,000	2,528,100
Fiscal 2019, Refunding, Series E, 5.00%, 8/01/34	3,500,000	4,381,125
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23	11,500,000	12,493,025
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	13,448,451
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24	7,620,000	8,277,987
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27	8,740,000	10,112,879
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28	5,000,000	5,782,950
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/29	10,000,000	11,688,100
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	350,000	353,878
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/24	4,650,000	4,706,125
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%, 7/01/23	7,915,000	9,189,157
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,703,640
New York State Dormitory Authority Sales Tax Revenue, Refunding, Series E, 5.00%, 3/15/32	10,000,000	12,610,700
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,217,200
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,556,114
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,907,050
General Purpose, Series A, 5.00%, 3/15/32	10,000,000	12,523,800
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	12,368,040
New York State Thruway Authority General Revenue, Series I, Assured Guaranty, 5.00%, 1/01/26	10,000,000	10,869,300
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/20	6,500,000	6,633,445
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,334,700
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	10,661,000
		335,664,418
North Carolina 0.9%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,791,750
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	12,036,300
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, ETM, 5.00%, 1/01/21	10,000,000	10,545,900
  |  26

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	$1,735,000	$1,735,000
		30,108,950
Ohio 6.5%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	5,797,134
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,312,490
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,062,682
Cincinnati GO,
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/24	1,270,000	1,403,490
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/25	2,000,000	2,210,220
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/27	2,000,000	2,210,220
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/28	2,350,000	2,597,008
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,439,600
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,429,000
Cleveland Water Revenue,
second lien, Series A, Pre-Refunded, 5.00%, 1/01/25	2,500,000	2,724,150
second lien, Series A, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,179,320
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,367,500
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	7,686,097
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/24	2,500,000	2,875,850
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,400,000	2,756,304
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/26	4,000,000	4,590,120
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/27	5,000,000	5,725,950
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/28	3,000,000	3,432,780
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,318,008
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,647,060
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,646,160
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,754,464
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,047,961
Ohio State GO,
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,241,581
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/25	7,000,000	7,535,360
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-Refunded, 5.00%, 5/01/26	11,000,000	12,860,540
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-Refunded, 5.00%, 5/01/27	5,000,000	5,845,700
  |  27

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio State GO, (continued)
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-Refunded, 5.00%, 5/01/28	$9,100,000	$10,639,174
Ohio State Turnpike Commission Revenue, Turnpike, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	10,000,000	11,385,600
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31	10,000,000	12,328,500
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	2,920,000	3,259,012
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,593,517
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	4,832,937
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,075,276
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,497,240
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	6,898,290
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,236,061
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,367,992
University of Cincinnati General Receipts Revenue,
Series C, AGMC Insured, 5.00%, 6/01/21	11,705,000	11,910,189
Series C, AGMC Insured, 5.00%, 6/01/22	11,575,000	11,777,331
Series C, Pre-Refunded, AGMC Insured, 5.00%, 6/01/21	105,000	106,820
Series C, Pre-Refunded, AGMC Insured, 5.00%, 6/01/22	100,000	101,733
		230,706,421
Oregon 1.4%
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 6/15/32	3,725,000	4,551,093
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,200,500
senior lien, Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,550,560
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,135,705
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,648,900
Washington Counties School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	5,842,200
5.00%, 6/15/28	5,000,000	5,823,600
5.00%, 6/15/29	7,500,000	8,723,700
		49,476,258
Pennsylvania 4.4%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Refunding, Series A, 5.00%, 7/15/34	5,000,000	6,169,500
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20	7,500,000	7,748,775
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,264,679
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,484,953
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,100,943
Series A, 5.25%, 12/15/26	5,835,000	6,640,055
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,294,580
  |  28

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, 4.00%, 8/15/34	$5,895,000	$6,524,763
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	32,799,826
Series E, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,434,100
Series E, Pre-Refunded, 5.00%, 12/01/25	10,000,000	10,868,200
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	6,070,000	6,070,000
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30	4,000,000	4,973,960
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/30	2,000,000	2,411,140
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/31	4,030,000	4,833,018
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	17,810,000	17,917,572
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/22	2,190,000	2,203,403
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,005,450
Refunding, Series B, 5.00%, 11/01/31	5,750,000	6,990,505
		156,735,422
South Carolina 1.7%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,820,107
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	2,965,228
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,098,460
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,247,357
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,158,822
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,926,236
South Carolina Jobs-EDA Hospital Revenue,
Palmetto Health, Improvement, Pre-Refunded, 5.375%, 8/01/22	6,000,000	6,036,960
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/33	6,000,000	7,232,640
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25	12,935,000	14,359,143
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26	13,440,000	14,896,627
		60,741,580
Tennessee 1.0%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	17,380,600
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,616,150
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,905,179
Refunding, 5.00%, 7/01/27	1,800,000	2,046,600
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,836,205
		36,784,734
  |  29

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas 11.0%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	$4,835,000	$5,392,959
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,455,880
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,639,900
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25	11,370,000	12,412,402
GO, Refunding, Series A, 5.00%, 2/15/26	12,060,000	13,155,651
Dallas Waterworks and Sewer System Revenue,
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/30	1,500,000	1,859,910
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/31	2,500,000	3,084,550
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/32	1,000,000	1,229,950
Dallas/Fort Worth International Airport Revenue,
Joint Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,747,650
Joint Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,407,272
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27	5,460,000	6,400,485
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28	2,500,000	2,921,725
Fort Worth GO,
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/25	6,000,000	6,553,800
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/26	6,790,000	7,391,798
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,345,940
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/26	2,000,000	2,362,300
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/27	2,000,000	2,362,300
Harris County Toll Road Revenue,
senior lien, Refunding, Series A, 5.00%, 8/15/32	2,500,000	3,077,125
senior lien, Refunding, Series A, 5.00%, 8/15/33	2,500,000	3,067,650
Houston GO,
Public Improvement, Refunding, Series A, 5.00%, 3/01/22	3,855,000	3,955,808
Public Improvement, Series A, Pre-Refunded, 5.00%, 3/01/22	6,145,000	6,304,278
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	3,250,000	3,962,238
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,469,075
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	5,847,200
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	22,905,180
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,395,700
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,320,389
North Texas Tollway Authority Revenue,
Special Projects System, Series D, Pre-Refunded, 5.00%, 9/01/24	12,000,000	12,924,960
System, first tier, Refunding, Series A, 4.00%, 1/01/33	5,000,000	5,518,650
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	4,815,000	5,676,211
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	7,015,000	8,236,101
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	5,970,793
  |  30

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	$27,000,000	$32,461,560
Refunding, 5.00%, 2/01/27	10,415,000	12,648,913
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,723,365
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,523,532
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,287,640
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,141,970
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 5.00%, 10/15/31	12,585,000	15,560,094
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/34	5,800,000	6,559,104
State Water Implementation Fund, Master Trust, Series B, 4.00%, 10/15/36	10,000,000	11,268,700
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	22,651,400
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	23,299,000
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	23,247,600
University of Houston Revenue,
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	4,745,000	5,023,816
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	269,543
University of Texas System Revenue, Board of Regents, Permanent University Fund, Series B, 5.00%, 7/01/27	10,000,000	11,655,900
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	6,823,958
Refunding, 5.00%, 2/15/25	13,780,000	15,077,800
		390,579,725
Utah 0.5%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	9,438,030
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	9,439,290
		18,877,320
Virginia 4.0%
Norfolk Water Revenue,
Pre-Refunded, 5.00%, 11/01/24	6,050,000	6,668,491
Pre-Refunded, 5.00%, 11/01/25	5,910,000	6,514,179
Refunding, 5.00%, 11/01/24	95,000	104,371
Refunding, 5.00%, 11/01/25	90,000	98,851
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,926,300
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	12,709,041
Refunding, Series B, 5.00%, 8/01/20	13,450,000	14,020,011
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, Pre-Refunded, 5.00%, 2/01/25	13,080,000	15,189,673
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	8,820,614
  |  31

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Virginia State PBA Public Facilities Revenue,
Refunding, Series B, 4.00%, 8/01/29	$12,060,000	$13,789,404
Series B, Pre-Refunded, 4.00%, 8/01/29	1,075,000	1,248,043
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,221,991
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,550,559
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	31,128,112
		141,989,640
Washington 4.0%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,600,675
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	3,995,880
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,467,650
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/36	7,000,000	8,777,020
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,404,900
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,402,992
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,214,450
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,548,035
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,019,016
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,104,142
Refunding, 5.00%, 5/01/25	5,500,000	6,416,245
Refunding, 5.00%, 5/01/26	2,995,000	3,488,277
Refunding, 5.00%, 5/01/27	3,150,000	3,664,269
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series B, 5.00%, 2/01/20	7,000,000	7,165,830
Improvement and Refunding, Series C, 4.00%, 9/01/34	5,300,000	5,918,245
Washington Health Care Facilities Authority Revenue,
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/30	1,000,000	1,222,700
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/31	1,925,000	2,335,333
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/31	2,250,000	2,605,230
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/32	4,005,000	4,622,811
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	34,431,919
Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,684,942
Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	12,128,200
Various Purpose, Series D, Pre-Refunded, 5.00%, 2/01/25	13,955,000	15,245,838
		141,464,599
  |  32

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Wisconsin 0.5%
	Wisconsin State Transportation Revenue,
	Refunding, Series 1, 5.00%, 7/01/24	$6,560,000	$7,267,824
	Refunding, Series 2, 5.00%, 7/01/31	5,000,000	6,162,700
	Series 1, Pre-Refunded, 5.00%, 7/01/24	3,440,000	3,811,417
			17,241,941
	U.S. Territories 0.0%†
	Guam 0.0%†
	Guam Government Limited Obligation Revenue, Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,045,931
	Total Municipal Bonds before Short Term Investments (Cost $3,284,485,993)		3,446,845,247
	Short Term Investments 2.2%
	Municipal Bonds 2.2%
	Florida 0.4%
[b]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 2.40%, 7/15/22	14,000,000	14,000,000
	New York 0.8%
[b]	New York City GO,
	Fiscal 2006, Series H, Sub Series H-2, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 1/01/36	15,800,000	15,800,000
	Fiscal 2006, Series I, Subseries I-8, SPA State Street Bank & Trust Co., Daily VRDN and Put, 2.10%, 4/01/36	6,300,000	6,300,000
	Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 6/01/44	570,000	570,000
[b]	New York City Municipal Water Finance Authority Water and Sewer System Revenue,
	Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put, 2.20%, 6/15/38	2,600,000	2,600,000
	Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of Montreal, Daily VRDN and Put, 2.10%, 6/15/49	2,300,000	2,300,000
[b]	Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Weekly VRDN and Put, 2.12%, 1/01/32	2,300,000	2,300,000
			29,870,000
	North Carolina 0.7%
[b]	The Charlotte-Mecklenburg Hospital Authority Revenue,
	Carolinas HealthCare System, Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.24%, 1/15/37	6,945,000	6,945,000
	Carolinas HealthCare System, Series E, LOC TD Bank National Association, Daily VRDN and Put, 2.20%, 1/15/44	16,350,000	16,350,000
			23,295,000
	Oregon 0.1%
[b]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 2.20%, 8/01/34	3,800,000	3,800,000
	Pennsylvania 0.1%
[b]	Geisinger Authority Revenue, Geisinger Health System, Montour County, Series A, SPA TD Bank National Association, Daily VRDN and Put, 2.10%, 10/01/43	2,900,000	2,900,000
  |  33

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Virginia 0.1%
[b]	Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series B, SPA TD Bank National Association, Daily VRDN and Put, 2.18%, 10/01/48	$2,700,000	$2,700,000
	Total Short Term Investments (Cost $76,565,000)		76,565,000
	Total Investments (Cost $3,361,050,993) 99.1%		3,523,410,247
	Other Assets, less Liabilities 0.9%		32,581,825
	Net Assets 100.0%		$3,555,992,072

See Abbreviations on page 149.
†Rounds to less than 0.1% of net assets.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  34

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
		Shares	Value
	Management Investment Companies (Cost $7,935,562) 0.8%
	Financials 0.8%
[a]	Franklin Liberty Municipal Bond ETF	315,000	$8,095,500
		Principal Amount
	Municipal Bonds 87.7%
	Alabama 1.0%
[b]	Mobile IDB,
	PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, 2.90%, 12/12/23	$7,550,000	7,847,847
	PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, Series A, 1.85%, 3/24/20	2,250,000	2,240,325
			10,088,172
	Arkansas 1.6%
	Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%, 6/15/22	11,195,000	11,603,282
	Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/20	4,930,000	4,978,856
			16,582,138
	California 6.6%
[b]	California Health Facilities Financing Authority Revenue,
	Providence St. Joseph Health, Mandatory Put, Series B-3, 2.00%, 10/01/25	13,340,000	13,632,680
	St. Joseph Health System, Mandatory Put, Refunding, Series D, 5.00%, 10/15/20	5,000,000	5,231,100
	St. Joseph Health System, Mandatory Put, Series C, 5.00%, 10/15/19	3,250,000	3,292,477
[b]	California Infrastructure and Economic Development Bank Revenue, J Paul Getty Trust, Mandatory Put, Refunding, Series A-1, 2.038%, 4/01/22	15,000,000	14,968,350
[b]	California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, Series A, 2.00%, 2/03/20	4,500,000	4,511,790
[b]	California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put, Refunding, Series D, 2.625%, 12/01/23	3,000,000	3,030,270
	California Statewide CDA Revenue, Viamonte Senior Living1 Project, Series B, California Mortgage Insured, 3.00%, 7/01/27	3,500,000	3,561,495
	Coachella Valley USD, GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19	1,330,000	1,335,706
	Mount San Antonio Community College District GO, Capital Appreciation, BAN, zero cpn., 4/01/22	10,000,000	9,560,100
	Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20	5,000,000	4,880,400
[b]	Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put, Refunding, Series A, 1.50%, 10/01/20	3,250,000	3,248,830
			67,253,198
	Colorado 0.8%
	Denver City and County School District No. 1 GO, Series B, 4.00%, 12/01/27	7,480,000	8,055,586
	Connecticut 2.6%
[b]	Connecticut State Health and Educational Facilities Authority Revenue,
	Yale University Issue, Mandatory Put, Refunding, Series A, 2.05%, 7/12/21	7,500,000	7,591,350
	Yale University Issue, Mandatory Put, Refunding, Series A-1, 1.00%, 7/01/19	6,000,000	5,998,020
	Yale University Issue, Mandatory Put, Series A, 1.30%, 2/03/20	10,000,000	9,989,400
	Yale University Issue, Mandatory Put, Series X-2, 1.80%, 2/09/21	3,000,000	3,013,350
			26,592,120
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  35

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Florida 1.8%
	Escambia County PCR, Gulf Power Co. Project, Refunding, 2.60%, 6/01/23	$5,000,000	$5,112,800
	Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series A, 5.00%, 10/01/25	1,000,000	1,204,180
	Florida State Turnpike Authority Revenue, Department of Transportation, Refunding, Series A, 2.875%, 7/01/25	3,000,000	3,116,730
	Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,412,451
[b]	Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project, Mandatory Put, 1.75%, 11/01/19	2,000,000	2,001,040
	Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24	4,000,000	4,408,720
			18,255,921
	Georgia 3.4%
[b]	Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put, Series A, 1.875%, 10/01/19	2,500,000	2,502,025
	Georgia State GO, Series A, 5.00%, 2/01/23	12,375,000	13,961,475
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding, Series A, 3.00%, 7/01/23	11,000,000	11,667,810
[b]	Monroe County Development Authority PCR,
	Georgia Power Co. Plant Scherer Project, Mandatory Put, Refunding, First Series, 2.05%, 11/19/21	3,250,000	3,247,335
	Gulf Power Co. Plant Scherer Project, Mandatory Put, First Series, 1.40%, 9/19/19	3,750,000	3,744,187
			35,122,832
	Hawaii 1.1%
	Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/23	10,000,000	11,180,400
	Illinois 0.8%
[b,c]	Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put, 2.158%, 9/01/22	8,700,000	8,694,519
	Iowa 1.0%
	Des Moines Independent Community School District Revenue, Polk and Warren Counties, School Infrastructure Sales, Services and Use Tax, AGMC Insured, 3.00%, 6/01/29	9,300,000	9,787,971
	Kansas 0.7%
[d]	Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN, 2.066%, (1-month USD LIBOR + 0.40%), 9/01/19	5,700,000	5,704,275
	Reno County USD No. 308 GO, Hutchinson, Refunding, 5.00%, 9/01/27	1,575,000	1,960,702
			7,664,977
	Kentucky 3.0%
[b]	Kentucky Public Energy Authority Gas Supply Revenue,
	Mandatory Put, Series A, 4.00%, 4/01/24	10,000,000	10,836,300
	Mandatory Put, Series B, 4.00%, 1/01/25	10,000,000	10,983,300
[b]	Louisville/Jefferson County Metro Government Environmental Facilities Revenue, Louisville Gas and Electric Co. Project, Mandatory Put, Series A, 1.25%, 6/03/19	2,000,000	2,000,000
[b]	Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Mandatory Put, Series A, 2.20%, 8/01/19	7,000,000	7,007,420
			30,827,020
  |  36

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Louisiana 2.9%
	Louisiana State GO,
	Seried A, 5.00%, 3/01/31	$10,870,000	$13,734,571
	Series A, 4.00%, 5/15/31	15,225,000	16,330,183
			30,064,754
	Maryland 6.0%
	Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%, 10/15/25	5,000,000	6,056,700
	Maryland CDA Department of Housing and Community Development Housing Revenue, FHA Risk-Sharing Insured Pass-Through, Series A, FHA Insured, 1.35%, 6/01/19	3,860,000	3,860,000
	Maryland State GO,
	State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23	11,355,000	12,223,431
	State and Local Facilities Loan of 2014, Refunding, First Series C, 5.00%, 8/01/19	5,700,000	5,732,832
	State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/26	12,330,000	15,222,741
	Washington Suburban Sanitary District GO,
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/28	5,500,000	6,050,990
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/30	5,500,000	6,050,990
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/31	5,500,000	6,050,990
			61,248,674
	Massachusetts 0.6%
[b]	Massachusetts Development Finance Agency Revenue, Partners HealthCare System Issue, Mandatory Put, Refunding, Series S-4, 5.00%, 1/25/24	5,000,000	5,727,100
	Michigan 2.6%
	Grand Rapids Sanitary Sewer System Revenue, Improvement and Refunding, Series A, AGMC Insured, 5.50%, 1/01/22	3,145,000	3,330,901
	Michigan Finance Authority Revenue,
	State Aid Notes, Series A-1, 4.00%, 8/20/19	13,000,000	13,067,080
	Unemployment Obligation Assessment, Refunding, Series B, 5.00%, 7/01/20	10,000,000	10,027,600
			26,425,581
	Minnesota 1.8%
	Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/24	6,065,000	6,999,980
[b]	Minneapolis MFHR,
	Albright Townhomes Project, Mandatory Put, 2.00%, 6/01/19	2,000,000	2,000,000
	Riverside Homes Project, Mandatory Put, Series A, 2.40%, 5/01/20	1,250,000	1,253,475
	Minnesota State Higher Education Facilities Authority Revenue,
	University of St. Thomas, 5.00%, 10/01/26	1,000,000	1,216,710
	University of St. Thomas, 5.00%, 10/01/27	1,000,000	1,238,980
	Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/21	5,000,000	5,272,150
			17,981,295
	Mississippi 0.5%
[b]	Mississippi Business Finance Corp. Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, 1.35%, 9/01/20	5,000,000	4,974,500
  |  37

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Nevada 2.7%
	Clark County School District GO, Refunding, Series D, 5.00%, 6/15/20	$20,000,000	$20,711,000
	Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Refunding, 5.00%, 12/01/20	7,000,000	7,370,720
			28,081,720
	New Jersey 0.6%
	Jersey City GO, General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%, 8/01/19	1,330,000	1,335,546
[b]	New Jersey State Housing and Mortgage Finance Agency MF Conduit Revenue, Garden Spires Project, Mandatory Put, Series A, 2.02%, 8/01/20	4,310,000	4,322,197
			5,657,743
	New Mexico 0.9%
[b]	Farmington PCR, Southern California Edison Co. Four Corners Project, Mandatory Put, Refunding, Series A, 1.875%, 4/01/20	9,000,000	8,965,080
	New York 8.8%
[b]	Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development Corp. Project, Mandatory Put, Refunding, Subseries C, 2.00%, 11/01/21	4,750,000	4,742,875
	New York City GO,
	Fiscal 2010, Refunding, Series C, 5.00%, 8/01/24	6,000,000	6,034,200
	Fiscal 2010, Series E, 5.00%, 8/01/27	8,075,000	8,120,866
	Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	7,295,820
	Fiscal 2019, Refunding, Series A, 5.00%, 8/01/22	5,000,000	5,556,800
	New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2010, Refunding, Series BB, 5.00%, 6/15/27	10,000,000	10,027,600
	New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	6,214,462
	New York State Energy Research and Development Authority PCR,
	New York State Electric and Gas Corp. Project, Refunding, Series D, 3.50%, 10/01/29	3,000,000	3,301,170
	[b] Rochester Gas and Electric Corp. Project, Mandatory Put, Series A, 3.00%, 7/01/25	10,000,000	10,775,900
	New York State HFAR, Affordable Housing, Climate Bond Certified/Green Bonds, Series K, GNMA Secured, 1.50%, 5/01/21	10,000,000	9,970,400
	Suffolk County GO,
	Public Improvements, Series B, AGMC Insured, 4.00%, 10/15/28	4,205,000	4,882,131
	Refunding, Series D, 4.00%, 10/15/19	3,835,000	3,868,595
	Refunding, Series D, 4.00%, 10/15/20	4,270,000	4,407,665
	Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	4,747,517
			89,946,001
	North Carolina 1.3%
	Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,509,450
	North Carolina State University at Raleigh Revenue,
	General, The Board of Governors of the University of North Carolina, Refunding, Series A, 5.00%, 10/01/27	1,500,000	1,900,755
	General, The Board of Governors of the University of North Carolina, Refunding, Series B, 5.00%, 10/01/26	3,000,000	3,726,780
			13,136,985
  |  38

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	North Dakota 0.5%
	West Fargo GO, Cass County, Temporary, Refunding and Improvement, 2.15%, 5/01/21	$5,000,000	$5,001,500
	Ohio 3.9%
	American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/20	7,000,000	7,171,150
	Lucas County Hospital Revenue, Promedica Healthcare Obligated Group, Refunding, Series A, 6.50%, 11/15/37	10,000,000	11,196,900
	Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,016,880
	Ohio State Water Development Authority PCR, Loan Fund, Series A, 5.00%, 6/01/29	8,500,000	11,002,400
	Ohio State Water Development Authority Revenue, Fresh Water, 5.00%, 6/01/28	7,000,000	8,949,080
			39,336,410
	Oklahoma 0.8%
	Oklahoma County Finance Authority Educational Facilities Lease Revenue,
	Midwest City-Del City Public Schools Project, 5.00%, 10/01/19	510,000	515,783
	Midwest City-Del City Public Schools Project, 5.00%, 10/01/20	1,350,000	1,411,547
	Midwest City-Del City Public Schools Project, 5.00%, 10/01/22	1,000,000	1,108,040
	Tulsa County Industrial Authority Educational Facilities Lease Revenue,
	Owasso Public Schools Project, 5.00%, 9/01/21	2,010,000	2,162,077
	Owasso Public Schools Project, 5.00%, 9/01/22	1,500,000	1,661,190
	Owasso Public Schools Project, 5.00%, 9/01/23	1,170,000	1,327,248
			8,185,885
	Oregon 1.9%
	Oregon State Department of Transportation Highway User Tax Revenue,
	senior lien, Refunding, Series A, 5.00%, 11/15/22	5,000,000	5,602,050
	senior lien, Refunding, Series C, 5.00%, 11/15/19	7,860,000	7,988,511
	Oregon State GO, Higher Education, Refunding, Series B, 5.00%, 8/01/27	2,785,000	3,349,687
	Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/25	2,000,000	2,407,040
			19,347,288
	Pennsylvania 2.9%
[b]	Lehigh County IDA, PCR, PPL Electric Utilities Corp. Project, Refunding, Mandatory Put, Series A, 1.80%, 9/01/22	10,000,000	9,948,200
	Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,219,800
	Westmoreland County Municipal Authority Revenue, Municipal Service, Pre-Refunded, 5.00%, 8/15/37	7,895,000	9,028,643
			29,196,643
	South Carolina 1.1%
[b]	Patriots Energy Group Financing Agency Gas Supply Revenue, Mandatory Put, Sub Series A, 4.00%, 2/01/24	10,000,000	10,925,400
	Tennessee 3.1%
	Memphis GO,
	General Improvement, Refunding, 5.00%, 6/01/24	6,915,000	8,093,109
	General Improvement, Refunding, 5.00%, 6/01/25	7,260,000	8,724,560
	General Improvement, Refunding, 5.00%, 6/01/26	7,625,000	9,362,127
  |  39

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Tennessee (continued)
[b]	Tennergy Corp. Gas Supply Revenue, Mandatory Put, Series A, 5.00%, 10/01/24	$5,000,000	$5,771,050
			31,950,846
	Texas 9.9%
	Clifton Higher Education Finance Corp. Revenue,
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 3.00%, 8/15/20	2,400,000	2,441,088
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/21	2,000,000	2,103,140
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/22	3,200,000	3,436,896
	Comal ISD,
	GO, School Building, PSF Guarantee, 5.00%, 2/01/21	2,280,000	2,414,429
	GO, School Building, PSF Guarantee, 5.00%, 2/01/22	2,250,000	2,456,483
	Cypress-Fairbanks ISD,
	GO, Harris County, Refunding, PSF Guarantee, 5.00%, 2/15/22	7,320,000	8,005,372
	[b] GO, Harris County, School Building, Series A-1, PSF Guarantee, Mandatory Put, 2.125%, 8/16/21	6,315,000	6,360,215
	Dallas Waterworks and Sewer System Revenue, Dallas Denton Collin and Rockwall Counties, Refunding, Series A, 5.00%, 10/01/26	5,000,000	6,033,500
	Fort Worth GO, Tarrant Denton Parker Johnson and Wise Counties, General Purpose, Refunding and Improvement, Series A, 5.00%, 3/01/20	5,000,000	5,130,350
	Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/26	1,000,000	1,233,720
	Lubbock GO, Refunding, 5.00%, 2/15/25	5,150,000	6,109,857
	Northside ISD,
	GO, Refunding, PSF Guarantee, 2.00%, 8/15/19	3,925,000	3,929,946
	GO, Refunding, PSF Guarantee, 4.00%, 8/15/20	5,940,000	6,124,081
	San Antonio ISD, GO, Bexar County, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/21	14,880,000	15,777,710
	Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	5,860,898
	Texas State GO,
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/24	4,750,000	5,579,587
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/25	2,000,000	2,406,780
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/26	2,000,000	2,460,080
	Texas State Water Development Board Revenue, State Revolving Fund, 5.00%, 8/01/27	4,200,000	5,263,818
[b]	Texas Transportation Commission State Highway Fund Revenue, first tier, Mandatory Put, Refunding, Series B, 4.00%, 10/01/21	3,000,000	3,166,980
	University of Texas System Revenue, Board of Regents, Financing System, Series J, 5.00%, 8/15/21	4,000,000	4,313,040
			100,607,970
	Utah 0.1%
	South Valley Water Reclamation Facility Sewer Revenue, AGMC Insured, 5.00%, 2/15/23	1,225,000	1,376,557
	Virginia 2.9%
	Virginia College Building Authority Educational Facilities Revenue,
	21st Century College and Equipment Programs, Series A, 4.00%, 2/01/29	15,375,000	16,418,501
	Public Higher Education Financing Program, Refunding, Series B, 5.00%, 9/01/20	11,760,000	12,285,084
	Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,401,008
			30,104,593
  |  40

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Washington 6.4%
	Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	$5,000,000	$5,708,400
	King and Pierce Counties School District No. 408 Auburn GO,
	5.00%, 12/01/27	1,700,000	2,152,183
	5.00%, 12/01/28	3,300,000	4,158,627
	Pierce County Sumner School District No. 320 GO, Unlimited Tax, Refunding and Improvement, 4.00%, 12/01/20	7,250,000	7,527,312
	Snoqualmie Valley School District No. 410 GO,
	King County, Improvement and Refunding, 5.00%, 12/01/20	4,880,000	5,139,177
	King County, Improvement and Refunding, 5.00%, 12/01/21	2,455,000	2,671,629
	Spokane County School District No. 354 Mead GO,
	4.00%, 12/01/32	1,150,000	1,300,455
	5.00%, 12/01/33	1,500,000	1,841,745
	Spokane County School District No. 356 Central Valley GO, 4.00%, 12/01/31	8,295,000	9,444,438
[b]	University of Washington Revenue, General, Mandatory Put, Series A, 5.00%, 5/01/22	5,000,000	5,399,550
	Washington State GO,
	Motor Vehicle Fuel Tax, Refunding, 5.00%, 7/01/23	3,255,000	3,607,256
	Motor Vehicle Fuel Tax, Refunding, Series R-2015D, 5.00%, 7/01/28	3,985,000	4,696,960
	Motor Vehicle Fuel Tax, Refunding, Series R-D, 5.00%, 7/01/23	4,085,000	4,527,079
	Variable Purpose, Series D, 5.00%, 2/01/34	6,545,000	7,150,413
			65,325,224
	Wisconsin 1.1%
	Fond Du Lac GO,
	Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/20	700,000	702,506
	Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	1,000,000	1,012,970
	Wisconsin State GO, Series B, 3.00%, 5/01/33	9,000,000	9,056,070
			10,771,546
	Total Municipal Bonds (Cost $877,312,983)		894,444,149
	Total Investments before Short Term Investments (Cost $885,248,545)		902,539,649
	Short Term Investments 11.8%
	Municipal Bonds 11.8%
	Arizona 1.7%
[e]	Maricopa County IDA Hospital Revenue, Honor Health, Refunding, Series C, Weekly VRDN and Put, 2.22%, 9/01/24	17,000,000	17,011,730
	Florida 2.4%
[e]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 2.40%, 7/15/22	3,600,000	3,600,000
[e]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 2.25%, 9/01/28	21,300,000	21,300,000
			24,900,000
  |  41

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Idaho 1.0%
	Idaho State GO, TAN, 4.00%, 6/28/19	$10,000,000	$10,017,500
	Maryland 1.8%
[e]	Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 2.22%, 11/01/37	18,725,000	18,725,000
	Minnesota 0.2%
[e]	Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 2.21%, 11/15/35	1,400,000	1,400,000
[e]	Minnesota State Higher Education Facilities Authority Revenue, St. Paul Concordia University, Series Six-Q, LOC US Bank National Association, Daily VRDN and Put, 2.20%, 4/01/37	100,000	100,000
			1,500,000
	New York 0.3%
[e]	New York City GO, Fiscal 2014, Series D, Subseries D-3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 8/01/38	3,400,000	3,400,000
	North Carolina 1.5%
[e]	The Charlotte-Mecklenburg Hospital Authority Revenue,
	Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.24%, 1/15/38	8,685,000	8,685,000
	Carolinas HealthCare System, Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.24%, 1/15/37	6,585,000	6,585,000
			15,270,000
	Ohio 0.2%
	Dublin City School District GO, Delaware and Union Counties, School Facilities Construction and Improvement, Series A, 3.00%, 12/01/19	2,415,000	2,434,465
	Oregon 0.1%
[e]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 2.20%, 8/01/34	900,000	900,000
	Pennsylvania 1.3%
[e]	Pennsylvania State Turnpike Commission Turnpike Revenue,
	Refunding, Series A-2, Weekly VRDN and Put, 2.12%, (MUNIPSA + 0.70%), 12/01/19	3,000,000	3,000,450
	Refunding, Series B, Weekly VRDN and Put, 2.57%, (MUNIPSA + 1.15%), 12/01/19	5,000,000	5,002,450
[e]	University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Pitt Asset Notes, Higher Education, Weekly VRDN and Put, 1.66%, 9/15/21	5,000,000	4,992,100
			12,995,000
  |  42

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Tennessee 1.3%
[e]	Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 2.20%, 6/01/42	$13,105,000	$13,105,000
	Total Short Term Investments (Cost $120,250,049)		120,258,695
	Total Investments (Cost $1,005,498,594) 100.3%		1,022,798,344
	Other Assets, less Liabilities (0.3)%		(3,485,689)
	Net Assets 100.0%		$1,019,312,655

See Abbreviations on page 149.
[a]See Note 4 regarding investments in affiliated management investment companies.
[b]The maturity date shown represents the mandatory put date.
[c]Security purchased on a when-issued basis.
[d]The coupon rate shown represents the rate at period end.
[e]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  43

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Florida Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.5%
Florida 95.0%
Atlantic Beach Health Care Facilities Revenue, Fleet Landing Project, Refunding, Series A, 5.00%, 11/15/38	$1,105,000	$1,246,097
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Refunding, 5.00%, 4/01/39	5,000,000	5,484,550
Central Expressway Authority Revenue,
senior lien, Refunding, Series B, 4.00%, 7/01/39	5,000,000	5,404,600
senior lien, Refunding, Series B, 4.00%, 7/01/40	5,825,000	6,284,592
Citizens Property Insurance Corp. Revenue, Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,511,550
City of Winter Park Water and Sewer Revenue, Improvement, Pre-Refunded, 5.00%, 12/01/34	2,000,000	2,035,160
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	2,000,000	2,038,100
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,118,372
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39	5,000,000	5,391,250
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/35	5,000,000	5,014,300
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	7,513,091
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	11,507,980
Florida Higher Educational Facilities Financing Authority Revenue,
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	2,947,148
Rollins College Project, Pre-Refunded, 5.00%, 12/01/37	10,000,000	10,509,800
The University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,180,560
Florida State Board of Education GO,
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/35	5,340,000	5,939,949
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series F, 4.00%, 6/01/37	8,000,000	8,822,880
Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	17,670,300
Public Education Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	7,534,349
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, Pre-Refunded, 5.25%, 10/01/40	5,000,000	5,427,950
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	3,987,345
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,581,400
Series A, ETM, 6.875%, 10/01/22	5,000,000	5,463,900
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,057,950
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, Pre-Refunded, 6.25%, 10/01/31	2,000,000	2,031,280
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,013,150
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	3,013,028
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,469,683
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,889,614
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,796,534
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	2,284,083
Gainesville Utilities System Revenue, Refunding, Series A, 5.00%, 10/01/47	5,000,000	6,084,800
Greater Orlando Aviation Authority Airport Facilities Revenue, Series A, 5.00%, 10/01/39	5,000,000	5,228,450
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,639,725
Daytona Beach, Refunding and Improvement, 5.00%, 6/01/36	2,500,000	2,812,300
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  44

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Customer Facility Charge, Series A, 5.00%, 10/01/44	$5,000,000	$5,621,250
Tampa International Airport, Series E, 5.00%, 10/01/43	5,000,000	5,922,350
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,199,920
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,642,299
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, Pre-Refunded, 5.50%, 11/15/42	2,100,000	2,301,621
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	1,307,865
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,670,332
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,809,925
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A, AGMC Insured, 5.00%, 2/01/40	5,000,000	5,658,600
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,475,000
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.125%, 7/01/46	2,250,000	2,518,313
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,041,920
Miami Special Obligation Revenue, Parking, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,195,800
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Series A, Pre-Refunded, 5.50%, 10/01/36	5,000,000	5,066,100
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37	10,000,000	11,419,300
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40	5,000,000	5,856,450
Miami International Airport, Series A-1, Pre-Refunded, 5.375%, 10/01/35	5,920,000	6,225,294
Miami International Airport, Series A-1, Pre-Refunded, 5.375%, 10/01/35	1,580,000	1,659,348
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	19,413,623
Miami-Dade County Health Facilities Authority Hospital Revenue,
Miami Children’s Hospital Project, Series A, 6.125%, 8/01/42	1,055,000	1,104,163
Miami Children’s Hospital Project, Series A, Pre-Refunded, 6.125%, 8/01/42	2,945,000	3,097,963
Nicklaus Children’s Hospital Project, Refunding, 5.00%, 8/01/42	3,000,000	3,496,470
Nicklaus Children’s Hospital Project, Refunding, 4.00%, 8/01/47	3,500,000	3,725,855
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,739,650
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,595,300
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/42	15,000,000	16,301,250
5.00%, 7/01/43	10,000,000	12,025,800
4.00%, 7/01/47	5,000,000	5,420,700
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	10,000,000	10,466,700
Refunding, 5.00%, 10/01/43	5,000,000	6,036,650
Refunding, Series A, 5.00%, 10/01/42	10,000,000	10,965,200
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,280,150
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,615,900
Hospital, Orlando Health Obligated Group, Series A, 5.00%, 10/01/47	5,000,000	5,905,400
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	5,000,000	5,488,150
  |  45

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	$10,000,000	$10,065,200
	Orlando-Orange County Expressway Authority Revenue,
	Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,324,852
	Series A, Pre-Refunded, 5.00%, 7/01/40	3,145,000	3,264,321
	Series A, Pre-Refunded, 5.00%, 7/01/40	1,855,000	1,924,358
	Series C, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,151,760
	Series C, Pre-Refunded, 5.00%, 7/01/40	2,755,000	2,859,525
	Palm Beach County Health Facilities Authority Revenue, Lifespace Communities Inc., Refunding, Series B, 5.00%, 5/15/47	5,000,000	5,467,050
	Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,054,750
	Palm Beach GO, Underground Utility Project, 4.00%, 7/01/43	5,000,000	5,544,750
	Sarasota County Health Facilities Authority Revenue,
	Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/33	600,000	671,784
	Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/38	1,025,000	1,143,275
	Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/48	1,850,000	2,061,862
	Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/37	2,350,000	2,588,549
	Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/42	1,600,000	1,751,584
	Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/47	2,450,000	2,676,625
	Sarasota County Public Hospital District Revenue, Hospital, Sarasota Memorial Hospital Project, 4.00%, 7/01/48	10,000,000	10,744,500
	South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,135,900
	South Miami Health Facilities Authority Hospital Revenue,
	Baptist Health South Florida, Refunding, 4.00%, 8/15/42	5,000,000	5,374,400
	Baptist Health South Florida, Refunding, 5.00%, 8/15/42	6,500,000	7,574,905
	St. Petersburg Public Utility Revenue, Series A, Pre-Refunded, 5.00%, 10/01/36	2,180,000	2,205,659
	Sunrise Utilities System Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,078,623
	Tamarac Utility System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	1,585,000	1,603,655
	Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%, 10/01/38	10,000,000	11,299,000
	Tampa Hospital Revenue, H. Lee Moffitt Cancer Center Project, Refunding, Series B, 5.00%, 7/01/37	5,000,000	5,668,400
	Tampa Sports Authority Revenue,
	Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	570,000	587,761
	Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,165,736
	Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	5,000,000	5,834,450
	University of North Florida FICO Revenue, Capital Improvement, Housing Project, Refunding, AGMC Insured, 5.00%, 11/01/35	5,000,000	5,869,500
	Volusia County Educational Facility Authority Revenue,
	Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/42	1,500,000	1,726,950
	Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/47	3,500,000	4,022,130
			535,648,245
	U.S. Territories 3.5%
	Puerto Rico 3.5%
[a]	Puerto Rico Electric Power Authority Power Revenue,
	Refunding, Series A, 5.00%, 7/01/42	10,000,000	8,000,000
	Series XX, 5.25%, 7/01/40	10,000,000	8,025,000
  |  46

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories (continued)
	Puerto Rico (continued)
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	$3,900,000	$3,904,875
			19,929,875
	Total Municipal Bonds before Short Term Investments (Cost $524,869,674)		555,578,120
	Short Term Investments 0.6%
	Municipal Bonds 0.6%
	Florida 0.6%
[b]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 2.40%, 7/15/22	2,100,000	2,100,000
[b]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 2.25%, 9/01/28	1,400,000	1,400,000
	Total Short Term Investments (Cost $3,500,000)		3,500,000
	Total Investments (Cost $528,369,674) 99.1%		559,078,120
	Other Assets, less Liabilities 0.9%		5,135,983
	Net Assets 100.0%		$564,214,103

See Abbreviations on page 149.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  47

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Georgia Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 98.3%
	Georgia 97.4%
	Athens Housing Authority Revenue,
	UGAREF East Campus Housing Phase II LLC Project, Refunding, 5.00%, 6/15/36	$2,390,000	$2,830,358
	UGAREF Fraternity Row LLC Project, Refunding, 4.00%, 6/15/40	5,000,000	5,416,300
	Atlanta Airport General Revenue,
	Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,146,400
	Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,424,980
	Series A, 5.00%, 1/01/40	9,000,000	9,158,130
	Atlanta Airport Passenger Facility Charge Revenue,
	General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,536,143
	General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,674,937
	Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%, 12/01/35	3,530,000	4,067,266
	The Atlanta Development Authority Revenue,
	New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	7,750,000	9,089,897
	New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,506,370
	Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,863,797
	Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,281,280
	Atlanta Tax Allocation, Beltline Project, Refunding, Series B, 5.00%, 1/01/31	1,780,000	2,114,498
	Atlanta Water and Wastewater Revenue,
	Refunding, 5.00%, 11/01/43	10,000,000	11,582,400
	Refunding, Series B, 5.00%, 11/01/47	5,000,000	5,966,500
	Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	6,207,250
	Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	5,149,276
	Bainbridge PFAR, Decatur County Projects, AGMC Insured, 4.00%, 3/01/43	4,000,000	4,280,400
[a]	Baldwin County Hospital Authority Revenue,
	Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	25
	Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	20
	Bartow-Cartersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36	4,155,000	4,397,610
	Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/40	5,000,000	5,418,300
	Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	2,045,000	2,115,593
	Buford GO, Refunding, Series C, 4.00%, 1/01/43	5,000,000	5,407,850
	Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,178,814
	Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project, Refunding, Series D, 4.125%, 11/01/45	6,000,000	6,322,020
	Carroll City-County Hospital Authority Revenue,
	Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,266,360
	Anticipation Certificates, Tanner Medical Center Inc. Project, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,186,950
	Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,629,181
	Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	5,000,000	5,479,300
	Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,179,490
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  48

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%, 8/01/30	$2,000,000	$2,078,160
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%, 8/01/35	1,000,000	1,041,940
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,396,602
Cobb County Development Authority Revenue, Georgia Tech Cobb Research Campus, Series A, 4.00%, 6/01/42	1,600,000	1,734,000
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,275,400
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,714,000
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,710,850
Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,180,050
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,157,900
Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/39	1,500,000	1,670,970
Dalton GO, 5.00%, 2/01/48	3,000,000	3,594,240
Dalton-Whitfield County Joint Development Authority Revenue, Hamilton Health Care System Obligated Group, 4.00%, 8/15/41	3,000,000	3,240,780
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,816,978
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	10,655,000	12,768,100
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,290,444
DeKalb Newton and Gwinnett County Joint Development Authority Revenue,
GGC Student Center LLC Project, Pre-Refunded, 5.50%, 7/01/34	3,000,000	3,009,030
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,419,850
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc. Project, Refunding, 5.25%, 11/15/39	5,000,000	5,076,850
Fairburn GO, AGMC Insured, Pre-Refunded, 5.75%, 12/01/31	2,000,000	2,210,220
Floyd County Hospital Authority Revenue, Anticipation Certificates, Floyd Medical Center Project, Refunding, Series A, 4.00%, 7/01/43	7,735,000	8,274,671
Forsyth County School District GO, 5.00%, 2/01/38	2,650,000	3,251,471
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	1,000,000	1,151,860
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,252,643
Georgia Tech Facilities, 4.00%, 3/01/43	2,000,000	2,186,720
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,009,520
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,613,785
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/44	10,000,000	11,073,500
Piedmont Healthcare Inc. Project, Series A, Pre-Refunded, 5.25%, 6/15/37	5,000,000	5,005,850
Fulton County GO, Library Bond, 4.00%, 7/01/40	5,000,000	5,463,250
Fulton County Residential Care Facilities Elderly Authority Retirement Facility Revenue, Lenbrook Square Foundation Inc. Project, Refunding, 5.00%, 7/01/42	6,000,000	6,511,260
  |  49

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.375%, 2/15/40	$1,245,000	$1,277,607
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/42	7,000,000	8,024,730
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Series A, Pre-Refunded, 5.375%, 2/15/40	3,755,000	3,856,535
Georgia State GO,
Series A, 4.00%, 7/01/36	5,000,000	5,675,150
Series A-2, 4.00%, 2/01/36	5,000,000	5,585,500
Georgia State HFAR,
SFM, Series A, 3.80%, 12/01/37	5,000,000	5,144,850
SFM, Series A, 3.85%, 12/01/38	6,150,000	6,534,744
SFM, Series A, 3.95%, 12/01/43	3,000,000	3,173,760
SFM, Series B, 4.05%, 12/01/38	2,000,000	2,150,960
Georgia State Municipal Electric Authority Revenue, Power, Series GG, 5.00%, 1/01/39	7,000,000	7,597,870
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25	2,500,000	2,762,400
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26	2,500,000	2,760,700
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47	5,000,000	5,657,550
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,287,430
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,328,940
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,009,560
Gwinnett County School District GO, 5.00%, 2/01/41	3,000,000	3,713,670
Henry County School District GO, 4.00%, 8/01/33	5,000,000	5,574,000
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	2,240,000	2,405,021
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,629,318
Macon Water Authority Revenue, Water and Sewer, 4.00%, 10/01/35	2,810,000	3,234,928
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central Georgia Inc. Project, Pre-Refunded, 5.00%, 8/01/35	5,000,000	5,027,850
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/38	2,500,000	3,207,225
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,241,600
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, AGMC Insured, Pre-Refunded, 5.00%, 8/01/41	5,000,000	5,201,300
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Series B, 5.00%, 7/01/45	5,000,000	5,855,550
Moultrie-Colquitt County Development Authority Revenue, Philadelphia College of Osteopathic Medicine Project, 5.00%, 12/01/43	4,815,000	5,677,029
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,731,315
Pierce County School District GO, 4.00%, 1/01/43	3,725,000	4,035,553
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	9,281,217
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,554,250
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	10,079,600
  |  50

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Georgia (continued)
	Richmond County Hospital Authority Revenue, Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/35	$8,000,000	$8,609,600
	Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,531,150
	Thomasville Hospital Authority Revenue,
	Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.25%, 11/01/35	1,000,000	1,052,440
	Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.375%, 11/01/40	5,000,000	5,270,900
	Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,198,540
	Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project, Series B, 5.00%, 10/01/41	3,000,000	3,186,990
	Worth County School District GO, 5.00%, 12/01/42	5,000,000	5,933,650
			448,119,571
	U.S. Territories 0.9%
	Puerto Rico 0.9%
[a]	Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	4,012,500
	Total Municipal Bonds before Short Term Investments (Cost $433,011,856)		452,132,071
	Short Term Investments 0.6%
	Municipal Bonds 0.6%
	Georgia 0.6%
[b]	Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 2.18%, 7/01/35	1,300,000	1,300,000
[b]	Fulton County Development Authority Revenue, Children’s Healthcare of Atlanta Inc. Project, Refunding, SPA PNC Bank, Weekly VRDN and Put, 1.37%, 7/01/42	1,200,000	1,200,000
	Total Short Term Investments (Cost $2,500,000)		2,500,000
	Total Investments (Cost $435,511,856) 98.9%		454,632,071
	Other Assets, less Liabilities 1.1%		5,135,953
	Net Assets 100.0%		$459,768,024

See Abbreviations on page 149.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  51

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin High Yield Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 95.3%
Alabama 2.7%
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	$6,000,000	$6,362,580
Cullman County Health Care Authority Revenue, Regional Medical Center, Series A, 7.00%, 2/01/36	5,000	5,009
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	4,795,801
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	8,079,539
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	10,498,836
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	12,544,737
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	14,315,746
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	15,278,886
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	11,019,706
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	5,426,700
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	4,124,355
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	70,269,750
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,106,920
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,520,693
		169,349,258
Arizona 1.6%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,539,700
La Paz County IDA Education Facility Lease Revenue,
Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/38	1,000,000	1,114,090
Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/48	1,000,000	1,104,660
Maricopa County IDA Education Revenue,
Benjamin Franklin Charter School Projects, Series A, 6.00%, 7/01/38	5,000,000	5,713,700
Benjamin Franklin Charter School Projects, Series A, 6.00%, 7/01/52	10,000,000	11,233,900
Maricopa County PCC, PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	15,526,500
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,041,535
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,093,560
5.50%, 12/01/29	11,105,000	14,208,403
Tempe IDAR,
Mirabella at ASU Project, Series A, 6.00%, 10/01/37	1,200,000	1,353,948
Mirabella at ASU Project, Series A, 6.125%, 10/01/47	1,400,000	1,569,834
Mirabella at ASU Project, Series A, 6.125%, 10/01/52	1,400,000	1,564,654
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	250,000	250,855
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,003,610
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,505,670
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A, 6.375%, 12/01/37	15,095,000	14,766,835
		104,591,454
Arkansas 0.2%
Arkansas State Development Finance Authority IDR, Big River Steel Project, 4.50%, 9/01/49	10,000,000	10,314,300
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  52

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California 22.0%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	$30,750,000	$14,141,617
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,615,000	3,635,352
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,735,520
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,106,700
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,155,760
California State GO,
Various Purpose, 5.25%, 11/01/40	47,000,000	49,444,000
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	72,006,200
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	61,766,400
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,801,400
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	19,973,112
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	7,644,356
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,144,350
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	24,500,000	25,776,695
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	10,000,000	11,009,200
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,270,660
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 6.00%, 11/01/29	7,365,000	7,508,470
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 6.00%, 11/01/34	17,560,000	17,902,069
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,463,193
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,170,375
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,076,350
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	7,993,439
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	14,336,400
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,345,870
Centinela Valley UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,341,184
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	2,033,149
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	2,059,720
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	2,024,822
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	2,014,740
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	1,093,377
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,990,980
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	10,000,000	10,336,900
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	7,295,000	7,664,127
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,669,861
  |  53

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, (continued)
junior lien, Refunding, Series C, 6.50%, 1/15/43	$28,790,000	$34,098,588
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	50,000,000	8,385,000
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	20,000,000	19,900,200
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	52,685,000	54,417,283
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	38,107,580
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	38,749,586
Series B, 7.00%, 11/01/34	20,000,000	29,916,200
Series C, 6.50%, 11/01/39	20,000,000	30,051,600
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,132,538
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,212,105
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	932,875
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	888,638
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	2,368,625
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,666,600
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	3,515,105
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	2,241,000
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	3,011,750
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,719,413
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,273,500
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	16,692,000
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	34,380,561
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	26,291,300
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/34	5,000,000	2,587,100
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/35	10,000,000	4,868,400
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,027,400
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	40,027,194
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	40,222,160
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24	52,700,000	49,396,764
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	45,200,000	41,678,920
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26	131,900,000	119,322,016
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27	139,100,000	122,819,736
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	22,422,000
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	27,963,500
  |  54

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	$10,000,000	$10,915,600
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	20,020,000
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	38,402,000
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	3,419,600
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	4,044,625
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue,
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation, Series A, zero cpn., 6/01/36	15,000,000	5,820,150
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation, Series C, zero cpn., 6/01/56	60,000,000	5,038,200
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	7,822,121
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	12,075,529
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	50,000,000	8,206,500
		1,403,687,910
Colorado 4.0%
9th Avenue Metropolitan District No. 2 GO, In the City and County of Denver, Limited Tax, 5.00%, 12/01/48	2,475,000	2,572,094
Banning Lewis Ranch Regional Metropolitan District GO, In the City of Colorado Springs, El Paso County, Limited Tax, Series A, 5.375%, 12/01/48	2,245,000	2,342,635
Bradburn Metropolitan District No. 2 GO,
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/38	600,000	635,808
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/47	2,400,000	2,519,112
Brighton Crossing Metropolitan District No. 4 GO,
Adams County, Limited Tax, Series A, 5.00%, 12/01/37	525,000	548,950
Adams County, Limited Tax, Series A, 5.00%, 12/01/47	1,220,000	1,269,325
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	14,000,000	15,461,600
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%, 5/15/47	4,250,000	4,724,640
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,099,260
Copperleaf Metropolitan District No. 6 GO, Arapahoe County, Limited Tax, Series A, 5.25%, 12/01/48	3,850,000	3,955,490
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.125%, 12/01/37	1,000,000	1,050,340
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.25%, 12/01/47	2,600,000	2,726,594
Cottonwood Highlands Metropolitan District No.1 GO, In the Town of Parker, Limited Tax, Series A, 5.00%, 12/01/49	900,000	922,032
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 4.00%, 12/01/35	5,000,000	5,331,850
Refunding, Series A, 4.00%, 12/01/36	5,000,000	5,314,650
Denver International Business Center Metropolitan District No. 1 GO, In the County of Denver, Limited Tax, Subordinate, Series B, 6.00%, 12/01/48	2,000,000	2,019,960
  |  55

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Colorado (continued)
	E-470 Public Highway Authority Revenue,
	Current Interest, Senior, Series C, 5.375%, 9/01/26	$5,000,000	$5,210,100
	senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	11,980,350
	senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,853,400
	senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	9,548,735
	senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	5,204,500
	Leyden Rock Metropolitan District No. 10 GO, Refunding and Improvement, Series A, 5.00%, 12/01/45	1,250,000	1,285,612
	The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,127,650
	Public Authority for Colorado Energy Natural Gas Purchase Revenue,
	6.125%, 11/15/23	2,465,000	2,739,700
	6.25%, 11/15/28	12,500,000	15,991,500
	6.50%, 11/15/38	80,100,000	122,050,773
	Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/25	1,115,000	1,151,472
	Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%, 12/01/46	1,500,000	1,556,745
	South Aurora Regional Improvement Authority Special Revenue, In the City of Aurora, 6.25%, 12/01/57	2,815,000	2,918,142
	Southglenn Metropolitan District Special Revenue,
	In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	3,470,000	3,666,298
	In the City of Centennial Colorado, Refunding, 5.00%, 12/01/36	810,000	839,071
	In the City of Centennial Colorado, Refunding, 5.00%, 12/01/46	4,200,000	4,299,120
[a]	Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 6/01/31	3,000,000	2,400,000
			253,317,508
	Connecticut 0.4%
	Connecticut State Health and Educational Facilities Authority Revenue,
	Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,490,000	1,576,062
	Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	4,897,706
	Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37	5,500,000	5,978,280
	Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	13,000,000	14,117,610
			26,569,658
	District of Columbia 3.0%
	District of Columbia Revenue,
	American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,624,560
	American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,263,831
	Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,222,809
	Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,267,464
	Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.375%, 3/01/31	4,710,000	5,098,999
	Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.625%, 3/01/41	5,500,000	5,983,615
	Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,377,130
	The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,570,571
	The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	1,019,821
	District of Columbia Tobacco Settlement FICO Revenue,
	Asset-Backed, Refunding, 6.50%, 5/15/33	13,440,000	15,001,325
	Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	28,757,750
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	60,145,000	77,460,745
  |  56

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia (continued)
Washington Convention and Sports Authority Dedicated Tax Revenue, Convention Center Hotel Project, senior lien, Series A, 5.00%, 10/01/40	$10,000,000	$10,387,000
		189,035,620
Florida 5.5%
Brooks of Bonita Springs CDD Capital Improvement Revenue, Lee County, 6.85%, 5/01/31	840,000	841,218
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding, 6.00%, 7/01/45	5,250,000	5,728,380
Capital Trust Agency Retirement Facility Revenue, Sarasota-Manatee Jewish Housing Council Inc. Project ACCD Investments, Refunding, 5.00%, 7/01/46	3,250,000	3,419,585
Capital Trust Agency Revenue, Provision Cares Proton Therapy Center Orlando Project, senior, 7.50%, 6/01/48	10,000,000	10,762,500
Capital Trust Agency Student Housing Revenue, University Bridge LLC Student Housing Project, Series A, 5.25%, 12/01/43	31,755,000	32,907,706
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	5,963,320
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	12,936,960
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,058,971
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	5,890,100
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	37,445,000	38,166,191
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,100,000	2,104,788
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	630,000	630,636
Refunding, Series C, 7.00%, 5/01/30	4,123,752	2,886,626
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,231,304
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43	2,250,000	2,252,452
Lakeshore Ranch CDD Capital Improvement Revenue, Pasco County, 5.25%, 5/01/35	7,500,000	7,500,900
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, Pre-Refunded, 5.50%, 11/15/42	3,800,000	4,164,838
Martin Memorial Medical Center, Pre-Refunded, 5.00%, 11/15/45	7,500,000	8,825,100
Miami World Center CDD Special Assessment,
5.125%, 11/01/39	2,000,000	2,108,100
5.25%, 11/01/49	2,500,000	2,638,900
Miami-Dade County Aviation Revenue, Miami International Airport, Series A, Pre-Refunded, 5.50%, 10/01/41	20,850,000	21,959,428
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,553,207
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	45,881,104
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,899,762
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	3,994,364
sub. bond, 6.25%, 10/01/43	6,865,000	7,276,694
  |  57

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Northern Palm Beach County ID Special Assessment,
	Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	$2,700,000	$2,858,112
	Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/37	750,000	798,502
	Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/46	3,000,000	3,170,550
	Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,318,000
	Orange County Health Facilities Authority Revenue,
	Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,800,000	1,975,734
	Presbyterian Retirement Communities Project, 5.00%, 8/01/47	6,285,000	6,874,659
	Palm Beach County Health Facilities Authority Revenue, Retirement Communities, ACTS Retirement-Life Communities Inc., Obligated Group, Refunding, 5.00%, 11/15/32	8,180,000	9,565,365
	Pelican Marsh CDD Special Assessment Revenue,
	Refunding, 4.875%, 5/01/22	480,000	487,094
	Refunding, 5.375%, 5/01/31	1,275,000	1,340,191
	River Place St. Lucie CDD Special Assessment Revenue,
	Series A, 7.625%, 5/01/21	600,000	462,162
	Series A, 7.625%, 5/01/30	1,590,000	1,225,954
	Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,125,000	6,126,409
	Village CDD No. 10 Special Assessment Revenue,
	5.75%, 5/01/31	1,800,000	2,018,322
	5.00%, 5/01/32	5,280,000	5,683,603
	5.125%, 5/01/43	8,300,000	8,992,386
	6.00%, 5/01/44	7,500,000	8,516,325
	Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35	3,610,000	3,710,755
	Village CDD No. 9 Special Assessment Revenue,
	6.75%, 5/01/31	6,745,000	7,292,829
	7.00%, 5/01/41	5,985,000	6,582,782
	Refunding, 5.00%, 5/01/22	595,000	618,955
	Refunding, 5.25%, 5/01/31	1,870,000	1,981,284
	Refunding, 5.50%, 5/01/42	1,870,000	1,984,743
	Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	205,000	205,894
			352,373,744
	Georgia 1.6%
	Atlanta Water and Wastewater Revenue,
	Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,600,000	10,758,788
	Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	30,589,800
[b]	Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	15
	Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	8,000,000	9,934,960
	Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/49	11,500,000	15,251,990
	Main Street Natural Gas Inc. Revenue,
	Gas Project, Series A, 5.50%, 9/15/25	5,000,000	5,991,450
	Gas Project, Series A, 5.50%, 9/15/27	4,000,000	4,993,280
	Gas Project, Series A, 5.50%, 9/15/28	10,000,000	12,717,300
	Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,127,820
  |  58

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	$4,865,000	$4,953,835
		102,319,238
Hawaii 0.1%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	7,531,200
Idaho 0.2%
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,277,462
Illinois 5.0%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	9,464,400
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%, 11/01/40	3,570,000	3,769,242
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,020
Bureau County Township High School District No. 502 GO, Hall, School Building, Series A, BAM Insured, Pre-Refunded, 6.625%, 10/01/43	5,250,000	6,419,595
Chicago O’Hare International Airport Revenue,
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	12,772,704
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	20,772,407
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	11,644,380
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,475,589
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	2,996,785
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	4,058,962
Illinois State Finance Authority MFHR,
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/43	3,000,000	3,022,530
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/53	3,075,000	3,075,000
Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.10%, 12/01/43	1,600,000	810,976
Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.25%, 12/01/53	2,600,000	1,317,238
Windy City Portfolio Project, Series A-1, 4.375%, 12/01/42	2,815,000	2,413,891
Illinois State Finance Authority Revenue,
OSF Healthcare System, Series A, 5.00%, 11/15/45	15,750,000	17,375,872
Plymouth Place Inc., Refunding, 5.00%, 5/15/37	2,500,000	2,625,700
Plymouth Place Inc., Refunding, 5.25%, 5/15/45	1,100,000	1,163,162
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	3,035,000	3,099,676
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	2,003,298
Roosevelt University Project, Pre-Refunded, 6.50%, 4/01/39	12,000,000	12,195,000
Rosalind Franklin University, Refunding, Series A, 5.00%, 8/01/47	1,525,000	1,703,455
Rosalind Franklin University Research Building Project, Series C, 5.00%, 8/01/46	1,900,000	2,123,079
Westminster Village, Refunding, Series A, 5.00%, 5/01/48	4,030,000	4,188,379
Westminster Village, Refunding, Series A, 5.50%, 5/01/53	8,310,000	8,876,243
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,401,687
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	10,025,600
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,981,450
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,233,950
  |  59

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	$15,350,000	$15,469,730
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	10,678,916
Illinois State Financing Authority Revenue, Westminster Village, Refunding, Series A, 5.25%, 5/01/48	10,000,000	10,575,100
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B-1, AGMC Insured, zero cpn., 6/15/45	18,100,000	6,812,840
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	5,746,600
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	6,875,000	8,286,644
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	24,650,000	26,823,637
Upper Illinois River Valley Development Authority MFHR,
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/54	11,000,000	11,428,890
Prairie View and Timber Oaks Apartments, Sub Series B, 6.00%, 12/01/54	5,530,000	5,738,813
Village of Hillside Revenue, Tax Increment, Cook County, Refunding, 5.00%, 1/01/30	2,690,000	2,798,192
		319,374,632
Indiana 0.8%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,364,900
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,327,900
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,420,125
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,598,950
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,620,125
Indiana State Finance Authority Exempt Facility Revenue, Green Bonds, Res Polyflow Indiana Project, 7.00%, 3/01/39	2,500,000	2,577,300
		50,909,300
Iowa 0.8%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Pre-Refunded, 6.00%, 9/01/39	11,000,000	11,609,180
Iowa State Finance Authority Senior Housing Revenue,
Northcrest Inc. Project, Series A, 5.00%, 3/01/38	1,000,000	1,079,390
Northcrest Inc. Project, Series A, 5.00%, 3/01/48	1,750,000	1,871,433
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B, 5.60%, 6/01/34	35,850,000	35,850,358
		50,410,361
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	140,000	142,577
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,110,000	6,226,640
Wyandotte County/Kansas City Unified Government Revenue, Kansas Community ID Sales Tax, Legends Apartments Garage and West Lawn Project, 4.50%, 6/01/40	2,000,000	2,058,960
		8,428,177
  |  60

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Kentucky 1.4%
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.25%, 6/01/41	$10,000,000	$11,313,000
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45	18,330,000	19,230,553
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39	10,000,000	10,360,400
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43	5,000,000	5,181,500
Louisville/Jefferson County Metro Government Revenue,
College Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	430,000	434,562
College Improvement, Bellarmine University Inc. Project, Pre-Refunded, 5.625%, 5/01/29	5,125,000	5,212,740
College Improvement, Bellarmine University Inc. Project, Pre-Refunded, 6.125%, 5/01/39	5,000,000	5,094,700
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,794,105
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,026,080
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,351,800
		85,999,440
Louisiana 1.4%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,060,649
Louisiana Local Government Environmental Facilities and CDA Revenue,
Green Bonds, Vermilion Parish Louisiana Gomesa Project, 4.625%, 11/01/38	2,080,000	2,114,861
Tangipahoa Parish Gomesa Project, Green Bonds, 5.375%, 11/01/38	2,575,000	2,765,576
Terrebonne Parish Gomesa Project, 5.50%, 11/01/39	2,270,000	2,425,631
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	9,500,490
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	8,499,440
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	10,039,300
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,191,160
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	8,107,068
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,477,950
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,055,735
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	60,000	73,142
Louisiana State Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group - ULM Properties LLC - University of Louisiana at M, onroe Project, Series A, 5.00%, 7/01/54	4,000,000	4,228,520
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,307,028
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,770,038
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	1,000,000	1,092,500
		90,709,088
Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,614,735
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,886,300
  |  61

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Maine (continued)
	Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	$4,800,000	$4,824,240
			20,325,275
	Maryland 0.7%
	Baltimore Special Obligation Revenue,
	Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,311,588
	Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,632,650
	Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	6,920,000	7,086,910
	Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Series A, Pre-Refunded, 5.75%, 6/01/35	13,070,000	13,624,037
[c]	Maryland State Community Development Administration Department of Housing and CDR, Residential, Refunding, Series B, 3.20%, 9/01/39	10,000,000	10,080,000
	Maryland State Health and Higher Educational Facilities Authority Revenue, Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,011,910
	Prince George’s County Special Obligation,
	Westphalia Town Center Project, 5.125%, 7/01/39	1,500,000	1,601,010
	Westphalia Town Center Project, 5.25%, 7/01/48	2,125,000	2,265,441
			41,613,546
	Massachusetts 1.3%
	Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A, 7.00%, 3/01/21	495,000	529,259
	Massachusetts Development Finance Agency Revenue,
	North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/28	2,067,000	2,414,959
	North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/33	2,000,000	2,401,480
	North Hill Communities Issue, Series A, Pre-Refunded, 6.50%, 11/15/43	4,125,000	4,993,230
	Massachusetts State Development Finance Agency Revenue,
	Linden Ponds Inc. Facility, 5.00%, 11/15/38	3,000,000	3,274,680
	Linden Ponds Inc. Facility, 5.125%, 11/15/46	5,000,000	5,451,000
	Massachusetts State Educational Financing Authority Education Loan Revenue, Issue K, Refunding, 5.25%, 7/01/29	5,500,000	5,930,650
	Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,005,482
	Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%, 1/01/34	35,000,000	47,376,000
			83,376,740
	Michigan 4.2%
	Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	19,617,420
	Detroit Sewage Disposal System Revenue,
	second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	6,200,650
	second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,036
	Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,058,400
	Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	4,215,000	4,637,385
  |  62

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority Revenue,
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%, 7/01/24	$3,000,000	$3,097,200
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%, 7/01/44	5,505,000	5,746,504
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	29,532,949
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	81,416
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/39	5,600,000	6,127,912
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/44	5,000,000	5,450,050
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,753,600
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/32	10,000,000	11,451,800
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/33	3,000,000	3,413,640
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,628,650
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,662,870
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	10,318,770
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	11,346,900
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	11,327,300
Michigan Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	4,065,000	4,065,000
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	29,174,642
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,259,141
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	10,780,000
Michigan Tobacco Settlement Finance Authority Revenue,
First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52	150,000,000	7,980,000
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,500,050
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	5,000,100
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	33,353,827
		265,581,212
Minnesota 0.2%
Apple Valley Senior Housing Revenue, PHS Apple Valley Senior Housing Inc. - Orchard Path Project, Refunding, 5.00%, 9/01/58	6,000,000	6,401,100
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,912,000
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,001,010
		10,314,110
  |  63

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Mississippi 1.2%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	$18,875,000	$20,925,957
Mississippi Development Bank Special Obligation Revenue, Hancock County Gomesa Project, Green Bonds, 4.55%, 11/01/39	2,250,000	2,273,963
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care, Series A, 5.00%, 9/01/41	40,000,000	44,845,600
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,249,480
		75,295,000
Missouri 0.5%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%, 3/01/33	4,920,000	5,641,666
Kirkwood IDA Retirement Community Revenue,
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,095,050
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,810,170
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	7,000,000	7,024,290
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,011,040
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42	7,000,000	7,760,480
Stoddard County IDA Health Facilities Revenue, Southeast Health, Refunding, Series B, 6.00%, 3/01/37	4,075,000	4,643,299
		32,985,995
Montana 0.1%
Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical Center Obligated Group, Series B, 5.00%, 7/01/48	5,765,000	6,516,352
Nevada 0.8%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,298,846
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	1,012,626
Local ID No. 142, Mountain’s Edge, Refunding, 5.00%, 8/01/21	1,155,000	1,223,261
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	2,425,000	2,554,738
Director of the State of Nevada Department of Business and Industry Charter School Lease Revenue,
Somerset Academy, Series A, 5.00%, 12/15/38	1,000,000	1,065,240
Somerset Academy, Series A, 5.00%, 12/15/48	1,500,000	1,578,390
Director of the State of Nevada Department of Business and Industry Environmental Improvement Revenue,
Green Fulcrum Sierra Biofuels LLC Project, 5.875%, 12/15/27	11,885,000	12,807,276
Green Fulcrum Sierra Biofuels LLC Project, 6.25%, 12/15/37	9,000,000	9,924,390
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,065,000	1,042,699
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,120,000	1,071,694
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,764,158
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,496,925
Las Vegas Special ID No. 610, Local Improvement, Skye Canyon, 5.00%, 6/01/48	8,185,000	8,460,425
  |  64

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Nevada (continued)
Las Vegas Special ID No. 812 Special Assessment,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	$1,495,000	$1,627,038
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,854,612
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,095,000	1,154,502
Reno Sales Tax Revenue, Capital Appreciation, ReTRAC-Reno Transportation Rail Access Corridor Project, Subordinate, Refunding, Series C, zero cpn., 7/01/58	20,000,000	2,606,000
		53,542,820
New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,075,350
New Jersey 3.3%
Hudson County Improvement Authority Solid Waste System Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,120,550
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, Pre-Refunded, 5.875%, 6/01/42	5,000,000	5,220,600
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	3,895,671
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	5,070,474
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	3,845,000	3,872,223
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,388,554
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	45,952,149
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	5,246,700
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,779,975
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	10,128,008
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	23,127,225
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,444,125
Tobacco Settlement FICO Revenue,
Senior, Refunding, Series A, 5.00%, 6/01/46	16,500,000	18,476,205
Senior, Refunding, Series A, 5.25%, 6/01/46	11,000,000	12,565,190
Subordinate, Refunding, Series B, 5.00%, 6/01/46	25,000,000	26,736,000
		208,023,649
New Mexico 2.2%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	60,227,200
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	19,142,904
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	55,575,168
Lower Petroglyphs Public ID Special Levy Revenue,
Albuquerque, Refunding, 5.00%, 10/01/33	500,000	536,180
Albuquerque, Refunding, 5.00%, 10/01/38	450,000	474,786
Albuquerque, Refunding, 5.00%, 10/01/48	1,205,000	1,260,514
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,229,650
		142,446,402
  |  65

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York 3.6%
	MAC for City of Troy Revenue,
	Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	$428,010	$412,443
	Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	620,151
	MTA Revenue,
	Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,774,480
	Transportation, Series A, Pre-Refunded, 5.00%, 11/15/41	15,500,000	16,892,520
	Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	10,000,000	10,571,800
	Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,243,400
	New York City GO,
	Refunding, Series H, 6.125%, 8/01/25	5,000	5,019
	Series F, 7.50%, 2/01/21	5,000	5,025
	Series G, 7.50%, 2/01/22	5,000	5,025
	New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,861,425
	New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	2,145,000	2,145,493
	New York Liberty Development Corp. Revenue,
	3 World Trade Center Project, Class 2, Refunding, 5.375%, 11/15/40	10,000,000	11,147,900
	Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	65,000,000	85,669,350
	Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,041,680
	New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	46,313,658
	Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate, Series A, zero cpn., 8/15/45	61,000,000	10,634,740
			232,344,109
	North Carolina 0.6%
	Columbus County Industrial Facilities and PCFA Revenue,
	Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,323,738
	Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,073,040
	North Carolina State Medical Care Commission Health Care Facilities Revenue,
	Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,323,000
	Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	3,025,420
	Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	1,000,000	1,061,270
	North Carolina State Medical Care Commission Retirement Facilities Revenue,
	Galloway Ridge Project, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,844,576
	United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,238,159
	United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/41	2,120,000	2,272,025
	United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/46	3,160,000	3,373,680
			36,534,908
	North Dakota 0.2%
	Burleigh County Education Facilities Revenue,
	University of Mary Project, 5.10%, 4/15/36	2,800,000	2,923,312
	University of Mary Project, 5.20%, 4/15/46	5,430,000	5,619,616
[c]	North Dakota State HFAR, Housing Finance Program, Home Mortgage Finance Program, Series C, 3.20%, 7/01/39	4,000,000	4,033,120
			12,576,048
  |  66

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio 2.2%
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	$12,500,000	$13,060,500
Butler County Hospital Facilities Revenue, UC Health, Pre-Refunded, 5.50%, 11/01/40	10,000,000	10,550,900
Centerville Health Care Revenue,
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,922,831
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,700,800
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue,
Playhouse Square Foundation Project, Refunding, 5.25%, 12/01/38	700,000	800,639
Playhouse Square Foundation Project, Refunding, 5.50%, 12/01/43	700,000	806,736
Fairfield County Hospital Revenue, Fairfield Medical Center Project, Refunding and Improvement, 5.00%, 6/15/43	10,000,000	10,424,900
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,356,119
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,699,075
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,634,080
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34	5,100,000	5,635,908
School Improvement, Refunding, 6.875%, 12/01/34	345,000	359,549
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,947,250
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%, 1/15/46	6,000,000	6,793,260
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	38,018,750
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,080,320
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,041,590
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,396,252
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42	14,000,000	14,995,120
		141,224,579
Oklahoma 0.1%
Tulsa County Industrial Authority Senior Living Community Revenue,
Montereau Inc. Project, Refunding, 5.25%, 11/15/37	1,250,000	1,425,650
Montereau Inc. Project, Refunding, 5.25%, 11/15/45	5,250,000	5,912,025
		7,337,675
Oregon 0.4%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,257,880
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	5,985,320
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,015,950
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	625,000	681,400
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,108,310
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,088,840
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,375,931
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,174,480
  |  67

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Oregon (continued)
	Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%, 11/15/51	$3,045,000	$3,332,844
			26,020,955
	Pennsylvania 2.2%
	Allegheny County Higher Education Building Authority University Revenue,
	Carlow University Project, Pre-Refunded, 6.75%, 11/01/31	1,215,000	1,363,764
	Carlow University Project, Pre-Refunded, 7.00%, 11/01/40	2,000,000	2,254,620
	Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project, Subordinate, 5.375%, 5/01/42	5,000,000	5,455,950
	Chester County IDA Revenue,
	Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,635,000
	Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,863,552
	Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,246,722
	Chester County IDA Special Obligation Revenue,
	Woodlands at Greystone Project, 5.00%, 3/01/38	525,000	552,683
	Woodlands at Greystone Project, 5.125%, 3/01/48	1,000,000	1,051,330
	Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	12,956,040
	Dallas Area Municipal Authority University Revenue,
	Misericordia University Project, Refunding, 5.00%, 5/01/39	1,100,000	1,222,507
	Misericordia University Project, Refunding, 5.00%, 5/01/48	4,000,000	4,396,560
	Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	495,000	496,356
	Franklin County IDAR,
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/38	1,000,000	1,102,350
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/43	1,200,000	1,312,536
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/48	3,300,000	3,599,442
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/53	1,900,000	2,066,649
	Lancaster County Hospital Authority Revenue,
	Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,076,240
	Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,081,200
[d]	Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put, Series B, 5.00%, 9/01/20	25,000,000	25,238,000
[c]	Pennsylvania State HFA, SFMR, Non ACE, 3.15%, 10/01/39	3,000,000	3,028,350
	Pennsylvania State Turnpike Commission Turnpike Revenue,
	Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	17,781,200
	Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	22,131,446
	Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,340,750
	Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	20,000,000
	Philadelphia IDAR, Senior Living Facilities, Wesley Enhanced Living Obligated Group, Refunding, Series A, 5.00%, 7/01/49	3,000,000	3,190,290
			142,443,537
	Rhode Island 0.1%
	Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	8,665,270
  |  68

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
South Carolina 1.4%
South Carolina Jobs EDA Residential Care Facilities Revenue,
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/47	$2,000,000	$2,117,960
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/52	1,750,000	1,841,262
South Carolina Episcopal Home at Still Hopes, Refunding, Series A, 5.00%, 4/01/48	3,500,000	3,704,050
South Carolina Episcopal Home at Still Hopes, Refunding, Series A, 5.25%, 4/01/53	9,000,000	9,611,820
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	10,409,900
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,480,473
		86,165,465
South Dakota 0.2%
Sioux Falls Health Facilities Revenue,
Dow Rummel Village Project, 5.00%, 11/01/42	3,000,000	3,129,990
Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	11,519,959
		14,649,949
Tennessee 1.3%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	15,554,356
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	15,041,208
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	14,497,607
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	13,878,605
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,228,400
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,656,800
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	10,000,000	11,476,000
Nashville Metropolitan Development and Housing Agency Tax Increment Revenue, Fifth + Broadway Development Project, 5.125%, 6/01/36	900,000	978,669
		80,311,645
Texas 8.3%
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%, 4/01/45	10,000,000	10,329,100
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,822,770
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	1,391,050
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	1,282,442
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	1,305,941
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,407,481
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,663,525
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	8,474,044
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	26,120,714
Clifton Higher Education Finance Corp. Revenue, Education, Uplift Education, Series A, 5.00%, 12/01/45	3,855,000	4,182,444
  |  69

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	$12,000,000	$12,483,000
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	52,019,500
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,379,821
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	18,306,750
Fort Worth Special Assessment Revenue,
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/27	1,965,000	2,074,844
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/32	1,270,000	1,311,466
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.125%, 9/01/37	1,650,000	1,691,663
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/27	1,605,000	1,670,003
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/32	1,550,000	1,609,257
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/37	2,000,000	2,044,580
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	10,292,100
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,144,462
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	5,000,000	5,453,800
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43	3,000,000	3,572,190
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48	5,250,000	6,251,332
Houston Airport System Revenue, Special Facilities, United Airlines Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	10,887,800
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	10,233,200
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,389,659
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,032,000
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,860,775
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries Project, 6.50%, 1/01/43	4,350,000	4,778,692
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue,
Longhorn Village Project, Refunding, 5.00%, 1/01/42	2,000,000	2,152,120
Longhorn Village Project, Refunding, 5.00%, 1/01/47	8,435,000	9,058,009
MRC Crestview Project, Refunding, 5.00%, 11/15/36	1,020,000	1,098,938
MRC Crestview Project, Refunding, 5.00%, 11/15/46	4,100,000	4,356,291
Presbyterian Village North Project, Refunding, 5.00%, 10/01/39	2,750,000	2,940,052
Presbyterian Village North Project, Refunding, 5.25%, 10/01/49	11,200,000	12,150,768
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,434,336
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 6.00%, 7/01/26	160,000	162,771
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 7.00%, 7/01/51	5,110,000	5,276,075
  |  70

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%, 4/01/47	$6,420,000	$6,829,211
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/42	3,500,000	3,595,550
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,294,330
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	28,170,600
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,350,000	2,357,849
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,970,000
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,564,225
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	33,111,250
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	12,163,200
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,479,600
Red River Education FICO Higher Education Revenue, Houston Baptist University Project, Refunding, 5.50%, 10/01/46	4,250,000	4,821,242
Red River Health Facilities Development Corp. First Mortgage Revenue,
[b] Eden Home Project, 7.25%,	11,000,000	7,287,500
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,563,810
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,056,440
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	15,878,914
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	2,500,000	2,695,400
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	2,625,000	2,818,252
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,284,500
5.00%, 12/15/31	24,500,000	26,683,930
5.00%, 12/15/32	10,000,000	10,872,500
Texas State Transportation Commission Revenue,
State Highway 249 System, First Tier Toll, Series A, zero cpn., 8/01/46	3,000,000	888,720
State Highway 249 System, First Tier Toll, Series A, zero cpn., 8/01/47	5,750,000	1,616,728
State Highway 249 System, First Tier Toll, Series A, zero cpn., 8/01/51	3,500,000	785,225
State Highway 249 System, First Tier Toll, Series A, zero cpn., 8/01/52	4,000,000	846,480
State Highway 249 System, First Tier Toll, Series A, zero cpn., 8/01/53	400,000	80,060
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,388,550
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, Pre-Refunded, 6.00%, 11/01/41	9,350,000	10,273,593
		527,473,424
Virginia 1.3%
Henrico County EDA Residential Care Facilities Revenue,
LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/37	765,000	852,233
LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/47	2,200,000	2,410,144
Pinnacle Living, Series A, 5.00%, 6/01/44	3,550,000	3,903,758
Pinnacle Living, Series A, 5.00%, 6/01/49	4,065,000	4,454,874
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%, 11/01/43	17,575,000	19,104,552
  |  71

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Virginia (continued)
	Peninsula Town Center CDA Special Obligation Revenue, Refunding, 5.00%, 9/01/45	$2,300,000	$2,461,667
	Virginia Small Business Financing Authority Revenue,
	Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	6,485,000	7,181,035
	Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	38,815,329
	Virginia State Small Business Financing Authority Residential Care Facility Revenue, Pinnacle Living, Series C, 5.00%, 6/01/52	6,000,000	6,389,100
			85,572,692
	Washington 2.0%
	FYI Properties Lease Revenue,
	Washington State District Project, 5.50%, 6/01/34	11,935,000	11,935,000
	Washington State District Project, 5.50%, 6/01/39	16,250,000	16,250,000
	Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	3,234,231
	Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	4,050,000	5,009,607
	Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,603,044
	Washington Health Care Facilities Authority Revenue,
	Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	8,534,425
	Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	7,525,050
	Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,534,374
	Washington State Economic Development Finance Authority Environmental Facilities Revenue,
	[b] Coalview Centralia LLC Project, 8.25%, 8/01/25	3,800,000	2,660,000
	[b] Coalview Centralia LLC Project, 9.50%, 8/01/25	12,855,000	8,998,500
	Columbia Pulp I LLC Project, Series A, 7.50%, 1/01/32	2,500,000	2,867,500
[d]	Washington State Economic Development Finance Authority Revenue, Propeller Airports Paine Field LLC Project, Mandatory Put, Series A, 6.50%, 3/01/24	25,000,000	26,112,500
	Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Pre-Refunded, 5.625%, 10/01/40	5,235,000	5,304,573
	Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,224,660
			127,793,464
	West Virginia 0.1%
	Kanawha County Commission Student Housing Revenue, The West Virginia State University Foundation Project, 6.75%, 7/01/45	6,650,000	7,224,294
	Wisconsin 0.7%
	PFA Education Revenue,
	Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/45	2,805,000	3,082,106
	Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/53	4,345,000	4,748,737
	PFA Limited Obligation PILOT Revenue, American Dream at Meadowlands Project, 6.75%, 12/01/42	5,000,000	5,887,150
	PFA Retirement Facilities Revenue,
	Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/37	625,000	683,225
	Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/52	1,800,000	1,945,368
	Wisconsin Health and Educational Facilities Authority Revenue,
	Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,399,900
	St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45	1,500,000	1,553,535
	St. Johns Communities Inc. Project, Series A, 5.00%, 9/15/50	4,000,000	4,174,880
	Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,084,100
  |  72

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority Senior Living Revenue,
	Covenant Communities Inc. Project, Third Tier, Series C, 7.00%, 7/01/43	$1,000,000	$1,001,700
	Covenant Communities Inc. Project, Third Tier, Series C, 7.50%, 7/01/53	2,750,000	2,756,930
	Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	4,000,000	4,212,320
	Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A, NATL Insured, 5.50%, 12/01/40	6,755,000	7,132,064
			47,662,015
	Wyoming 0.2%
	Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,527,005
	West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	5,902,050
	Wyoming CDA Student Housing Revenue,
	CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	635,298
	CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,687,264
			13,751,617
	U.S. Territories 4.7%
	Guam 1.1%
	Government of Guam GO,
	Series A, 6.00%, 11/15/19	1,790,000	1,822,166
	Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	10,240,800
	Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	15,375,000
	Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,152,583
	Guam Government Limited Obligation Revenue,
	Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,850,000	3,930,966
	Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	8,612,425
	Guam Government Waterworks Authority Water and Wastewater System Revenue, Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,177,440
	Guam International Airport Authority Revenue,
	General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,297,280
	General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,467,310
	Guam Power Authority Revenue, Series A, Pre-Refunded, 5.50%, 10/01/40	10,000,000	10,529,400
			71,605,370
	Northern Mariana Islands 0.2%
	Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	10,965,000	11,028,378
	Puerto Rico 3.4%
	Children’s Trust Fund Tobacco Settlement Revenue,
	Asset-Backed, Refunding, 5.50%, 5/15/39	9,500,000	9,599,940
	Asset-Backed, Refunding, 5.625%, 5/15/43	2,500,000	2,525,875
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Refunding, Series A, 5.00%, 7/01/42	26,990,000	21,592,000
	Series A, 7.25%, 7/01/30	25,000,000	20,812,500
	Series A, 6.75%, 7/01/36	29,750,000	24,618,125
	Series A, 7.00%, 7/01/43	5,000,000	4,162,500
	Series A-4, zero cpn., 7/01/19	5,500,000	4,895,000
  |  73

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories (continued)
	Puerto Rico (continued)
[b]	Puerto Rico Electric Power Authority Power Revenue, (continued)
	Series B, zero cpn., 7/01/19	$5,500,000	$4,895,000
	Series E-1, zero cpn., 1/01/21	6,000,000	5,340,000
	Series E-2, zero cpn., 7/01/21	6,000,000	5,340,000
	Series E-3, zero cpn., 1/01/22	1,989,500	1,770,655
	Series E-4, zero cpn., 7/01/22	1,989,499	1,770,654
	Series WW, 5.50%, 7/01/38	16,355,000	13,165,775
	Series XX, 5.75%, 7/01/36	23,620,000	19,073,150
	Series XX, 5.25%, 7/01/40	71,780,000	57,603,450
	Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding, 5.125%, 12/01/27	3,000,000	3,068,940
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	16,835,000	16,856,044
			217,089,608
	Total U.S. Territories		299,723,356
	Total Municipal Bonds before Short Term Investments (Cost $5,364,319,769)		6,081,769,803
	Short Term Investments 4.3%
	Municipal Bonds 4.3%
	Colorado 0.2%
[e]	Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 12/01/31	8,900,000	8,900,000
	Florida 1.4%
[e]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 2.25%, 9/01/28	89,175,000	89,175,000
	Georgia 0.0%†
[e]	Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 2.18%, 7/01/35	1,300,000	1,300,000
[b]	Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	1,260,628	252,126
[e]	Fulton County Development Authority Revenue, Children’s Healthcare of Atlanta Inc. Project, Refunding, SPA PNC Bank, Weekly VRDN and Put, 1.37%, 7/01/42	200,000	200,000
			1,752,126
	Kentucky 0.0%†
[e]	Berea Educational Facilities Revenue, Berea College Project, Series B, Daily VRDN and Put, 2.20%, 6/01/29	140,000	140,000
	Louisiana 0.0%†
[e]	East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put, 2.20%, 11/01/19	400,000	400,000
	Michigan 0.0%†
[e]	Michigan State Strategic Fund Limited Obligation Revenue, Henry Ford Museum and Greenfield Village Project, LOC Comerica Bank, Daily VRDN and Put, 2.25%, 12/01/33	1,400,000	1,400,000
  |  74

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Mississippi 0.2%
[e]	Mississippi Business Finance Corp. Gulf Opportunity Zone IDR, Chevron USA Inc. Project, Series B, Daily VRDN and Put, 2.40%, 11/01/35	$320,000	$320,000
[e]	Mississippi State Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue, Chevron USA Inc. Project, Series B, Daily VRDN and Put, 2.40%, 12/01/30	13,100,000	13,100,000
			13,420,000
	New York 1.4%
[e]	MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 2.20%, 11/01/31	10,150,000	10,150,000
[e]	New York City GO,
	Fiscal 2014, Series D, Subseries D-3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 8/01/38	42,405,000	42,405,000
	Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 6/01/44	1,500,000	1,500,000
[e]	New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-1, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 6/15/50	6,930,000	6,930,000
[e]	New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 11/01/36	18,800,000	18,800,000
[e]	Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Weekly VRDN and Put, 2.12%, 1/01/32	6,700,000	6,700,000
			86,485,000
	North Carolina 0.2%
[e]	The Charlotte-Mecklenburg Hospital Authority Revenue, Carolinas HealthCare System, Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.24%, 1/15/37	14,450,000	14,450,000
	Ohio 0.1%
[e]	Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series C, LOC MUFG Union Bank NA, Daily VRDN and Put, 2.43%, 6/01/34	5,800,000	5,800,000
	Oregon 0.5%
[e]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 2.20%, 8/01/34	32,300,000	32,300,000
	Pennsylvania 0.0%†
[e]	Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.49%, 12/01/28	900,000	900,000
	Tennessee 0.2%
[e]	Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 2.20%, 6/01/42	12,300,000	12,300,000
  |  75

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Utah 0.1%
[e]	Weber County Hospital Revenue, IHC Health Services Inc., Series C, SPA Bank of New York Mellon, Daily VRDN and Put, 2.24%, 2/15/35	$3,180,000	$3,180,000
	Total Short Term Investments (Cost $271,610,629)		270,602,126
	Total Investments (Cost $5,635,930,398) 99.6%		6,352,371,929
	Other Assets, less Liabilities 0.4%		27,554,718
	Net Assets 100.0%		$6,379,926,647

See Abbreviations on page 149.
†Rounds to less than 0.1% of net assets.
[a]The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Security purchased on a when-issued basis.
[d]The maturity date shown represents the mandatory put date.
[e]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  76

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Kentucky Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 93.9%
Kentucky 93.9%
Boyle County Revenue, Educational Facilities, Centre College of Kentucky, Refunding, 5.00%, 6/01/37	$2,000,000	$2,325,000
Eastern Kentucky University General Receipts Revenue, Series A, 4.00%, 10/01/37	1,540,000	1,681,695
Fayette County School District Finance Corp. Revenue,
School Building, Series A, 4.00%, 5/01/38	1,000,000	1,079,080
School Building, Series D, 5.00%, 8/01/34	1,985,000	2,294,084
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,125,960
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.10%, 1/01/24	160,000	160,480
Jefferson County School District Finance Corp. School Building Revenue, Refunding, Series B, 4.00%, 12/01/26	3,500,000	4,057,690
Kentucky Bond Development Corp. Transient Room Tax Revenue, Lexington Center Corp. Project, Refunding, Series A, 5.00%, 9/01/48	2,500,000	2,943,475
Kentucky Economic Development Finance Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 5/01/29	5,670,000	5,683,268
Hospital, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,000,000	5,307,050
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,329
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,010,000	1,012,262
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,335,358
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,895,196
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, Pre-Refunded, 5.00%, 2/01/28	2,000,000	2,187,760
Wastewater and Drinking Water Revolving Fund, Series A, Pre-Refunded, 5.00%, 2/01/31	4,190,000	4,583,357
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,430,260
Kentucky State Property and Buildings Commission Revenue,
Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	3,988,845
Project No. 115, 5.00%, 4/01/38	2,500,000	2,887,275
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,664,325
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/36	550,000	651,750
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/37	700,000	826,868
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,242,080
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,473,370
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,002,640
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,300,087
General Airport, Series A, Pre-Refunded, 5.00%, 7/01/27	2,000,000	2,005,420
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,149,220
Louisville and Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A, Pre-Refunded, 5.375%, 12/01/39	1,995,000	2,034,222
Louisville and Jefferson County Metropolitan Sewer District Revenue,
Sewer and Drainage System, Refunding, Series A, 4.00%, 5/15/38	5,000,000	5,544,150
Sewer and Drainage System, Series A, 4.00%, 5/15/48	2,750,000	2,958,533
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  77

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Kentucky (continued)
	Louisville/Jefferson County Metro Government Revenue,
	College, Bellarmine University Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	$2,715,000	$3,007,976
	College, Improvement and Refunding, Bellarmine University Inc. Project, 5.00%, 5/01/31	2,000,000	2,192,340
	Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,180,399
	Murray Hospital Facilities Revenue, Murray-Calloway County Public Hospital Corp. Project, Pre-Refunded, 6.375%, 8/01/40	2,500,000	2,637,000
	Owen County Waterworks System Revenue,
	American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,006,520
	American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,070,360
	American Water Co. Project, Series B, 5.625%, 9/01/39	2,000,000	2,018,080
	Owensboro Electric Light and Power System Revenue, Refunding, 4.00%, 1/01/27	1,250,000	1,398,063
	Owensboro Water Revenue, Refunding and Improvement, 4.00%, 9/15/45	5,000,000	5,393,700
	Paducah Electric Plant Board Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/34	5,700,000	6,593,190
	Pikeville Hospital Revenue, Pikeville Medical Center Inc. Project, Improvement and Refunding, 6.50%, 3/01/41	2,875,000	3,058,655
	Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,518,720
	Russell Revenue, Bon Secours Health System Inc., Pre-Refunded, 5.00%, 11/01/26	4,000,000	4,456,360
	Scott County School District Finance Corp. Revenue, School Building, 4.00%, 6/01/38	1,615,000	1,754,552
	Shelby County School District Finance Corp. Revenue, School Building, 4.00%, 8/01/38	3,465,000	3,746,011
	University of Kentucky General Receipts Revenue,
	Series A, 4.00%, 10/01/32	4,000,000	4,432,800
	Series A, 4.00%, 4/01/44	2,250,000	2,385,788
	University of Louisville Revenue,
	General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,373,224
	General Receipts, Series D, 5.00%, 3/01/30	4,140,000	4,972,181
	Warren County Hospital Facility Revenue, Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,091,400
	Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,764,360
	Total Municipal Bonds before Short Term Investments (Cost $132,804,574)		139,368,768
	Short Term Investments 5.2%
	Municipal Bonds 5.2%
	Kentucky 5.2%
[a]	Berea Educational Facilities Revenue,
	Berea College Project, Series A, Daily VRDN and Put, 2.20%, 6/01/32	5,870,000	5,870,000
	Berea College Project, Series B, Daily VRDN and Put, 2.20%, 6/01/29	1,500,000	1,500,000
  |  78

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Kentucky (continued)
[a]	Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, LOC PNC Bank, Daily VRDN and Put, 2.25%, 10/01/39	$300,000	$300,000
	Total Short Term Investments (Cost $7,670,000)		7,670,000
	Total Investments (Cost $140,474,574) 99.1%		147,038,768
	Other Assets, less Liabilities 0.9%		1,282,428
	Net Assets 100.0%		$148,321,196

See Abbreviations on page 149.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  79

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Louisiana Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.8%
Louisiana 97.4%
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	$10,000,000	$11,088,200
Bossier City Public Improvement Sales Tax Revenue, Series ST, 5.00%, 12/01/36	1,405,000	1,652,041
Bossier City Utilities Revenue, Refunding, 5.00%, 10/01/37	5,280,000	6,023,107
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,226,525
Calcasieu Parish School District No. 23 GO, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,492,415
Calcasieu Parish School District No. 31 GO,
Public School Improvement, BAM Insured, 5.00%, 3/01/36	1,000,000	1,192,130
Public School Improvement, BAM Insured, 5.00%, 3/01/38	1,000,000	1,183,990
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	275,000	275,531
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40	155,000	155,431
East Baton Rouge Parish Sales Tax Revenue, Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,710,948
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/33	1,000,000	1,161,920
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,723,550
Greater New Orleans Expressway Commission Toll Revenue, sub. lien, AGMC Insured, 5.00%, 11/01/47	4,000,000	4,616,160
Jefferson Parish Hospital District No. 1 Hospital Revenue, Parish of Jefferson, West Jefferson Medical Center, Series A, Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,317,599
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Series B, AGMC Insured, 5.00%, 12/01/42	2,250,000	2,650,342
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,294,840
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,602,750
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,585,621
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,798,328
Lafayette Parish School Board Sales Tax Revenue, 5.00%, 4/01/48	6,000,000	7,055,280
Lafayette Public Improvement Sales Tax Revenue,
Pre-Refunded, 5.00%, 3/01/36	1,865,000	1,980,742
Series A, 5.00%, 5/01/44	4,350,000	5,248,623
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.25%, 10/01/30	4,000,000	4,199,760
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/29	750,000	760,523
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/34	1,750,000	1,775,953
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/38	1,335,000	1,354,798
Lafayette Utilities Revenue, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,247,950
Louisiana Local Government Environmental Facilities and CDA Revenue,
Airport, Monroe Regional Airport Terminal Project, Assured Guaranty, Pre-Refunded, 5.50%, 2/01/39	2,000,000	2,053,380
Denham Springs Sewer District No. 1 Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/39	3,750,000	3,815,925
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%, 12/01/40	2,925,000	3,411,632
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/34	2,550,000	2,869,183
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/43	3,000,000	3,302,730
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,434,610
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,709,750
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  80

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC Insured, 4.00%, 10/01/33	$800,000	$875,760
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC Insured, 4.00%, 10/01/34	620,000	675,670
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	1,950,588
Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, AGMC Insured, 5.00%, 10/01/48	3,500,000	4,009,845
Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, Refunding, AGMC Insured, 5.00%, 10/01/39	2,680,000	3,131,982
Southeastern Louisiana University Student Housing/University Facilities Inc. Project, Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,095,100
Woman’s Hospital Foundation Project, Refunding, Series A, 5.00%, 10/01/44	5,000,000	5,738,500
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35	4,965,000	5,610,400
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	5,000,000	5,694,300
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 5.00%, 7/01/35	35,000	41,930
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,139,250
Louisiana Children’s Medical Center Project, Series A1, 5.00%, 6/01/45	10,000,000	11,670,100
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, 5.00%, 7/01/37	3,750,000	4,191,150
CHRISTUS Health, Series E, 5.00%, 7/01/48	5,000,000	5,897,850
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,209,100
Loyola University Project, Pre-Refunded, 5.00%, 10/01/39	5,000,000	5,144,100
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/34	30,000	36,571
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	5,501,850
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	20,000	24,381
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	10,000,000	11,412,200
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	1,730,000	1,950,731
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	2,900,500
Tulane University of Louisiana Project, Refunding, Series A, 5.00%, 12/15/41	3,000,000	3,484,350
Tulane University of Louisiana Project, Refunding, Series A, 4.00%, 12/15/50	2,000,000	2,151,900
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,078,987
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,435,930
second lien, Refunding, Series C, 5.00%, 5/01/40	5,000,000	5,959,250
second lien, Refunding, Series C, 5.00%, 5/01/45	10,000,000	11,861,900
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,537,250
Louisiana State GO,
Refunding, Series A, 5.00%, 9/01/36	5,000,000	5,914,800
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,339,040
Series A, 5.00%, 3/01/37	3,000,000	3,676,320
Louisiana State Grant Anticipation Revenue,
Series A, 5.00%, 9/01/30	2,000,000	2,514,180
Series A, 5.00%, 9/01/31	4,750,000	5,937,690
  |  81

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Louisiana (continued)
	Louisiana State Highway Improvement Revenue,
	Series A, 5.00%, 6/15/30	$2,860,000	$3,203,658
	Series A, 5.00%, 6/15/32	9,850,000	11,263,967
	Louisiana State Public Facilities Authority Lease Revenue,
	Provident Group, Flagship Properties LLC, Louisiana State University Greenhouse District Project, 5.00%, 7/01/52	2,310,000	2,628,387
	Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/46	6,500,000	7,375,355
	Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,068,755
	Louisiana State Unclaimed Property Special Revenue, I-49 North Project, 5.00%, 9/01/33	5,860,000	6,586,992
	Louisiana State University and Agricultural and Mechanical College Revenue,
	Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,439,720
	Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,147,510
	Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,191,310
	Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,139,330
	Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	4,500,000	5,192,415
	Board of Supervisors, Auxiliary, Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,189,700
	Natchitoches Parish School District No. 9 GO, School, AGMC Insured, 5.00%, 3/01/38	1,440,000	1,727,467
	New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series A, 5.00%, 1/01/48	10,000,000	11,539,600
	New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	500,000
	Port of New Orleans Board of Commissioners Port Facility Revenue, Series A, AGMC Insured, 5.00%, 4/01/48	2,750,000	3,224,787
	Ruston Sales Tax Revenue, AGMC Insured, 5.00%, 6/01/35	1,085,000	1,254,694
	Shreveport GO, Pre-Refunded, 5.00%, 8/01/29	4,790,000	5,145,705
	Shreveport Limited Obligation Revenue, Independence Stadium Project, Refunding, BAM Insured, 5.00%, 3/01/27	1,500,000	1,811,370
	Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	4,000,000	4,610,720
	St. Tammany Parish Hospital Service District No. 1 Hospital Revenue, St. Tammany Parish Hospital Project, Refunding, Series A, 5.00%, 7/01/48	5,000,000	5,796,000
	St. Tammany Parish Utilities Revenue,
	Series B, Pre-Refunded, 5.50%, 8/01/35	2,650,000	2,771,847
	Series B, Pre-Refunded, 5.00%, 8/01/44	3,290,000	3,422,455
	Terrebonne Levee and Conservation District Public Improvement Sales Tax Revenue, 5.00%, 7/01/38	2,000,000	2,227,740
	Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	2,265,000	2,409,688
			368,634,894
	U.S. Territories 1.4%
	Puerto Rico 1.4%
[a]	Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	6,450,000	5,176,125
	Total Municipal Bonds before Short Term Investments (Cost $354,318,974)		373,811,019
  |  82

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (Cost $1,100,000) 0.3%
	Municipal Bonds 0.3%
	Louisiana 0.3%
[b]	East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put, 2.20%, 11/01/19	$1,100,000	$1,100,000
	Total Investments (Cost $355,418,974) 99.1%		374,911,019
	Other Assets, less Liabilities 0.9%		3,337,727
	Net Assets 100.0%		$378,248,746

See Abbreviations on page 149.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  83

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Maryland Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 98.7%
	Maryland 94.5%
	Annapolis GO, Public Improvements, Pre-Refunded, 5.00%, 8/01/31	$1,250,000	$1,345,600
	Anne Arundel County GO,
	Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,515,167
	Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,318,769
[a]	Anne Arundel County MFHR, Glenview Gardens Apartments Project, Mandatory Put, SPA FHLMC, 5.00%, 1/01/27	1,920,000	1,990,176
	Baltimore County GO,
	Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/39	2,900,000	3,419,883
	Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/41	2,900,000	3,406,949
	Baltimore Revenue,
	Mayor and City Council of Baltimore, Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,322,897
	Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/46	5,000,000	5,879,550
	Mayor and City Council of Baltimore, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,649,950
	Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/38	8,930,000	10,090,811
	Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,314,366
	Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34	750,000	752,190
	Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%, 7/01/39	1,250,000	1,253,988
	Howard County Housing Commission Revenue,
	Gateway Village Apartments, 4.00%, 6/01/46	2,000,000	2,099,440
	The Verona at Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,173,500
	Woodfield Oxford Square Apartments, 5.00%, 12/01/46	5,000,000	5,749,550
	Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30	3,935,000	4,123,132
	Maryland Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization Program, 5.00%, 5/01/46	10,085,000	11,647,872
	Maryland State Community Development Administration Local Government Infrastructure Revenue,
	Senior Obligations, Series A-1, 4.00%, 6/01/47	2,300,000	2,468,797
	Senior Obligations, Series A-1, 5.00%, 6/01/48	1,310,000	1,547,647
	Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	3,886,820
	Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	10,197,800
	Maryland State EDC Student Housing Revenue,
	Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,167,133
	Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,385,750
	Senior, Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,041,318
	Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,247,051
	Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,242,565
	University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35	4,225,000	4,944,771
	University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43	3,305,000	3,824,877
	University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,609,380
	University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,646,521
	Maryland State Health and Higher Educational Facilities Authority Revenue,
	Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	8,000,000	9,272,240
	Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	10,000,000	11,126,900
	Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,007,940
	Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,007,940
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  84

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)
Charlestown Community Issue, Refunding, Series A, 5.00%, 1/01/45	$4,170,000	$4,782,448
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,623,630
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/44	7,470,000	8,562,712
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	10,345,000	11,974,441
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,648,900
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,484,000
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,442,550
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,592,500
LifeBridge Health Issue, Refunding, 5.00%, 7/01/44	2,000,000	2,311,220
LifeBridge Health Issue, Refunding, 5.00%, 7/01/47	4,000,000	4,564,800
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,522,475
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,741,152
Maryland Institute College of Art Issue, Refunding, 5.00%, 6/01/29	1,000,000	1,089,540
Maryland Institute College of Art Issue, Refunding, 4.00%, 6/01/42	5,325,000	5,535,071
Medstar Health Issue, Series A, 5.00%, 8/15/38	5,000,000	5,519,900
Medstar Health Issue, Series A, 5.00%, 5/15/45	5,000,000	5,802,700
Meritus Medical Center Issue, Refunding, 5.00%, 7/01/45	8,535,000	9,552,031
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/27	655,000	661,498
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/34	5,000,000	5,049,700
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	6,206,014
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	6,330,000	6,994,017
Trinity Health Credit Group, 5.00%, 12/01/46	1,680,000	1,980,132
University of Maryland Medical System Issue, Refunding, 5.00%, 7/01/35	2,100,000	2,397,003
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/39	10,000,000	11,616,000
University of Maryland Medical System Issue, Series D, 4.00%, 7/01/48	5,000,000	5,342,650
Maryland State Industrial Development Financing Authority EDR,
McDonogh School Facility, Refunding, 4.00%, 9/01/43	1,100,000	1,191,014
McDonogh School Facility, Refunding, 4.00%, 9/01/48	610,000	654,402
Montgomery County GO,
Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,087,280
Consolidated Public Improvement, Refunding, Series A, 4.00%, 12/01/33	7,000,000	7,747,110
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,725,539
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,366,721
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,617,755
Department of Liquor Control, Series A, 5.00%, 4/01/30	1,935,000	2,051,487
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	1,907,070
Series A, 5.00%, 4/01/31	1,240,000	1,274,385
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30	2,060,000	2,150,228
Prince George’s County GO, Consolidated Public Improvement, Series A, 4.00%, 7/15/35	11,405,000	12,931,331
  |  85

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Maryland (continued)
	Washington Suburban Sanitary District GO,
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Second Series, 5.00%, 6/01/37	$5,000,000	$5,958,550
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Second Series, 4.00%, 6/01/43	8,070,000	8,782,097
			389,121,293
	District of Columbia 2.3%
	Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series B, 5.00%, 7/01/42	8,000,000	9,510,240
	U.S. Territories 1.9%
	Puerto Rico 1.9%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW, 5.50%, 7/01/38	5,000,000	4,025,000
	Series XX, 5.25%, 7/01/40	5,000,000	4,012,500
			8,037,500
	Total Municipal Bonds before Short Term Investments (Cost $386,749,760)		406,669,033
	Short Term Investments (Cost $300,000) 0.1%
	Municipal Bonds 0.1%
	Maryland 0.1%
[c]	Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 2.22%, 11/01/37	300,000	300,000
	Total Investments (Cost $387,049,760) 98.8%		406,969,033
	Other Assets, less Liabilities 1.2%		4,832,938
	Net Assets 100.0%		$411,801,971

See Abbreviations on page 149.
[a]The maturity date shown represents the mandatory put date.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  86

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Massachusetts Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 100.1%
Massachusetts 100.1%
Belmont GO, Municipal Purpose Loan of 2019, 4.00%, 3/15/45	$3,020,000	$3,303,548
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,959,504
Braintree GO,
[a] Municipal Purpose Loan, Refunding, 3.00%, 6/01/35	1,765,000	1,802,100
Refunding, 5.00%, 5/15/27	2,000,000	2,533,520
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,809,393
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,373,840
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,942,675
Series A, 5.00%, 7/01/40	5,000,000	5,796,800
Massachusetts Development Finance Agency Revenue,
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42	3,750,000	4,463,962
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,355,150
The Broad Institute Issue, Refunding, 4.00%, 4/01/41	5,000,000	5,501,400
The Broad Institute Issue, Series A, Pre-Refunded, 5.375%, 4/01/41	15,000,000	16,073,250
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	6,890,000	7,964,358
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	6,066,800
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32	2,975,000	3,395,070
Lahey Health System Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/34	5,000,000	5,674,200
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,637,150
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/34	5,000,000	5,940,800
Partners HealthCare System Issue, Refunding, Series S, 5.00%, 7/01/33	1,880,000	2,297,548
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	7,500,000	8,221,125
Partners HealthCare System Issue, Series L, Pre-Refunded, 5.00%, 7/01/41	5,000,000	5,351,900
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	13,835,379
Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	9,550,000	10,465,558
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,987,602
Worcester Polytechnic Institute Issue, Refunding, 5.00%, 9/01/42	1,090,000	1,279,867
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	7,049,450
Refunding, Series D, 4.00%, 5/01/38	4,350,000	4,785,739
Series B, Pre-Refunded, 5.00%, 5/01/40	4,625,000	4,775,544
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/35	16,165,000	16,480,056
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/37	1,015,000	1,255,829
Massachusetts State Development Finance Agency Revenue,
[a] Brandeis University Issue, Refunding, Series S-1, 5.00%, 10/01/38	1,205,000	1,471,112
Wellesley College Issue, Refunding, Series L, 4.00%, 7/01/44	6,160,000	6,837,046
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/35	1,200,000	1,470,120
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/36	1,000,000	1,221,300
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	2,860,000	2,916,285
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,069,900
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  87

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State GO,
Consolidated Loan of 2014, Series F, 4.00%, 11/01/29	$6,000,000	$6,472,860
Consolidated Loan of 2017, Series A, 5.25%, 4/01/42	5,000,000	6,039,150
Consolidated Loan of 2018, Series A, 5.00%, 1/01/47	5,000,000	5,946,900
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College Issue, Series M-2, 5.50%, 6/01/35	8,600,000	11,834,546
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	575,000	575,730
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 6.00%, 11/15/28	3,000,000	3,061,260
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 5.125%, 11/15/35	3,150,000	3,202,101
Children’s Hospital Issue, Series M, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,129,850
Lesley University Issue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/39	9,350,000	9,377,115
Partners HealthCare System Issue, Series J-1, Pre-Refunded, 5.00%, 7/01/39	1,000,000	1,002,670
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,515,015
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,192,450
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	315,000	338,609
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	4,148,240
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,960,342
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,701,632
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,504,680
Housing, Series D, 5.05%, 6/01/40	3,120,000	3,122,184
Housing, Series F, 3.15%, 12/01/32	105,000	106,001
Housing, Series F, 3.45%, 12/01/37	45,000	45,548
SF Housing, Series 159, FNMA Insured, 4.05%, 12/01/32	1,670,000	1,702,749
SF Housing, Series 162, GNMA Secured, 3.15%, 12/01/32	10,905,000	11,052,763
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	6,048,800
Senior, Series B, 5.00%, 10/15/41	10,000,000	10,714,700
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,193,578
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	22,875,840
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, Pre-Refunded, 4.00%, 6/01/31	5,555,000	5,838,805
Rail Enhancement and Accelerated Bridge Programs, Series B, 4.00%, 6/01/45	7,175,000	7,747,350
Massachusetts State Water Pollution Abatement Trust Revenue,
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,614
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,749
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	250,000	250,833
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	5,000,000	5,927,500
General, Green Bonds, Series B, 5.00%, 8/01/40	1,140,000	1,368,114
General, Green Bonds, Series B, 5.00%, 8/01/42	3,145,000	3,762,018
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	7,217,703
General, Series B, 5.00%, 8/01/43	4,000,000	4,849,480
  |  88

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Massachusetts (continued)
	Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
	senior lien, 5.00%, 7/01/41	$7,500,000	$7,937,700
	senior lien, Refunding, 5.25%, 7/01/36	5,585,000	5,974,498
	Natick GO, Municipal Purpose Loan of 2018, 4.00%, 7/15/35	4,970,000	5,639,558
	Plymouth GO, Municipal Purpose Loan, Refunding, 4.00%, 5/01/47	5,000,000	5,439,850
	Springfield Water and Sewer Commission Revenue, General, Series C, 5.00%, 4/15/37	1,260,000	1,512,693
	University of Massachusetts Building Authority Project Revenue,
	Refunding, Senior Series 1, 5.00%, 11/01/44	4,000,000	4,593,720
	Senior Series 1, 5.25%, 11/01/42	5,000,000	6,132,100
	Senior Series 2019-1, Refunding, 5.00%, 5/01/39	5,000,000	6,190,650
	Worcester GO,
	Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,485,726
	Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,113,190
	Total Municipal Bonds before Short Term Investments (Cost $404,857,228)		431,668,044
	Short Term Investments (Cost $1,500,000) 0.3%
	Municipal Bonds 0.3%
	Massachusetts 0.3%
[b]	Massachusetts State Health and Educational Facilities Authority Revenue, Harvard University Issue, Refunding, Series R, Daily VRDN and Put, 2.05%, 11/01/49	1,500,000	1,500,000
	Total Investments (Cost $406,357,228) 100.4%		433,168,044
	Other Assets, less Liabilities (0.4)%		(1,709,258)
	Net Assets 100.0%		$431,458,786

See Abbreviations on page 149.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  89

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Michigan Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 96.9%
Michigan 96.9%
Ann Arbor Public Schools GO,
County of Washtenaw, Refunding, 5.00%, 5/01/28	$1,000,000	$1,181,080
County of Washtenaw, Refunding, 5.00%, 5/01/29	1,235,000	1,445,740
Battle Creek Water and Wastewater System Revenue, Calhoun County, Series A, 5.00%, 6/01/36	1,300,000	1,502,267
Bloomfield Charter Township GO,
County of Oakland, Refunding, 5.00%, 5/01/29	470,000	566,609
County of Oakland, Refunding, 5.00%, 5/01/32	1,000,000	1,186,150
Byron Center Public Schools GO,
Kent County, School Building and Site, Series I, 5.00%, 5/01/34	1,000,000	1,190,740
Kent County, School Building and Site, Series I, 5.00%, 5/01/35	1,920,000	2,279,078
Kent County, School Building and Site, Series I, 5.00%, 5/01/36	650,000	769,919
Kent County, School Building and Site, Series I, 5.00%, 5/01/37	1,480,000	1,746,356
Kent County, School Building and Site, Series I, 5.00%, 5/01/38	1,330,000	1,565,596
Kent County, School Building and Site, Series I, 5.00%, 5/01/39	2,290,000	2,691,506
Kent County, School Building and Site, Series I, 5.00%, 5/01/43	2,250,000	2,642,445
Kent County, School Building and Site, Series I, 5.00%, 5/01/47	4,140,000	4,831,794
Caledonia Community Schools GO, Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,218,890
Central Michigan University Revenue,
Board of Trustees, General, Refunding, 5.00%, 10/01/30	1,910,000	2,219,668
Board of Trustees, General, Refunding, 5.00%, 10/01/31	1,055,000	1,223,684
Board of Trustees, General, Refunding, 5.00%, 10/01/34	1,600,000	1,852,384
Board of Trustees, General, Refunding, 5.00%, 10/01/39	2,000,000	2,316,740
Chippewa Valley Schools GO,
County of Macomb, Refunding, 5.00%, 5/01/28	6,075,000	6,818,215
County of Macomb, Refunding, 5.00%, 5/01/29	6,425,000	7,200,690
County of Macomb, Refunding, 5.00%, 5/01/30	6,420,000	7,182,247
County of Macomb, Refunding, 5.00%, 5/01/31	3,000,000	3,350,160
County of Macomb, Refunding, 5.00%, 5/01/32	6,590,000	7,353,913
Commerce Charter Township GO, County of Oakland, Capital Improvement, Refunding, 5.00%, 12/01/38	3,250,000	3,783,812
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	12,338,000
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,419,550
Detroit Water Supply System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/34	25,000	25,066
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	30,000	30,083
DeWitt Public Schools GO,
County of Clinton, School Building and Site, 5.00%, 5/01/30	500,000	604,790
County of Clinton, School Building and Site, 5.00%, 5/01/33	815,000	969,891
County of Clinton, School Building and Site, 5.00%, 5/01/34	1,000,000	1,184,400
County of Clinton, School Building and Site, 5.00%, 5/01/35	1,000,000	1,179,920
County of Clinton, School Building and Site, 5.00%, 5/01/36	1,000,000	1,176,620
Downriver Utility Wastewater Authority Sewer System Revenue,
AGMC Insured, 5.00%, 4/01/34	510,000	604,666
AGMC Insured, 5.00%, 4/01/36	1,600,000	1,883,248
AGMC Insured, 5.00%, 4/01/38	1,500,000	1,754,775
AGMC Insured, 5.00%, 4/01/43	3,000,000	3,487,440
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  90

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
East Lansing School District GO,
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/35	$1,500,000	$1,796,055
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,100,000	1,304,039
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/42	3,500,000	4,088,595
Farmington Public School District GO,
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27	1,000,000	1,175,560
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28	2,000,000	2,343,780
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32	4,035,000	4,679,107
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33	2,900,000	3,357,620
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	3,000,000	3,464,160
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	1,000,000	1,154,310
County of Oakland, School Building and Site, Refunding, BAM Insured, 4.50%, 5/01/38	7,225,000	8,251,167
Grand Rapids Building Authority Revenue, County of Kent, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,599,908
Grand Rapids Sanitary Sewer System Revenue,
County of Kent, 5.00%, 1/01/37	1,040,000	1,251,671
County of Kent, 5.00%, 1/01/43	1,000,000	1,189,540
County of Kent, 5.00%, 1/01/48	5,000,000	5,918,850
County of Kent, Improvement and Refunding, 5.00%, 1/01/28	1,560,000	1,796,418
County of Kent, Improvement and Refunding, 5.00%, 1/01/29	1,000,000	1,149,240
County of Kent, Improvement and Refunding, 5.00%, 1/01/31	2,095,000	2,389,704
County of Kent, Improvement and Refunding, 5.00%, 1/01/32	1,175,000	1,338,525
County of Kent, Improvement and Refunding, 5.00%, 1/01/33	1,125,000	1,279,823
County of Kent, Improvement and Refunding, 5.00%, 1/01/34	1,000,000	1,135,400
County of Kent, Improvement and Refunding, 5.00%, 1/01/35	1,500,000	1,701,060
County of Kent, Improvement and Refunding, 5.00%, 1/01/39	880,000	1,004,054
County of Kent, Improvement and Refunding, 5.00%, 1/01/44	2,000,000	2,282,100
County of Kent, Refunding, 5.00%, 1/01/36	1,250,000	1,459,125
County of Kent, Refunding, 5.00%, 1/01/38	1,000,000	1,161,620
Grand Rapids Water Supply System Revenue,
County of Kent, Improvement and Refunding, 5.00%, 1/01/41	2,190,000	2,523,690
County of Kent, Improvement and Refunding, 5.00%, 1/01/43	1,500,000	1,771,635
County of Kent, Improvement and Refunding, 5.00%, 1/01/46	2,525,000	2,909,532
County of Kent, Improvement and Refunding, 5.00%, 1/01/48	2,000,000	2,360,800
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,197,780
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	1,110,000	1,275,645
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,746,450
Munson Healthcare Obligated Group, Series B, 5.00%, 7/01/39	1,625,000	1,876,745
Grand Valley State University Revenue,
General, 5.00%, 12/01/38	900,000	1,085,274
General, 5.00%, 12/01/43	1,800,000	2,153,700
General, Refunding, Series A, 5.00%, 12/01/32	4,295,000	5,044,392
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29	750,000	861,263
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30	1,000,000	1,146,050
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31	1,150,000	1,315,025
  |  91

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Grandville Public School District GO, (continued)
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32	$1,165,000	$1,330,104
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34	1,315,000	1,493,472
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35	1,225,000	1,390,044
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37	2,915,000	3,302,724
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40	6,215,000	7,037,804
Gull Lake CSD, GO, Counties of Kalamazoo Barry and Calhoun, School Building and Site, Series I, 5.00%, 5/01/48	5,000,000	5,891,450
Holly Area School District GO,
County of Oakland, Refunding, 5.00%, 5/01/30	1,045,000	1,195,135
County of Oakland, Refunding, 5.00%, 5/01/32	1,040,000	1,181,939
Hudsonville Public Schools GO,
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/37	1,550,000	1,839,959
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/39	2,500,000	2,954,025
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/41	2,500,000	2,943,725
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,345,200
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, AGMC Insured, Pre-Refunded, 5.25%, 5/15/36	5,530,000	5,722,665
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	4,470,000	4,594,087
Kelloggsville Public School District GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	1,045,000	1,208,020
School Building and Site, AGMC Insured, 5.00%, 5/01/35	1,150,000	1,317,843
School Building and Site, AGMC Insured, 5.00%, 5/01/38	3,815,000	4,363,788
Kent County GO,
Capital Improvement, 5.00%, 6/01/32	1,305,000	1,559,684
Capital Improvement, 5.00%, 6/01/33	1,275,000	1,518,347
Kentwood Public Schools GO,
School Building and Site, 5.00%, 5/01/35	1,205,000	1,407,488
School Building and Site, 5.00%, 5/01/36	1,205,000	1,403,982
School Building and Site, 5.00%, 5/01/38	1,210,000	1,402,003
School Building and Site, 5.00%, 5/01/41	1,120,000	1,284,293
School Building and Site, 5.00%, 5/01/44	1,800,000	2,064,294
L’Anse Creuse Public Schools GO,
County of Macomb, Refunding, 5.00%, 5/01/28	5,230,000	6,118,211
County of Macomb, Refunding, 5.00%, 5/01/30	5,560,000	6,461,943
County of Macomb, Refunding, 5.00%, 5/01/32	5,890,000	6,812,492
County of Macomb, Refunding, 5.00%, 5/01/34	6,220,000	7,160,029
County of Macomb, Refunding, 5.00%, 5/01/35	2,840,000	3,261,257
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	10,756,600
Lansing Community College GO,
College Building and Site, Pre-Refunded, 5.00%, 5/01/32	2,310,000	2,542,686
College Building and Site, Refunding, 5.00%, 5/01/32	2,000,000	2,437,700
College Building and Site, Refunding, 5.00%, 5/01/32	690,000	754,136
  |  92

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	$1,490,000	$1,733,228
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/39	2,125,000	2,466,147
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/40	2,200,000	2,548,436
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Series B, Pre-Refunded, 6.00%, 11/15/35	5,000,000	5,533,500
Livonia Public Schools School District GO,
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36	5,725,000	6,403,641
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38	6,000,000	6,700,800
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43	16,850,000	18,814,878
Macomb Interceptor Drain Drainage District GO,
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/34	2,000,000	2,395,840
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/42	7,500,000	8,837,400
Mason County CSD, GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,299,870
Mattawan Consolidated School GO,
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/30	1,000,000	1,162,220
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/31	1,915,000	2,217,244
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/32	1,110,000	1,281,184
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/34	2,325,000	2,669,425
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/39	3,375,000	3,839,940
Meridian Public Schools GO,
County of Midland, Refunding, 5.00%, 5/01/27	735,000	864,485
County of Midland, Refunding, 5.00%, 5/01/29	775,000	907,711
County of Midland, Refunding, 5.00%, 5/01/31	1,130,000	1,309,026
Michigan Finance Authority Revenue,
Clean Water Revolving Fund, Refunding, Series B, 4.00%, 10/01/30	2,750,000	3,138,355
Clean Water Revolving Fund, Refunding, Series B, 5.00%, 10/01/38	8,055,000	9,916,672
Clean Water Revolving Fund, Refunding, Series B, 5.00%, 10/01/39	6,000,000	7,368,420
Higher Education Facilities, Limited Obligation, Kalamazoo College Project, Refunding, 4.00%, 12/01/47	2,610,000	2,836,757
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/30	4,930,000	5,860,784
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/32	2,725,000	3,208,796
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/37	4,235,000	4,897,481
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	25,045,000	28,940,750
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,284,689
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,589,621
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,017,406
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,077,360
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,654,000
Hospital, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/42	3,500,000	4,122,755
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	20,000,000	23,016,600
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/28	3,000,000	3,344,430
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/29	3,000,000	3,344,430
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/32	2,000,000	2,229,620
  |  93

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/32	$5,000,000	$5,579,300
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/33	5,370,000	5,976,004
Ascension Health Senior Credit Group, Refunding, Series F-7, 5.00%, 11/15/46	5,000,000	5,772,000
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,532,400
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,256,570
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,493,483
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,850,402
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,433,420
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,000,000
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,331,000
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 5.00%, 4/15/41	13,000,000	15,201,550
Facilities Program, Refunding, Series I, 5.00%, 10/15/46	9,910,000	11,533,159
Facilities Program, Refunding, Series I, 5.00%, 10/15/51	1,000,000	1,157,460
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,642,700
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,160,160
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,652,950
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,291,870
I-75 Improvement Project, 5.00%, 12/31/43	7,000,000	8,179,010
Michigan State Technological University Revenue, Board of Control, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,786,616
Michigan State University Revenue,
Board of Trustees, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	14,930,939
Board of Trustees, General, Series A, 5.00%, 8/15/40	8,500,000	9,772,280
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,592,873
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	2,023,218
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,085,230
Oakland Schools Intermediate School District GO,
Refunding, 5.00%, 5/01/35	1,500,000	1,761,465
Refunding, 5.00%, 5/01/36	1,005,000	1,178,634
Oakland University Board of Trustees Revenue,
General, 5.00%, 3/01/47	7,230,000	8,257,166
General, Refunding, 5.00%, 3/01/27	1,000,000	1,140,050
General, Refunding, 5.00%, 3/01/30	1,010,000	1,140,351
General, Refunding, 5.00%, 3/01/31	1,260,000	1,418,735
General, Refunding, 5.00%, 3/01/32	1,000,000	1,124,250
General, Refunding, 5.00%, 3/01/33	1,285,000	1,442,708
General, Refunding, 5.00%, 3/01/34	1,000,000	1,120,380
General, Refunding, 5.00%, 3/01/39	3,000,000	3,334,260
Rochester Community School District GO,
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/32	5,575,000	6,593,106
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/35	6,450,000	7,556,304
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/36	2,800,000	3,274,012
  |  94

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Roseville Community Schools District GO,
County of Macomb, Refunding, 5.00%, 5/01/26	$1,400,000	$1,657,838
County of Macomb, Refunding, 5.00%, 5/01/27	1,370,000	1,615,559
County of Macomb, Refunding, 5.00%, 5/01/28	3,040,000	3,569,994
County of Macomb, Refunding, 5.00%, 5/01/29	3,300,000	3,865,092
County of Macomb, Refunding, 5.00%, 5/01/30	1,620,000	1,888,693
County of Macomb, Refunding, 5.00%, 5/01/31	1,585,000	1,839,931
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,816,956
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,840,375
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	17,500,000	19,378,800
Saginaw Valley State University Revenue,
General, Refunding, Series A, 5.00%, 7/01/30	1,750,000	2,065,262
General, Refunding, Series A, 5.00%, 7/01/31	2,170,000	2,547,059
General, Refunding, Series A, 5.00%, 7/01/33	1,240,000	1,445,133
Saline Area Schools GO,
County of Washtenaw, School Building and Site, 5.00%, 5/01/34	2,750,000	3,221,075
County of Washtenaw, School Building and Site, 5.00%, 5/01/36	2,950,000	3,441,204
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	405,230
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,818,038
Sparta Area Schools GO, School Building and Site, Counties of Kent and Ottawa, Series II, 5.00%, 5/01/48	5,750,000	6,745,382
Trenton Public Schools GO,
County of Wayne, School Building and Site, 5.00%, 5/01/42	4,920,000	5,827,494
County of Wayne, School Building and Site, 5.00%, 5/01/45	11,480,000	13,580,151
University of Michigan Revenue,
Regents, General, Refunding, 5.00%, 4/01/46	2,000,000	2,346,300
Regents, General, Refunding, Series A, 5.00%, 4/01/37	2,700,000	3,250,206
Regents, General, Refunding, Series A, 5.00%, 4/01/42	26,635,000	31,759,574
Regents, General, Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,956,450
Warren Consolidated Schools District GO, Counties of Macomb and Oakland, School Building and Site, 5.00%, 5/01/32	2,500,000	2,699,650
Wayne County Airport Authority Revenue, Airport, Detroit Metropolitan Wayne County Airport, Series A, 5.00%, 12/01/43	7,750,000	9,294,497
Wayne State University Revenue,
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,142,460
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,724,505
General, Series A, 5.00%, 11/15/43	4,500,000	5,380,695
General, Series A, 4.00%, 11/15/48	10,000,000	10,851,200
Western Michigan University Revenue,
General, Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,763,100
General, Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,530,894
General, Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,913,359
General, Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,336,340
General, Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,911,875
General, Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,796,434
General, Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,300,440
  |  95

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Michigan (continued)
	Zeeland Public Schools GO,
	School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	$1,530,000	$1,775,167
	School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,312,000
	School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,305,840
	School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	2,000,000	2,302,620
	Total Municipal Bonds before Short Term Investments (Cost $843,514,679)		895,007,461
	Short Term Investments 2.6%
	Municipal Bonds 2.6%
	Michigan 2.6%
[a]	Green Lake Township EDC Revenue, Interlochen Center for the Arts Project, Refunding, LOC Harris Trust & Savings Bank, Daily VRDN and Put, 2.25%, 6/01/34	900,000	900,000
[a]	Michigan State Strategic Fund Limited Obligation Revenue, Henry Ford Museum and Greenfield Village Project, LOC Comerica Bank, Daily VRDN and Put, 2.25%, 12/01/33	2,440,000	2,440,000
[a]	University of Michigan Revenue,
	Regents, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 2.16%, 4/01/38	16,200,000	16,200,000
	Regents, General, Series D-1, Daily VRDN and Put, 2.15%, 12/01/24	4,800,000	4,800,000
	Total Short Term Investments (Cost $24,340,000)		24,340,000
	Total Investments (Cost $867,854,679) 99.5%		919,347,461
	Other Assets, less Liabilities 0.5%		4,575,295
	Net Assets 100.0%		$923,922,756

See Abbreviations on page 149.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  96

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Minnesota Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 99.6%
Minnesota 99.6%
Alexandria ISD No. 206 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 3.00%, 2/01/37	$29,905,000	$30,344,005
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/37	11,700,000	12,356,136
Anoka-Hennepin ISD No. 11 GO,
Anoka, School Building, Minnesota School District Credit Enhancement Program, Series A, 3.25%, 2/01/37	5,355,000	5,513,401
Anoka, School Building, Minnesota School District Credit Enhancement Program, Series A, 3.375%, 2/01/43	6,020,000	6,199,095
Anoka and Hennepin Counties, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,010,234
Bemidji GO, Sales Tax, Pre-Refunded, 5.25%, 2/01/38	12,055,000	12,806,750
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,265,200
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,273,660
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,334,736
Brainerd ISD No. 181 GO,
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit Enhancement Program, School Building, Refunding, Series A, 4.00%, 2/01/32	3,065,000	3,461,059
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit Enhancement Program, School Building, Refunding, Series A, 4.00%, 2/01/39	10,600,000	11,562,268
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit Enhancement Program, School Building, Refunding, Series A, 4.00%, 2/01/42	1,900,000	2,064,920
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit Enhancement Program, School Building, Refunding, Series C, 5.00%, 2/01/28	3,735,000	4,502,318
Cambridge ISD No. 911 GO,
Cambridge Isanti Public Schools, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,529,930
Cambridge Isanti Public Schools, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 3.00%, 2/01/30	5,585,000	5,695,862
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,245,634
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,736,658
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/32	1,450,000	946,314
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/34	1,600,000	948,704
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/35	350,000	197,974
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,207,788
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	850,000	867,995
Dawson - Boyd ISD, No. 378 GO, School Building, Series A, 3.125%, 2/01/40	2,965,000	3,024,300
Duluth EDA Health Care Facilities Revenue,
Essentia Health Obligated Group, Refunding, Series A, 5.25%, 2/15/53	15,900,000	18,598,071
Essentia Health Obligated Group, Refunding, Series A, 5.25%, 2/15/58	13,035,000	15,160,357
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  97

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Duluth ISD No. 709 COP,
Refunding, Series A, 5.00%, 2/01/25	$1,015,000	$1,170,843
Refunding, Series A, 5.00%, 2/01/26	2,740,000	3,215,226
Refunding, Series A, 4.00%, 2/01/27	3,750,000	4,160,512
Refunding, Series A, 4.00%, 2/01/28	1,500,000	1,661,355
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,816,045
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,905,434
Elk River ISD No. 728 GO, School Building, Elk River Area Schools, Series A, 4.00%, 2/01/32	6,130,000	6,624,384
Farmington ISD No. 192 GO, School Building, Series A, 4.00%, 2/01/28	3,830,000	4,315,184
Fridley ISD No. 14 GO, School Building, Fridley Public Schools, Anoka County, Series A, 4.00%, 2/01/29	2,220,000	2,495,435
Fridley MFHR, Village Green Apartments Project, 3.75%, 11/01/34	10,000,000	10,802,100
Hastings ISD No. 200 GO,
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/38	4,685,000	2,490,687
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/39	4,685,000	2,381,667
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/40	4,685,000	2,276,535
Hennepin County Regional Railroad Authority GO,
Limited Tax, Series A, 5.00%, 12/01/35	4,480,000	5,608,109
Limited Tax, Series A, 5.00%, 12/01/36	5,220,000	6,511,637
Refunding, Series A, 4.00%, 12/01/27	2,475,000	2,502,621
Refunding, Series A, 4.00%, 12/01/28	1,590,000	1,607,124
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,524,137
Hopkins Public Schools ISD No. 270 GO,
Hennepin County, Facilities Maintenance, Series A, 3.00%, 2/01/33	5,640,000	5,802,714
Hennepin County, Facilities Maintenance, Series A, 3.00%, 2/01/34	2,450,000	2,510,687
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	3,005,130
Jordan ISD No. 717 GO,
School Building, Refunding, Series A, 5.00%, 2/01/32	1,605,000	1,802,383
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,638,996
School Building, Series A, 5.00%, 2/01/33	1,700,000	1,907,774
School Building, Series A, 5.00%, 2/01/34	1,805,000	2,024,921
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,121,840
School Building, Series A, Pre-Refunded, 5.00%, 2/01/32	395,000	443,277
Lakeville GO, Refunding, Series B, 3.00%, 2/01/30	4,690,000	4,783,096
Lakeville ISD No. 194 GO, Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,688,516
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO,
[a] Transit, Series A, 3.00%, 3/01/29	6,400,000	6,838,016
Wastewater Revenue, Refunding, Series C, 3.00%, 3/01/30	3,305,000	3,494,509
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,035,750
Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A, 5.00%, 11/15/26	2,000,000	2,459,560
Allina Health System, Refunding, Series A, 5.00%, 11/15/27	2,000,000	2,468,480
  |  98

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minneapolis GO,
Capital Improvement, Green Bonds, 4.00%, 12/01/43	$5,000,000	$5,475,350
Capital Improvement, Green Bonds, 4.00%, 12/01/46	3,500,000	3,829,595
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	11,280,700
Fairview Health Services, Series A, 5.00%, 11/15/49	6,000,000	7,032,420
Minneapolis Special School District No. 1 GO, Long-Term Facilities Maintenance, Series B, 5.00%, 2/01/30	2,590,000	3,254,931
Minneapolis-St. Paul Metropolitan Airports Commission Revenue,
Airport, senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	9,476,160
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/34	2,870,000	3,442,048
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/35	4,025,000	4,812,048
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/41	19,655,000	23,153,590
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/46	15,500,000	18,175,455
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,629,900
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,441,858
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	14,893,168
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24	17,010,000	19,769,702
Revolving Fund, Series C, Pre-Refunded, 5.00%, 3/01/26	16,530,000	16,970,855
Minnesota State 911 Revenue,
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 4.50%, 6/01/22	1,000,000	1,000,000
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 4.50%, 6/01/24	3,745,000	3,745,000
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,570,091
Board of Trustees, Fund, Series A, 5.00%, 10/01/28	2,135,000	2,293,246
Board of Trustees, Fund, Series A, 4.625%, 10/01/29	6,615,000	6,687,368
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	3,615,000	4,148,936
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	3,000,000	3,202,380
Appropriation, Refunding, Series A, 3.00%, 3/01/30	5,000,000	5,111,950
Appropriation, Series A, 5.00%, 6/01/38	8,500,000	9,536,660
Minnesota State GO,
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,575,600
Various Purpose, Series A, 5.00%, 8/01/28	4,215,000	5,183,607
Various Purpose, Series A, 5.00%, 8/01/31	5,000,000	6,323,000
Various Purpose, Series A, Pre-Refunded, 4.25%, 12/01/27	5,000,000	5,069,550
Various Purpose, Series A, Pre-Refunded, 4.50%, 12/01/28	15,540,000	15,775,120
Various Purpose, Series H, 5.00%, 11/01/27	325,000	329,648
Various Purpose, Series H, Pre-Refunded, 5.00%, 11/01/27	2,175,000	2,206,733
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31	2,350,000	2,423,743
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26	1,285,000	1,336,875
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32	2,175,000	2,211,149
  |  99

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	$3,675,000	$3,686,907
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,381,840
Residential Housing Finance, Series E, 4.90%, 7/01/29	4,955,000	4,967,883
Residential Housing Finance, Series E, 5.10%, 1/01/40	4,685,000	4,697,884
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Refunding, 4.00%, 3/01/47	3,575,000	3,902,399
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/33	1,500,000	1,667,445
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/35	500,000	552,445
Macalester College, Refunding, 3.00%, 3/01/33	3,010,000	3,090,578
Macalester College, Refunding, 4.00%, 3/01/42	900,000	974,196
Macalester College, Series 7-I, Pre-Refunded, 5.00%, 6/01/35	5,000,000	5,177,650
University of St. Thomas, 5.00%, 10/01/40	2,260,000	2,743,911
University of St. Thomas, 4.00%, 10/01/44	2,500,000	2,761,950
University of St. Thomas, Refunding, Series 8-L, 5.00%, 4/01/35	1,720,000	2,008,616
University of St. Thomas, Refunding, Series A, 4.00%, 10/01/36	750,000	823,898
University of St. Thomas, Refunding, Series A, 4.00%, 10/01/37	750,000	821,348
University of St. Thomas, Series 7-A, Pre-Refunded, 5.00%, 10/01/29	5,420,000	5,482,926
University of St. Thomas, Series 7-A, Pre-Refunded, 5.00%, 10/01/39	4,485,000	4,536,308
University of St. Thomas, Series 8-L, 4.00%, 4/01/31	4,200,000	4,655,616
Minnesota State Municipal Power Agency Electric Revenue,
4.00%, 10/01/41	4,680,000	5,065,866
5.00%, 10/01/47	4,650,000	5,423,155
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,365,972
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,292,364
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,072,630
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,151,710
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,156,665
Series A, 5.25%, 10/01/35	12,000,000	12,566,400
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/22	3,090,000	3,217,277
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/23	3,045,000	3,168,871
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/24	3,245,000	3,370,484
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/25	2,000,000	2,077,020
Northern Municipal Power Agency Electric System Revenue,
Refunding, 5.00%, 1/01/41	800,000	926,200
Series A, 5.00%, 1/01/30	1,190,000	1,310,880
Prior Lake ISD No. 719 GO,
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series B, zero cpn., 2/01/27	10,545,000	9,025,676
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series B, zero cpn., 2/01/28	13,055,000	10,875,468
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series B, zero cpn., 2/01/30	9,010,000	6,920,221
  |  100

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Prior Lake ISD No. 719 GO, (continued)
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series B, zero cpn., 2/01/31	$5,310,000	$3,914,213
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28	1,105,000	1,136,824
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,248,315
Rochester Electricity Utility Revenue,
Refunding, Series A, 5.00%, 12/01/42	2,000,000	2,346,140
Refunding, Series A, 5.00%, 12/01/47	9,210,000	10,791,910
Series B, 5.00%, 12/01/43	1,000,000	1,128,010
Rochester Health Care Facilities Revenue,
Mayo Clinic, 4.00%, 11/15/48	6,000,000	6,536,340
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/33	4,425,000	5,932,155
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/34	10,235,000	13,812,235
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/35	5,000,000	6,796,200
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/36	4,200,000	5,729,178
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,135,700
Mayo Clinic, Series E, 5.00%, 11/15/38	20,000,000	20,542,800
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%, 2/01/21	1,365,000	1,423,640
Roseville ISD No. 623 GO,
Ramsey County, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/30	3,700,000	4,479,701
Ramsey County, School Building, Minnesota School District Credit Enhancement Program, Series A, 4.00%, 2/01/34	9,535,000	10,518,821
Sartell ISD No. 748 GO,
Capital Appreciation, School Building, Series B, zero cpn., 2/01/36	3,000,000	1,775,310
Capital Appreciation, School Building, Series B, zero cpn., 2/01/37	2,820,000	1,602,916
Capital Appreciation, School Building, Series B, zero cpn., 2/01/38	5,220,000	2,858,159
Capital Appreciation, School Building, Series B, zero cpn., 2/01/39	3,020,000	1,592,204
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	13,905,457
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,747,640
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	4,726,236
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	5,618,118
Refunding, Series A, 5.00%, 1/01/46	9,345,000	10,768,150
Series A, 5.00%, 1/01/42	1,315,000	1,564,613
St. Cloud Health Care Revenue,
CentraCare Health System, Refunding, Series A, 5.125%, 5/01/30	750,000	773,183
CentraCare Health System, Refunding, Series A, 4.00%, 5/01/37	12,310,000	13,312,526
CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	4,650,000	5,357,869
CentraCare Health System, Series A, Pre-Refunded, 5.125%, 5/01/30	9,250,000	9,552,937
St. Cloud Public Schools ISD No. 742 COP, 4.00%, 2/01/38	1,000,000	1,066,310
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28	2,080,000	2,327,374
Series B, 4.00%, 2/01/30	4,060,000	4,559,380
Series B, 4.00%, 2/01/36	2,500,000	2,728,350
Series B, 4.00%, 2/01/37	2,250,000	2,447,483
  |  101

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
St. Francis ISD No. 15 GO,
School Building, Series A, 4.00%, 2/01/37	$1,025,000	$1,076,660
School Building, Series A, 3.50%, 2/01/41	6,350,000	6,475,412
St. Michael Albertville ISD No. 885 GO, Refunding, Series A, 4.25%, 2/01/32	10,295,000	10,831,369
St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A-1, 5.25%, 11/15/29	2,440,000	2,482,383
Allina Health System, Series A-1, Pre-Refunded, 5.25%, 11/15/29	2,560,000	2,603,187
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,288,841
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	1,385,000	1,402,548
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	1,195,000	1,207,320
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31	1,000,000	1,155,370
Series G, 5.00%, 11/01/32	1,000,000	1,159,040
University of Minnesota GO,
Refunding, Series A, 5.00%, 4/01/41	6,045,000	7,461,223
Refunding, Series A, 5.00%, 4/01/44	8,505,000	10,464,892
Refunding, Series B, 5.00%, 12/01/30	5,575,000	6,975,384
Series A, 5.00%, 4/01/41	5,000,000	5,865,500
Series A, 5.00%, 9/01/42	4,410,000	5,301,217
Series B, 5.00%, 1/01/38	4,500,000	5,061,330
University of Minnesota Revenue,
Special Purpose, State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,333,750
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/25	5,000,000	6,026,700
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/28	7,225,000	8,600,857
Waterville-Elysian-Morristown ISD No. 2143 GO, School Building, Series A, 3.00%, 2/01/32	1,995,000	2,064,127
West St. Paul-Mendota Heights-Eagan ISD No. 197 GO, Dakota County, School Building, Minnesota School District Credit Enhancement Program, Series A, 4.00%, 2/01/34	2,655,000	2,962,237
Western Minnesota Municipal Power Agency Revenue,
Power Supply, Series A, 5.00%, 1/01/49	5,000,000	6,021,600
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,595,500
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,763,886
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,334,952
Refunding, Series A, 5.00%, 1/01/35	3,000,000	3,526,650
Refunding, Series A, 5.00%, 1/01/36	2,035,000	2,384,939
Series A, 5.00%, 1/01/40	8,075,000	9,095,195
Series A, 5.00%, 1/01/46	11,870,000	13,355,293
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29	500,000	507,945
Total Municipal Bonds before Short Term Investments (Cost $925,669,551)		971,378,852
  |  102

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments 0.3%
	Municipal Bonds 0.3%
	Minnesota 0.3%
[b]	Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and Clinics of Minnesota, Tranche II, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.65%, 8/15/37	$300,000	$300,000
[b]	Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 2.25%, 11/15/35	1,400,000	1,400,000
[b]	Minnesota State Higher Education Facilities Authority Revenue, St. Paul Concordia University, Series Six-Q, LOC US Bank National Association, Daily VRDN and Put, 2.20%, 4/01/37	900,000	900,000
	Total Short Term Investments (Cost $2,600,000)		2,600,000
	Total Investments (Cost $928,269,551) 99.9%		973,978,852
	Other Assets, less Liabilities 0.1%		815,963
	Net Assets 100.0%		$974,794,815

See Abbreviations on page 149.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  103

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Missouri Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 100.2%
	Missouri 96.7%
	Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation Revenue,
	combined lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$15,949,001
	combined lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,008,700
	Metrolink Cross County Extension Project, Refunding, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,558,025
	Metrolink Cross County Extension Project, Refunding, Assured Guaranty, 5.00%, 10/01/39	30,300,000	30,614,817
	Cape Girardeau County IDA Health Facilities Revenue,
	St. Francis Medical Center, Refunding, 5.00%, 6/01/39	5,110,000	5,874,814
	St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,416,700
	St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,810,700
	St. Francis Medical Center, Series A, Pre-Refunded, 5.75%, 6/01/39	3,150,000	3,150,000
	Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products Co. Project, 5.30%, 5/15/28	6,875,000	6,890,331
	Cape Girardeau County Reorganized School District No. R-2 GO,
	Missouri Direct Deposit Program, Jackson R-2 School District, 4.00%, 3/01/32	1,000,000	1,138,670
	Missouri Direct Deposit Program, Jackson R-2 School District, 4.00%, 3/01/33	1,000,000	1,134,290
	Missouri Direct Deposit Program, Jackson R-2 School District, 5.00%, 3/01/38	2,195,000	2,652,197
[a]	Cape Girardeau School District No. 63 GO,
	Missouri Direct Deposit Program, Refunding and Improvement, 4.00%, 3/01/38	650,000	713,408
	Missouri Direct Deposit Program, Refunding and Improvement, 4.00%, 3/01/39	500,000	547,915
	Clay County Public School District No. 53 Liberty GO, School Building, 4.00%, 3/01/37	4,500,000	4,883,760
	Clay County Reorganization School District No. R-1 Kearney GO,
	Direct Deposit Program, School Building, 3.00%, 3/01/34	1,670,000	1,698,707
	Direct Deposit Program, School Building, 3.00%, 3/01/35	1,730,000	1,755,310
	Direct Deposit Program, School Building, 3.00%, 3/01/36	1,540,000	1,559,034
	Direct Deposit Program, School Building, 3.125%, 3/01/37	1,855,000	1,884,587
	Curators of the University of Missouri System Facilities Revenue, Refunding, 5.00%, 11/01/27	1,065,000	1,150,626
	Ferguson Reorganized School District No. R-2 GO,
	St. Louis County, Missouri Direct Deposit Program, 4.00%, 5/01/32	1,000,000	1,115,250
	St. Louis County, Missouri Direct Deposit Program, 5.00%, 5/01/38	2,250,000	2,662,718
	Fort Osage R-1 School District Jackson County GO, School Building, Missouri Direct Deposit Program, Refunding, 5.50%, 3/01/38	3,010,000	3,804,158
	Greene County Reorganized School District No. 2 GO, Willard, School Building, Missouri Direct Deposit Program, 4.00%, 3/01/30	1,000,000	1,134,800
	Independence School District GO,
	Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/27	3,300,000	3,386,526
	Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/28	3,000,000	3,079,110
	Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	3,000,000	3,079,351
[a]	Jackson County Consolidated School District No. 2 Raytown GO,
	Missouri Direct Deposit Program, Series A, 5.00%, 3/01/37	2,650,000	3,286,424
	Missouri Direct Deposit Program, Series A, 5.00%, 3/01/38	2,500,000	3,088,525
	Missouri Direct Deposit Program, Series A, 5.00%, 3/01/39	2,250,000	2,770,088
	Jackson County Reorganized School District No. 4 Blue Springs GO,
	School Building, Missouri Direct Deposit Program, Series A, 5.50%, 3/01/36	3,000,000	3,889,590
	School Building, Missouri Direct Deposit Program, Series A, 5.50%, 3/01/37	2,000,000	2,585,640
	Jefferson City School District GO, Missouri Direct Deposit Program, 5.00%, 3/01/38	6,070,000	7,202,419
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  104

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26	$6,000,000	$6,317,760
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,207,730
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,166,360
Freeman Health System Project, Refunding, 5.00%, 2/15/35	4,000,000	4,466,640
Joplin Schools GO, Direct Deposit Program, Refunding, 4.00%, 3/01/32	4,000,000	4,511,720
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,408,900
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	12,981,360
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,205,680
Kansas City Sanitary Sewer System Revenue,
Improvement, Series A, 4.00%, 1/01/35	1,500,000	1,686,870
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	30,675,758
Sub Series A, 4.00%, 1/01/42	5,000,000	5,525,150
Kansas City Water Revenue,
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	12,762,284
Series A, 4.00%, 12/01/41	4,970,000	5,429,377
Lincoln University Auxiliary System Revenue, Subordinate, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,331,301
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Improvement and Refunding, Series A, 5.00%, 5/01/42	5,000,000	5,954,850
Improvement and Refunding, Series A, 5.00%, 5/01/47	10,000,000	11,851,300
Improvement and Refunding, Series B, 5.00%, 5/01/38	8,770,000	10,183,724
Improvement and Refunding, Series B, 5.00%, 5/01/45	7,500,000	8,618,025
Series C, 5.00%, 5/01/46	24,700,000	28,868,619
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 12/01/43	2,000,000	2,321,600
MoPEP Facilities, Pre-Refunded, 5.00%, 1/01/32	3,600,000	3,796,524
MoPEP Facilities, Pre-Refunded, 5.00%, 1/01/37	3,400,000	3,585,606
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	3,870,000	3,906,223
Missouri State Development Finance Board Revenue, Infrastructure Facilities, City of Independence, Electric System, Dogwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,431,450
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,764,010
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue,
SRF Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	12,740,693
SRF Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,051,587
SRF Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,637,063
SRF Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,182
SRF Programs, Series A, 5.75%, 1/01/29	190,000	190,608
SRF Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	15,000	15,303
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,771,770
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,395,654
BJC Health System, 5.00%, 1/01/44	8,175,000	8,950,889
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	17,000,000	19,100,520
  |  105

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, (continued)
CoxHealth, Series A, 5.00%, 11/15/38	$11,680,000	$12,889,230
CoxHealth, Series A, 4.00%, 11/15/44	5,000,000	5,412,100
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,004,508
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,083,200
Mercy Health, 4.00%, 11/15/42	8,000,000	8,300,960
Mercy Health, Refunding, Series C, 5.00%, 11/15/47	15,000,000	17,561,250
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,862,000
SSM Health, Series A, 5.00%, 6/01/48	5,000,000	5,824,650
SSM Health Care, Series B, Pre-Refunded, 5.00%, 6/01/30	16,150,000	16,707,498
SSM Health Care, Series B, Pre-Refunded, 5.00%, 6/01/34	7,000,000	7,241,640
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	6,870,000	7,688,080
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35	3,950,000	4,591,678
St. Luke’s Health System Inc., Refunding, Series A, 5.00%, 11/15/43	2,000,000	2,341,760
Missouri State Health and Educational Facilities Authority Revenue,
Educational Facilities, A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,315,581
Educational Facilities, A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,292,040
Educational Facilities, A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,390,225
Educational Facilities, A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,851,945
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A, 5.00%, 6/01/42	2,800,000	3,272,836
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A, 5.00%, 6/01/47	4,875,000	5,677,913
Educational Facilities, Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,409,710
Educational Facilities, Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,507,250
Educational Facilities, Maryville University St. Louis Project, Series A, 5.00%, 6/15/45	4,000,000	4,594,800
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	11,536,400
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/46	5,775,000	6,927,805
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/47	15,000,000	17,451,450
Educational Facilities, University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,626,500
Educational Facilities, The Washington University, Series B, 5.00%, 11/15/37	10,000,000	10,769,100
Educational Facilities, Webster University Project, Improvement, Pre-Refunded, 5.00%, 4/01/36	7,000,000	7,440,580
Lutheran Senior Services Projects, Refunding, Series B, 5.00%, 2/01/46	4,000,000	4,361,720
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	1,997,052
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,561,782
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,465,433
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,128,401
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46	11,575,000	12,621,727
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, First Place, Series B, 4.00%, 11/01/38	1,410,000	1,507,332
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32	145,000	145,703
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35	1,060,000	1,066,657
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,405,780
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,262,540
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,692,570
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,248,380
  |  106

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, (continued)
Iatan 2 Project, Series A, 5.00%, 12/01/35	$7,335,000	$8,453,147
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,497,700
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,605,050
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,670,200
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	6,981,480
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	27,950,000	32,323,895
Monarch-Chesterfield Levee District Special Tax, St. Louis County, Levee District, Refunding, 5.00%, 3/01/40	4,395,000	4,894,755
Move Rolla Transportation Development District Transportation Sales Tax Revenue, 4.75%, 6/01/47	5,000,000	5,363,650
Peculiar Combined Waterworks and Sewerage System Revenue,
Assured Guaranty, 4.00%, 6/01/39	1,000,000	1,112,540
Assured Guaranty, 4.00%, 6/01/42	2,405,000	2,662,648
Riverside-Quindaro Bend Levee District Revenue,
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/26	1,000,000	1,132,980
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/29	2,585,000	2,917,948
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,152,550
Refunding, 5.00%, 6/01/21	13,130,000	13,860,947
Refunding, 5.00%, 6/01/22	12,570,000	13,545,809
Springfield School District No. R-XII GO,
[a] School Building, 5.00%, 3/01/37	24,250,000	30,002,100
School Building, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,126,770
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	1,795,000	1,958,255
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,055,347
St. Charles School District GO, Missouri Direct Deposit Program, 4.00%, 3/01/36	2,000,000	2,199,960
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	17,275,534
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,006,840
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,018,400
Series C, AGMC Insured, 5.00%, 7/01/42	3,930,000	4,630,837
Series C, AGMC Insured, 5.00%, 7/01/47	8,770,000	10,303,171
Series D, AGMC Insured, 5.00%, 7/01/33	1,000,000	1,183,390
Series D, AGMC Insured, 5.00%, 7/01/34	1,415,000	1,668,610
Series D, AGMC Insured, 5.00%, 7/01/36	1,125,000	1,318,736
Series D, AGMC Insured, 5.00%, 7/01/37	1,000,000	1,168,500
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/48	7,095,000	7,824,153
Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42	3,165,000	3,508,846
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	7,751,450
St. Louis County Pattonville School District No. R-3 GO,
Series A, 5.00%, 3/01/37	2,750,000	3,222,093
Series A, 5.00%, 3/01/38	1,000,000	1,168,380
  |  107

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Missouri (continued)
	St. Louis County School District No. 101 Affton GO,
	Direct Deposit Program, Series A, 5.00%, 3/01/32	$1,500,000	$1,794,615
	Direct Deposit Program, Series A, 5.00%, 3/01/33	1,595,000	1,900,570
	Direct Deposit Program, Series A, 5.00%, 3/01/34	1,700,000	2,021,793
	Direct Deposit Program, Series A, 5.00%, 3/01/35	1,810,000	2,145,882
	Direct Deposit Program, Series A, 5.00%, 3/01/36	1,920,000	2,268,442
	St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/15/38	22,725,000	22,827,035
[a]	Washington School District GO,
	Franklin County, Missouri Direct Deposit Program, 4.00%, 3/01/38	3,000,000	3,285,480
	Franklin County, Missouri Direct Deposit Program, 4.00%, 3/01/39	1,500,000	1,637,985
	Wentzville R-IV School District GO, Missouri Direct Deposit Program, Refunding and Improvement, 4.00%, 3/01/38	15,400,000	16,982,350
			949,817,870
	U.S. Territories 3.5%
	Guam 0.6%
	Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	5,996,959
	Puerto Rico 2.9%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW, 5.50%, 7/01/38	19,320,000	15,552,600
	Series XX, 5.75%, 7/01/36	6,000,000	4,845,000
	Series XX, 5.25%, 7/01/40	10,000,000	8,025,000
			28,422,600
	Total U.S. Territories		34,419,559
	Total Municipal Bonds before Short Term Investments (Cost $945,649,953)		984,237,429
  |  108

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments 2.4%
	Municipal Bonds 2.4%
	Missouri 2.4%
[c]	Missouri State Development Finance Board Revenue, Infrastructure Facilities, St. Louis Convention Center, Series C, LOC US Bank National Association, Daily VRDN and Put, 2.08%, 12/01/20	$1,000,000	$1,000,000
[c]	Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
	The Washington University, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.24%, 3/01/40	9,800,000	9,800,000
	The Washington University, Series B, SPA US Bank National Association, Daily VRDN and Put, 2.05%, 2/15/33	12,910,000	12,910,000
	Total Short Term Investments (Cost $23,710,000)		23,710,000
	Total Investments (Cost $969,359,953) 102.6%		1,007,947,429
	Other Assets, less Liabilities (2.6)%		(25,285,564)
	Net Assets 100.0%		$982,661,865

See Abbreviations on page 149.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  109

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin New Jersey Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 95.3%
Delaware 0.7%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,537,420
New Jersey 77.1%
Cape May County Industrial PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	5,861,700
Cumberland County Improvement Authority Revenue,
Technical High School Project, AGMC Insured, 5.00%, 9/01/39	2,000,000	2,285,420
Technical High School Project, BAM Insured, 5.00%, 1/15/36	955,000	1,145,513
Technical High School Project, BAM Insured, 5.00%, 1/15/37	1,000,000	1,195,580
Technical High School Project, BAM Insured, 5.00%, 1/15/38	1,020,000	1,216,024
Technical High School Project, BAM Insured, 5.00%, 1/15/39	1,070,000	1,272,562
Technical High School Project, BAM Insured, 5.00%, 1/15/44	5,725,000	6,761,454
Gloucester County Improvement Authority Revenue,
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/37	750,000	849,893
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/38	700,000	790,916
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/39	600,000	676,068
County Guaranteed Loan, Rowan University Project, 5.00%, 7/01/44	2,500,000	3,088,575
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/48	5,250,000	5,846,400
Rowan University Business and Engineering School Projects, Series C, 5.00%, 7/01/44	3,500,000	3,966,970
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational-Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,942,180
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	907,900
New Brunswick Parking Authority Revenue, City Guaranteed, Refunding, Series A, BAM Insured, 5.00%, 9/01/39	5,000,000	5,830,600
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,578,150
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,327,325
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,222,060
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,071,000
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,911,300
Cranes Mill Project, Refunding, 5.00%, 1/01/34	1,500,000	1,699,680
Cranes Mill Project, Refunding, 5.00%, 1/01/39	1,250,000	1,399,513
Cranes Mill Project, Refunding, 5.00%, 1/01/49	3,000,000	3,335,220
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, Pre-Refunded, 5.875%, 6/01/42	17,950,000	18,741,954
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,034,350
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/32	640,000	710,118
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/37	600,000	658,998
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/47	1,500,000	1,636,035
Provident Group-Montclair Properties LLC, State University Student Housing Project, Refunding, AGMC Insured, 5.00%, 6/01/42	6,000,000	6,915,180
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%, 1/01/48	7,000,000	7,483,560
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	10,830,200
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,648,769
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  110

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Revenue, (continued)
School Facilities Construction, Series WW, 5.00%, 6/15/37	$4,760,000	$5,247,043
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,126,700
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	8,842,312
New Jersey Environmental Infrastructure Trust Revenue, Environmental Infrastructure, Refunding, Series A-R1, 5.00%, 9/01/21	8,915,000	9,645,049
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	10,600,000	11,584,528
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	10,669,900
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	220,636
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	5,962,935
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	15,530,000	17,654,659
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	3,000,000	3,567,870
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38	3,000,000	3,554,610
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,903,200
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,902,996
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	1,600,000	1,874,672
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/46	18,500,000	21,182,315
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/42	8,000,000	9,325,040
Inspira Health Obligated Group Issue, Series A, 4.00%, 7/01/47	8,700,000	9,334,578
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,745,150
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,152,897
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,533,480
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	17,436,900
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,238,949
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,644,015
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,068,780
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,633,512
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,030,500
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.75%, 10/01/31	10,000,000	10,137,000
New Jersey Housing and Mortgage Finance Agency MFR, Refunding, Series A, 3.95%, 11/01/43	1,100,000	1,160,819
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42	4,860,000	5,250,015
Series A, 5.00%, 7/01/45	6,000,000	6,873,360
Series A, Pre-Refunded, 5.00%, 7/01/42	2,140,000	2,371,056
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/29	1,000,000	1,001,170
New Jersey State Educational Facilities Authority Revenue,
Kean University Issue, Refunding, Series D, BAM Insured, 4.00%, 9/01/38	1,150,000	1,252,074
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,531,053
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,725,400
Kean University Issue, Series A, Pre-Refunded, 5.50%, 9/01/36	8,500,000	8,584,575
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	16,380,000	18,344,617
Montclair State University Issue, Refunding, Series B, 5.00%, 7/01/34	1,325,000	1,564,772
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,592,638
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,394,247
  |  111

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Montclair State University Issue, Series A, 5.00%, 7/01/39	$5,000,000	$5,621,650
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,114,100
Princeton University, Refunding, Series I, 5.00%, 7/01/35	5,800,000	7,160,796
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	16,023,900
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,433,600
Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,703,286
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,083,660
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,081,490
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	457,444
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,478,451
Seton Hall University Issue, Refunding, Series D, 5.00%, 7/01/42	3,945,000	4,579,790
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37	5,000,000	5,018,200
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/36	1,600,000	1,893,424
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	9,310,000	10,881,435
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,750,651
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	826,170
The William Paterson University of New Jersey Issue, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/38	395,000	395,391
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,302,576
Refunding, Series 1A, 5.125%, 12/01/27	2,230,000	2,268,311
Refunding, Series 1A, 5.25%, 12/01/28	2,235,000	2,274,157
Series 2, 5.00%, 12/01/26	185,000	192,661
Series 2, 5.00%, 12/01/27	135,000	140,472
Series 2, 5.00%, 12/01/28	140,000	145,517
Series 2, 5.00%, 12/01/30	1,500,000	1,573,350
Series 2, 5.00%, 12/01/36	1,000,000	1,046,890
Series A, 5.625%, 6/01/30	14,500,000	14,512,470
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,494,880
New Jersey State Housing and Mortgage Finance Agency SFHR, Refunding, Series C, 3.95%, 10/01/44	4,500,000	4,760,145
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	10,000,000	10,995,600
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	3,610,850
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	6,390,300
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	6,383,000
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,287,650
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series B, 5.00%, 1/01/40	15,245,000	18,235,459
Turnpike, Refunding, Series G, 4.00%, 1/01/43	5,000,000	5,447,600
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	7,776,467
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	4,162,300
Turnpike, Series A, 5.00%, 1/01/48	15,500,000	18,612,245
Turnpike, Series I, Pre-Refunded, 5.00%, 1/01/35	5,000,000	5,103,850
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark Redevelopment Projects, Refunding, 4.00%, 1/01/37	20,745,000	22,340,498
  |  112

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	New Jersey (continued)
	North Hudson Sewerage Authority Gross Revenue,
	Lease Certificates, Refunding, senior lien, Series A, 5.00%, 6/01/42	$1,005,000	$1,110,636
	Lease Certificates, senior lien, Series A, 5.00%, 6/01/42	16,795,000	18,163,457
	Passaic County Improvement Authority County Guaranteed Parking Revenue, 200 Hospital Plaza Corp. Project, Pre-Refunded, 5.00%, 5/01/42	3,200,000	3,304,160
	Rutgers State University GO, Series L, 5.00%, 5/01/43	12,000,000	13,333,560
	Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,110,750
			692,290,438
	New York 7.5%
	Port Authority of New York and New Jersey Revenue,
	Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,126,300
	Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30	12,200,000	13,288,240
	Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,031,000
	Consolidated, Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36	15,000,000	15,140,400
	Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,290,200
	Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL Insured, 5.75%, 12/01/22	6,575,000	6,814,198
			67,690,338
	Pennsylvania 8.2%
	Delaware River Joint Toll Bridge Commission Revenue, Bridge System, 5.00%, 7/01/42	19,500,000	23,055,630
	Delaware River Port Authority Revenue,
	5.00%, 1/01/37	10,000,000	11,280,200
	Series A, 5.00%, 1/01/37	3,285,000	4,020,019
	Series A, 5.00%, 1/01/38	5,050,000	6,170,090
	Series A, 5.00%, 1/01/39	2,300,000	2,807,104
	Series A, 5.00%, 1/01/40	9,565,000	11,653,900
	Series E, Pre-Refunded, 5.00%, 1/01/35	14,000,000	14,290,780
			73,277,723
	U.S. Territories 1.8%
	Puerto Rico 1.8%
[a]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW, 5.50%, 7/01/38	16,620,000	13,379,100
	Series XX, 5.25%, 7/01/40	3,125,000	2,507,813
			15,886,913
	Total Municipal Bonds before Short Term Investments (Cost $813,150,871)		855,682,832
  |  113

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments 3.5%
	Municipal Bonds 3.5%
	New Jersey 3.5%
[b]	New Jersey EDA, EDR, Lawrenceville School Project, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.10%, 7/01/31	$5,950,000	$5,950,000
[b]	New Jersey Health Care Facilities Financing Authority Revenue,
	Virtua Health Issue, Series B, LOC JPMorgan Chase Bank, Daily VRDN and Put, 2.10%, 7/01/43	8,000,000	8,000,000
	Virtua Health Issue, Series C, LOC JPMorgan Chase Bank, Daily VRDN and Put, 2.05%, 7/01/43	15,500,000	15,500,000
	Union County PCFA Revenue, Exxon Project, Refunding, Daily VRDN and Put, 1.50%, 10/01/24	2,000,000	2,000,000
	Total Short Term Investments (Cost $31,450,000)		31,450,000
	Total Investments (Cost $844,600,871) 98.8%		887,132,832
	Other Assets, less Liabilities 1.2%		11,070,349
	Net Assets 100.0%		$898,203,181

See Abbreviations on page 149.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  114

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin North Carolina Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 99.2%
	North Carolina 96.2%
	Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	$3,000,000	$3,502,530
	Cape Fear Public Utility Authority Water and Sewer System Revenue,
	Pre-Refunded, 5.00%, 8/01/36	8,000,000	8,602,960
	Refunding, 5.00%, 6/01/40	2,250,000	2,556,585
	Cary Combined Enterprise System Revenue,
	5.00%, 12/01/41	1,710,000	2,033,515
	Pre-Refunded, 5.00%, 12/01/42	10,000,000	11,204,400
	Refunding, Series B, 4.00%, 12/01/42	8,000,000	8,799,440
	Charlotte Airport Revenue,
	Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	3,922,038
	Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,099,420
	Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	10,600,400
	Charlotte COP,
	Convention Facility Projects, Refunding, Series A, 5.00%, 6/01/44	8,250,000	10,047,510
	Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,014,280
	Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,506,450
	Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 12/01/39	7,970,000	9,178,571
	Charlotte Water and Sewer System Revenue,
	Refunding, 4.00%, 7/01/37	5,000,000	5,624,300
	Refunding, 5.00%, 7/01/40	10,000,000	11,661,700
	Refunding, Series B, 5.00%, 7/01/38	10,000,000	10,350,900
	The Charlotte-Mecklenburg Hospital Authority Revenue,
	Atrium Health, Health Care, Refunding, Series A, 5.00%, 1/15/36	5,000,000	6,043,200
	Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/40	20,000,000	22,871,600
	Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,212,160
	Carolinas HealthCare System, Series A, 5.25%, 1/15/42	10,000,000	10,533,800
	Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co. Projects, Series A, 5.70%, 5/01/34	2,500,000	2,586,875
	Dare County Utilities Systems Revenue, Pre-Refunded, 5.00%, 2/01/41	5,000,000	5,295,650
	Durham County GO,
	Refunding, 4.00%, 6/01/36	500,000	569,950
	Refunding, 4.00%, 6/01/37	450,000	510,908
	Refunding, 4.00%, 6/01/39	700,000	789,593
	Durham Utility System Revenue, Pre-Refunded, 5.00%, 6/01/41	4,000,000	4,282,680
	Fayetteville Public Works Commission Revenue, Refunding, 4.00%, 3/01/41	4,015,000	4,399,958
	Greensboro GO, Public Improvement, Refunding, Series B, 5.00%, 10/01/29	5,000,000	6,438,900
[a]	Greenville Utilities Commission Combined Enterprise System Revenue, 5.00%, 8/01/44	4,750,000	5,832,192
	Guilford County GO, Public Improvement, Series B, 4.00%, 5/01/33	5,000,000	5,703,700
	Harnett County COP,
	Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	1,000,000	1,000,000
	Assured Guaranty, Pre-Refunded, 5.00%, 6/01/29	500,000	500,000
	Mecklenburg County GO,
	Public Improvement, Series A, 4.00%, 4/01/30	5,000,000	5,759,550
	Series A, 5.00%, 4/01/28	5,000,000	5,960,700
	Nash Health Care System Health Care Facilities Revenue,
	5.00%, 11/01/41	5,000,000	5,292,200
	AGMC Insured, 5.00%, 11/01/30	2,250,000	2,254,995
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  115

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/42	$5,000,000	$5,805,550
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/47	13,565,000	15,689,279
New Hanover Regional Medical Center Project, Series B, AGMC Insured, Pre-Refunded, 5.00%, 10/01/27	3,500,000	3,540,040
New Hanover Regional Medical Center Project, Series B, AGMC Insured, Pre-Refunded, 5.125%, 10/01/31	8,385,000	8,484,362
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Wake Forest University, 4.00%, 1/01/48	20,000,000	21,953,000
Wake Forest University, 5.00%, 1/01/48	13,500,000	16,141,275
Wake Forest University, Refunding, 4.00%, 1/01/35	5,000,000	5,533,150
Wake Forest University, Refunding, 4.00%, 1/01/38	5,500,000	6,026,625
Wake Forest University, Refunding, 4.00%, 1/01/39	5,250,000	5,740,665
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,303,160
Davidson College, 5.00%, 3/01/45	3,500,000	3,763,340
Duke University Project, Refunding, Series B, 5.00%, 10/01/41	13,585,000	15,916,186
Duke University Project, Refunding, Series B, 5.00%, 7/01/42	10,000,000	11,874,900
Duke University Project, Refunding, Series B, 4.00%, 10/01/44	5,085,000	5,552,413
Duke University Project, Refunding, Series B, 5.00%, 10/01/44	11,000,000	13,046,110
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	802,096
Refunding, Series A, 5.00%, 1/01/30	1,400,000	1,403,444
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,956,756
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,100,050
North Carolina State Capital Improvement Limited Obligation Revenue, Series C, Pre-Refunded, 5.00%, 5/01/29	10,000,000	10,677,400
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23	10,000,000	10,325,500
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24	10,000,000	10,325,500
Refunding, Series A, 5.00%, 6/01/25	4,000,000	4,819,640
North Carolina State HFA Home Ownership Revenue,
Series 41, GNMA Insured, 3.55%, 7/01/44	6,500,000	6,698,315
Series 41, GNMA Insured, 3.625%, 7/01/49	10,000,000	10,300,200
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Series A, Pre-Refunded, 6.50%, 7/01/31	5,000,000	5,503,400
Appalachian Regional Healthcare System, Series A, Pre-Refunded, 6.625%, 7/01/34	6,000,000	6,619,320
Duke University Health System, Refunding, Series D, 4.00%, 6/01/42	7,000,000	7,603,190
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	10,882,000
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	6,500,000	6,500,000
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	8,150,000	8,427,263
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,522,800
Presbyterian Homes, Refunding, Series C, 5.00%, 10/01/31	5,000,000	5,762,950
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,157,000
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	85,000	85,247
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,224,026
Vidant Health, 5.00%, 6/01/40	5,000,000	5,643,300
  |  116

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Medical Care Commission Health Care Facilities Revenue, (continued)
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	$5,000,000	$5,388,050
Wake Forest Baptist Obligated Group, Series A, 5.00%, 12/01/32	1,000,000	1,215,220
Wake Forest Baptist Obligated Group, Series A, 5.00%, 12/01/33	1,000,000	1,211,810
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,426,800
North Carolina State Medical Care Commission Hospital Revenue, North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,325,100
North Carolina State Medical Care Commission Retirement Facilities First Mortgage Revenue,
The Pines at Davidson Project, Series A, 5.00%, 1/01/49	5,000,000	5,575,350
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/37	1,200,000	1,321,788
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/42	1,250,000	1,368,288
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/47	2,540,000	2,774,290
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,121,440
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33	5,595,000	6,316,084
General, Refunding, Series A, 5.00%, 10/01/42	8,980,000	10,077,715
North Carolina Turnpike Authority Revenue,
Monroe Connector System, State Appropriation, 5.00%, 7/01/41	5,000,000	5,307,550
Monroe Expressway Toll, Refunding, Series A, 5.00%, 7/01/47	2,500,000	2,790,075
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/36	9,875,000	11,077,874
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39	9,815,000	10,906,624
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/31	1,000,000	1,187,150
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/39	1,200,000	1,391,676
Oak Island Enterprise System Revenue,
AGMC Insured, Refunding, 5.00%, 6/01/33	1,000,000	1,202,930
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34	1,540,000	1,540,000
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36	1,000,000	1,000,000
Pitt County Revenue, Limited Obligation, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34	1,000,000	1,029,660
Raleigh Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/40	11,915,000	12,654,445
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,040,100
Refunding, Series B, 4.00%, 3/01/34	1,000,000	1,124,830
Series A, 4.00%, 3/01/46	5,000,000	5,463,000
Raleigh GO, Refunding, Series A, 5.00%, 9/01/26	5,000,000	6,207,600
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27	350,000	416,087
Refunding, Series A, 5.00%, 5/01/29	1,000,000	1,179,200
Refunding, Series A, 5.00%, 5/01/30	550,000	645,909
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,094,422
Union County Enterprise Systems Revenue,
5.00%, 6/01/34	1,000,000	1,181,270
Series A, 4.00%, 6/01/41	3,200,000	3,597,152
Series A, 4.00%, 6/01/44	2,325,000	2,599,001
  |  117

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	North Carolina (continued)
	University of North Carolina at Charlotte Revenue,
	General, Board of Governors, 5.00%, 4/01/43	$5,000,000	$5,652,200
	General, Board of Governors, 5.00%, 4/01/45	9,450,000	10,851,529
	General, Board of Governors, Refunding, 5.00%, 10/01/47	10,000,000	11,900,200
	General, Board of Governors, Refunding, Series A, 4.00%, 10/01/40	2,250,000	2,459,813
	General, Board of Governors, Series A, Pre-Refunded, 5.00%, 4/01/37	12,995,000	14,270,979
	General, Board of Governors, Series A, Pre-Refunded, 5.00%, 4/01/41	18,000,000	19,767,420
	University of North Carolina at Greensboro Revenue,
	General, Board of Governors, 5.00%, 4/01/39	3,500,000	3,974,355
	General, Board of Governors, 5.00%, 4/01/43	2,500,000	3,007,600
	General, Board of Governors, Refunding, 4.00%, 4/01/35	1,205,000	1,341,623
	General, Board of Governors, Refunding, 4.00%, 4/01/36	1,000,000	1,108,180
	University of North Carolina at Wilmington Revenue, Student Housing Projects, Limited Obligation, Refunding, 5.00%, 6/01/37	3,000,000	3,452,130
	University of North Carolina Hospitals at Chapel Hill Revenue, Board of Governors, 5.00%, 2/01/46	4,265,000	4,897,499
	University of North Carolina System Pool Revenue, Series A, Assured Guaranty, 5.00%, 10/01/33	160,000	160,357
	Wake County GO,
	Public Improvement, Refunding, Series A, 5.00%, 3/01/30	8,000,000	10,118,320
	Public Improvement, Refunding, Series A, 5.00%, 3/01/32	7,870,000	10,051,249
	Wake County Revenue,
	Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	11,044,731
	Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	12,249,240
	Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	225,628
	Winston-Salem City Water and Sewer System Revenue,
	4.00%, 6/01/47	10,000,000	10,902,300
	Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,697,823
	Refunding, Series A, 4.00%, 6/01/34	1,350,000	1,505,966
	Refunding, Series A, 4.00%, 6/01/37	5,000,000	5,531,250
			803,181,944
	U.S. Territories 3.0%
	Puerto Rico 3.0%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW, 5.25%, 7/01/33	6,500,000	5,216,250
	Series WW, 5.50%, 7/01/38	5,200,000	4,186,000
	Series XX, 5.25%, 7/01/40	19,135,000	15,355,838
			24,758,088
	Total Municipal Bonds before Short Term Investments (Cost $798,785,417)		827,940,032
  |  118

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments 0.5%
	Municipal Bonds 0.5%
	North Carolina 0.5%
[c]	The Charlotte-Mecklenburg Hospital Authority Revenue,
	Carolinas HealthCare System, Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.24%, 1/15/37	$2,900,000	$2,900,000
	Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 2.24%, 1/15/38	300,000	300,000
	Carolinas HealthCare System, Series E, LOC TD Bank National Association, Daily VRDN and Put, 2.20%, 1/15/44	1,100,000	1,100,000
	Total Short Term Investments (Cost $4,300,000)		4,300,000
	Total Investments (Cost $803,085,417) 99.7%		832,240,032
	Other Assets, less Liabilities 0.3%		2,870,905
	Net Assets 100.0%		$835,110,937

See Abbreviations on page 149.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  119

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Ohio Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.3%
Ohio 98.3%
Akron Income Tax Revenue,
Community Learning Centers, Pre-Refunded, 5.00%, 12/01/33	$4,250,000	$4,696,718
Community Learning Centers, Series A, Pre-Refunded, 4.50%, 12/01/33	10,000,000	10,306,200
Akron Waterworks System Mortgage Revenue, Improvement and Refunding, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,002,380
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Series A, Pre-Refunded, 5.25%, 6/01/38	15,000,000	15,547,050
Catholic Healthcare Partners, Series B, Pre-Refunded, 5.25%, 9/01/27	7,570,000	7,914,889
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	7,500,000	8,512,125
Greenup Hydroelectric Project, Series A, 4.00%, 2/15/36	1,000,000	1,073,190
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/46	5,000,000	5,707,550
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,714,300
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/37	3,700,000	4,374,547
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	3,500,000	4,126,570
Prairie State Energy Campus Project, Refunding, Series A, BAM Insured, 5.25%, 2/15/31	10,000,000	10,885,500
Solar Electricity Prepayment Project, Green Bonds, Series A, 5.00%, 2/15/44	3,345,000	3,948,204
Anthony Wayne Local School District GO, Lucas Wood and Fulton Counties, School Facilities Construction and Improvement, Series A, 4.00%, 12/01/39	3,000,000	3,216,570
Apollo Career Center Joint Vocational School District GO, Counties of Allen Auglaize Hardin Hancock Putnam and Van Wert, Various Purpose School Improvement, Refunding, 4.00%, 12/01/39	6,530,000	7,151,134
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49	6,685,000	6,718,893
Bath Local School District GO,
Allen County, School Improvement, AGMC Insured, 4.00%, 12/01/44	1,295,000	1,315,383
Allen County, School Improvement, AGMC Insured, 5.00%, 12/01/49	5,380,000	5,603,539
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,120,780
Big Walnut Local School District GO, Delaware County, School Facilities Construction and Improvement, 5.00%, 12/01/53	9,155,000	10,862,682
Bloom-Carroll Local School District GO, County of Fairfield, School Improvement, Series A, 5.00%, 11/01/55	7,025,000	8,286,690
Bluffton Village Hospital Facilities Revenue,
Blanchard Valley Health System, Refunding, 4.00%, 12/01/33	1,655,000	1,784,487
Blanchard Valley Health System, Refunding, 4.00%, 12/01/34	1,900,000	2,041,360
Bowling Green State University Revenue, General Receipts, Refunding, Series B, 5.00%, 6/01/42	3,250,000	3,786,120
Brecksville-Broadview Heights City School District GO, School Facilities Improvement, 5.25%, 12/01/54	7,390,000	8,307,099
Brooklyn City School District GO,
School Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/43	3,000,000	3,168,540
School Improvement, AGMC Insured, Pre-Refunded, 5.50%, 12/01/49	7,780,000	8,245,633
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/38	1,905,000	2,233,746
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/49	9,000,000	10,511,100
Butler County Hospital Facilities Revenue,
Cincinnati Children’s Hospital Medical Center, Refunding, Series X, 5.00%, 5/15/29	6,750,000	8,671,455
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36	5,000,000	5,403,350
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41	5,000,000	5,313,100
UC Health, Refunding, 4.00%, 11/15/35	2,000,000	2,172,640
UC Health, Refunding, 4.00%, 11/15/36	2,140,000	2,317,278
UC Health, Refunding, 4.00%, 11/15/37	1,500,000	1,619,370
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  120

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Butler County Hospital Facilities Revenue, (continued)
UC Health, Refunding, 5.00%, 11/15/45	$20,270,000	$22,951,316
Canal Winchester Local School District GO,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 12/01/32	3,955,000	2,759,601
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 12/01/33	2,000,000	1,349,840
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,616,957
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,334,439
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	1,905,000	1,775,898
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,737,912
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,700,841
Chillicothe Hospital Facilities Revenue, Adena Health System Obligated Group Project, Refunding and Improvement, 5.00%, 12/01/37	5,000,000	5,760,500
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27	14,900,000	19,130,259
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28	8,180,000	10,684,634
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40	6,500,000	7,670,065
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,234,510
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,615,290
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,327,780
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	4,011,480
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,110,700
Cleveland Public Power System Revenue, Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	5,202,100
Cleveland Water PCR, Green Bonds, 5.00%, 11/15/41	2,000,000	2,299,640
Columbus GO,
Various Purpose, Refunding, Series 3, 5.00%, 2/15/27	5,000,000	6,249,450
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	5,801,300
Various Purpose, Series A, 5.00%, 4/01/34	7,000,000	8,738,380
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28	2,970,000	3,066,436
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29	4,125,000	4,253,370
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37	6,620,000	6,808,604
Library Fund Facilities Notes, Series 1, Pre-Refunded, 4.00%, 12/01/27	3,765,000	3,910,141
Columbus Sewerage System Revenue,
Refunding, 5.00%, 6/01/29	5,000,000	6,088,300
Refunding, 4.00%, 6/01/31	15,000,000	16,407,150
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,322,500
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,525,200
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/27	15,000,000	15,775,050
Cuyahoga County Excise Tax Revenue, Sports Facilities Improvement Project, 5.00%, 12/01/25	500,000	571,430
Dayton City School District GO, School Facilities Construction and Improvement, Refunding, 5.00%, 11/01/30	5,000,000	6,388,000
  |  121

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	$20,000,000	$21,302,800
Deer Park Community City School District GO, County of Hamilton, School Improvement, Refunding, Series A, 5.25%, 12/01/53	3,000,000	3,446,640
Defiance City School District GO, Defiance and Paulding Counties, Various Purpose, Refunding, 5.00%, 12/01/46	6,635,000	7,288,946
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,879,180
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,057,080
Dublin City School District GO, Franklin Delaware and Union Counties, School Facilities Construction and Improvement, Series A, 4.00%, 12/01/44	10,000,000	10,999,200
Elyria City School District GO, Classroom Facilities and School Improvement, Series A, 5.00%, 12/01/43	5,500,000	6,391,110
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation, Refunding, 5.00%, 12/01/35	20,000,000	23,190,600
Franklin County Hospital Facilities Revenue,
Nationwide Children’s Hospital Project, Refunding, Series A, 4.00%, 11/01/44	7,050,000	7,606,597
Nationwide Children’s Hospital Project, Refunding, Series C, 5.00%, 11/01/34	2,600,000	3,105,518
Nationwide Children’s Hospital Project, Refunding, Series C, 4.00%, 11/01/40	5,000,000	5,422,550
OhioHealth Corp., 5.00%, 5/15/33	6,290,000	7,257,716
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, Pre-Refunded, 5.25%, 11/01/40	5,000,000	5,075,950
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	7,500,000	8,739,525
Fremont City School District GO, Sandusky County, School Facilities Construction and Improvement, Series A, 5.00%, 1/15/49	13,970,000	15,928,175
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,173,060
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, Pre-Refunded, 5.00%, 10/01/44	6,205,000	6,917,396
Hamilton County Hospital Facilities Revenue, TriHealth Inc. Obligated Group Project, Series A, 5.00%, 8/15/42	5,000,000	5,787,050
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30	7,000,000	7,228,970
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39	7,000,000	7,178,290
Highland Local School District GO, Medina and Summit Counties, School Improvement, Series A, 5.25%, 12/01/54	12,000,000	13,386,960
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,173,750
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,422,328
School Improvement, 4.00%, 12/01/46	10,000,000	10,779,200
Huber Heights City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/33	4,500,000	4,579,110
School Improvement, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,087,900
Hudson City School District GO, School Improvement, 4.00%, 12/01/45	18,870,000	20,156,934
Indian Creek Local School District GO,
School Facilities Construction and Improvement, Jefferson County, Series A, 5.00%, 11/01/55	3,000,000	3,517,140
School Facilities Construction and Improvement, Jefferson County, Series B, BAM Insured, 5.00%, 11/01/55	3,910,000	4,549,011
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	28,612,040
Lakewood City School District GO, School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 11/01/43	10,895,000	12,195,863
  |  122

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Lakota Local School District GO,
Butler County, Refunding, Series A, NATL Insured, 5.25%, 12/01/26	$2,000,000	$2,509,660
Butler County, Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,721,757
Lancaster City School District GO,
Fairfield County, School Facilities Construction and Improvement, 5.00%, 10/01/49	9,540,000	10,402,321
Fairfield County, School Facilities Construction and Improvement, Pre-Refunded, 5.00%, 10/01/49	460,000	512,021
Little Miami Local School District GO,
Counties of Warren and Clermont, School Improvement, State Credit Enhanced, Series A, 5.00%, 11/01/43	1,000,000	1,150,700
Counties of Warren and Clermont, School Improvement, State Credit Enhanced, Series A, 5.00%, 11/01/48	2,460,000	2,811,116
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,607,715
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	3,585,000	4,069,262
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	975,000
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	957,640
Marysville Wastewater Treatment System Revenue,
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,188,121
Refunding, BAM Insured, 4.00%, 12/01/46	9,370,000	9,965,557
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,812,908
Miami County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, Refunding and Improvement, 5.00%, 8/01/49	12,000,000	13,928,760
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31	4,000,000	4,294,360
General Receipts, Refunding, 5.00%, 9/01/31	2,320,000	2,664,636
General Receipts, Refunding, 5.00%, 9/01/34	3,500,000	3,991,995
General Receipts, Refunding, 5.00%, 9/01/41	5,000,000	5,849,250
Miami Valley Career Technology Center GO, Montgomery Butler Champaign Darke Greene Miami Preble Shelby and Warren Counties, Various Purpose School Improvement, 5.00%, 12/01/44	20,000,000	23,801,600
Middletown City School District GO,
Counties of Butler and Warren, School Improvement, 5.25%, 12/01/40	2,625,000	2,916,034
Counties of Butler and Warren, School Improvement, 5.25%, 12/01/48	15,000,000	16,614,900
Montgomery County Revenue, Catholic Health Initiatives, Refunding, Series A, 5.50%, 5/01/34	8,165,000	8,190,475
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,304,602
The New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,219,218
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,383,338
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,428,900
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,386,380
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	11,014,500
Wastewater Improvement, Refunding, 4.00%, 11/15/49	6,000,000	6,363,180
Northeastern Local School District GO,
Counties of Clark and Champaign, School Improvement, AGMC Insured, 5.25%, 12/01/45	5,420,000	6,634,188
Counties of Clark and Champaign, School Improvement, AGMC Insured, 4.00%, 12/01/55	5,000,000	5,327,550
Northmont City School District GO, School Improvement, Series A, Pre-Refunded, 5.00%, 11/01/49	5,130,000	5,567,076
  |  123

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Northwest Local School District GO, Hamilton and Butler Counties, School Improvement, 5.00%, 12/01/45	$3,760,000	$4,248,424
Norwood City School District GO,
School Improvement, Series A, 5.00%, 11/01/46	5,000,000	5,728,100
School Improvement, Series A, 5.25%, 11/01/51	7,645,000	8,869,270
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured, 5.25%, 12/01/23	540,000	541,717
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,400,163
Ohio State GO,
Common School, Series A, 5.00%, 3/15/36	5,000,000	5,676,350
Common School, Series A, 5.00%, 6/15/38	10,000,000	11,761,400
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series V, 5.00%, 5/01/33	1,000,000	1,245,330
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series V, 5.00%, 5/01/34	4,000,000	4,962,360
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, Refunding, 5.00%, 12/01/40	6,000,000	7,035,720
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,578,446
Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	21,805,000	22,445,631
Hospital Facilities, Summa Health System, AGMC Insured, 5.75%, 11/15/40	1,665,000	1,723,908
Hospital Facilities, Summa Health System, AGMC Insured, Pre-Refunded, 5.75%, 11/15/40	2,835,000	2,947,039
Kenyon College 2010 Project, Pre-Refunded, 5.25%, 7/01/44	20,460,000	21,279,423
Kenyon College 2010 Project, Refunding, 5.25%, 7/01/44	9,540,000	9,888,687
Kenyon College 2016 Project, Refunding, 5.00%, 7/01/42	10,500,000	12,094,740
Kenyon College 2016 Project, Refunding, 4.00%, 7/01/44	10,000,000	10,698,500
Kenyon College 2017 Project, 5.00%, 7/01/42	1,250,000	1,463,963
Kenyon College 2017 Project, 4.00%, 7/01/47	5,000,000	5,379,600
Xavier University Project, 5.00%, 5/01/40	14,500,000	14,840,315
Xavier University Project, 4.375%, 5/01/42	8,070,000	8,637,563
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series A, 4.00%, 12/01/43	11,885,000	12,917,806
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series A, 3.25%, 1/01/35	10,000,000	10,306,300
Ohio State Turnpike and Infrastructure Commission Revenue,
Capital Appreciation, junior lien, Series A-2, zero cpn., 2/15/43	10,485,000	4,806,743
Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,700,934
Ohio State Turnpike Commission Revenue, Capital Appreciation, junior lien, Series A-2, BAM Insured, zero cpn., 2/15/38	3,665,000	2,104,773
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	33,350,000	39,920,617
Ohio State University Revenue, General Receipts, Series A, 4.00%, 12/01/30	4,325,000	4,738,038
Olentangy Local School District GO, Delaware and Franklin Counties, School Facilities Construction and Improvement, 4.00%, 12/01/46	15,235,000	16,400,477
Perrysburg Exempted Village School GO, School Facilities Construction and Improvement, 5.00%, 12/01/38	3,225,000	3,715,845
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,128,190
  |  124

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	$6,000,000	$3,076,260
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,962,560
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	13,825,080
Reading Community City School District GO, Classroom Facilities, Refunding, Series A, 5.00%, 11/01/46	2,000,000	2,304,220
Revere Local School District GO,
School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 12/01/42	3,025,000	3,342,958
School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 12/01/45	2,560,000	2,829,082
Riverside Local School District GO, School Construction and Improvement, Refunding, Series A, BAM Insured, 5.00%, 10/01/47	5,000,000	5,681,300
Sandusky City School District GO, Classroom Facilities and School Improvement, Series 1, 5.00%, 11/01/50	6,000,000	6,423,420
Sheffield Lake City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/37	7,715,000	7,848,701
School Improvement, Pre-Refunded, 5.00%, 12/01/37	1,920,000	1,953,754
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,351,800
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	5,175,000	6,490,485
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,546,120
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43	3,760,000	4,149,574
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,857,418
Summit County Port Authority Lease Revenue,
The University of Akron Student Housing Project, 6.00%, 1/01/42	3,420,000	3,634,024
The University of Akron Student Housing Project, Pre-Refunded, 6.00%, 1/01/42	8,160,000	8,732,016
Switzerland of Ohio Local School District GO, Counties Monroe Belmont and Noble, School Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,753,770
Sylvania City School District GO, School Improvement, Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	11,164,118
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,813,123
Toledo City School District GO, School Facilities Improvement, Series B, Pre-Refunded, 5.00%, 12/01/32	7,830,000	8,773,045
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,542,075
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,149,550
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,504,440
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,423,135
Series A, 4.00%, 11/15/36	9,125,000	9,474,852
Union County GO, Memorial Hospital, 5.00%, 12/01/47	5,000,000	5,827,900
University of Akron General Receipts Revenue,
Refunding, Series A, 5.00%, 1/01/31	4,365,000	5,044,019
Refunding, Series A, 5.00%, 1/01/36	11,065,000	12,904,335
Refunding, Series A, 5.00%, 1/01/38	13,225,000	15,343,645
Refunding, Series A, 5.00%, 1/01/42	5,725,000	6,816,987
Refunding, Series A, BAM Insured, 5.00%, 1/01/34	6,000,000	7,083,900
  |  125

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Ohio (continued)
	University of Cincinnati General Receipts Revenue,
	Refunding, Series A, 4.00%, 6/01/48	$10,000,000	$10,821,700
	Refunding, Series F, 5.00%, 6/01/32	5,800,000	6,079,444
	Series C, 5.00%, 6/01/39	6,255,000	6,987,586
	Series F, Pre- Refunded, 5.00%, 6/01/32	5,000	5,255
	University of Ohio General Receipts Revenue, Refunding, Series A, 5.00%, 12/01/44	7,000,000	8,197,420
	Upper Arlington City School District GO, Franklin County, School Facilities Construction and Improvement Bonds, Refunding, Series A, 5.00%, 12/01/48	13,000,000	15,515,370
	Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,749,253
	Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,184,561
	Willoughby Eastlake City School District GO, School Improvement, 5.00%, 12/01/46	10,000,000	11,445,600
	Winton Woods City School District GO, County of Hamilton, Board of Education, Classroom Facilities, Refunding, 4.00%, 11/01/43	7,000,000	7,595,420
	Wyoming City School District GO, School Improvement, Pre-Refunded, 5.00%, 12/01/42	7,250,000	8,012,047
	Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%, 12/01/40	7,285,000	8,329,596
	Total Municipal Bonds before Short Term Investments (Cost $1,392,370,009)		1,476,577,844
	Short Term Investments (Cost $6,900,000) 0.5%
	Municipal Bonds 0.5%
	Ohio 0.5%
[a]	Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 2.15%, 1/01/39	6,900,000	6,900,000
	Total Investments (Cost $1,399,270,009) 98.8%		1,483,477,844
	Other Assets, less Liabilities 1.2%		18,410,850
	Net Assets 100.0%		$1,501,888,694

See Abbreviations on page 149.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  126

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Oregon Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.3%
Oregon 96.8%
Astoria Hospital Facilities Authority Revenue,
Columbia Memorial Hospital, 5.00%, 8/01/41	$4,250,000	$4,789,070
Columbia Memorial Hospital, 4.00%, 8/01/46	1,750,000	1,819,195
Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	1,325,000	1,431,928
Beaverton School District Full Faith and Credit GO,
Washington and Multnomah Counties, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/31	1,280,000	1,280,000
Washington and Multnomah Counties, Assured Guaranty, Pre-Refunded, 5.125%, 6/01/36	1,000,000	1,000,000
Central Lincoln People’s Utility District Revenue, Electric System, 5.00%, 12/01/45	2,900,000	3,361,216
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,010,000
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	12,075,882
Washington County, 5.00%, 8/01/42	20,915,000	22,809,690
Washington County, 5.00%, 8/01/45	23,545,000	27,072,276
Clackamas Community College District GO,
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/38	760,000	862,676
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/39	1,000,000	1,132,490
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/40	1,250,000	1,412,550
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, Pre-Refunded, 5.50%, 7/15/35	6,525,000	6,554,819
Clackamas County School District No. 12 North Clackamas GO,
5.00%, 6/15/42	1,750,000	2,118,620
Capital Appreciation, Series A, zero cpn., 6/15/40	10,000,000	4,392,300
Capital Appreciation, Series A, zero cpn., 6/15/41	17,030,000	7,125,011
Capital Appreciation, Series A, zero cpn., 6/15/42	16,625,000	6,624,065
Series B, 5.00%, 6/15/34	8,000,000	9,713,040
Series B, 5.00%, 6/15/37	10,000,000	12,030,400
Clackamas County School District No. 46 Oregon Trail GO,
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	6,935,085
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	6,867,627
Series A, Pre-Refunded, 5.00%, 6/15/28	2,210,000	2,212,453
Series A, Pre-Refunded, 5.00%, 6/15/29	2,655,000	2,657,947
Series A, Pre-Refunded, 5.00%, 6/15/32	6,855,000	6,862,609
Clackamas County School District No. 62 Oregon City GO,
Full Faith and Credit, MAC Insured, Pre-Refunded, 5.00%, 6/01/39	550,000	641,383
Full Faith and Credit, Refunding, 5.00%, 6/01/34	990,000	1,129,531
Full Faith and Credit, Refunding, 5.00%, 6/01/34	780,000	909,597
Full Faith and Credit, Refunding, MAC Insured, 5.00%, 6/01/29	560,000	646,442
Full Faith and Credit, Refunding, MAC Insured, 5.00%, 6/01/39	700,000	801,388
Full faith and Credit Obligations, Pre-Refunded, MAC Insured, 5.00%, 6/01/29	440,000	513,106
Refunding, Series B, 5.00%, 6/15/49	20,000,000	24,055,400
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,733,357
Clackamas River Water Revenue, Clackamas County, 5.00%, 11/01/43	1,970,000	2,262,860
Columbia and Washington Counties School District No. 47J Vernonia GO, Pre-Refunded, 5.00%, 6/15/35	5,175,000	5,363,318
Coos County School District No. 9 Coos Bay GO, 5.00%, 6/15/43	5,005,000	6,041,686
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	5,016,430
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	9,038,795
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  127

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Oregon (continued)
	Deschutes County Hospital Facility Authority Hospital Revenue, St. Charles Health System Inc., Refunding, Series A, 5.00%, 1/01/48	$8,440,000	$9,490,864
	Eugene Electric Utility System Revenue,
	5.00%, 8/01/47	3,580,000	4,251,751
	Series A, Pre-Refunded, 5.00%, 8/01/40	6,745,000	7,260,858
	Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,722,316
	Forest Grove Revenue,
	Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%, 5/01/36	2,500,000	2,761,375
	Student Housing, Oak Tree Foundation Project, Refunding, 4.00%, 3/01/37	3,500,000	3,614,100
	Independence GO,
	Full Faith and Credit, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/35	2,110,000	2,187,880
	Full Faith and Credit, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/40	3,975,000	4,121,717
[a]	Jackson County School District No. 5 Ashland GO,
	5.00%, 6/15/40	5,015,000	6,209,523
	5.00%, 6/15/41	5,475,000	6,762,501
	5.00%, 6/15/42	5,970,000	7,362,562
	5.00%, 6/15/43	6,495,000	7,997,683
	5.00%, 6/15/44	6,000,000	7,382,880
	Jefferson County School District No. 509J GO,
	Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/30	1,000,000	1,124,720
	Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/31	1,410,000	1,583,515
	Jefferson and Wasco Counties, Series B, 5.00%, 6/15/30	2,000,000	2,249,440
	Jefferson School District No. 14J GO, Marion and Linn Counties, Series B, 5.00%, 6/15/41	1,360,000	1,608,853
	Keizer Special Assessment, Full Faith and Credit, Keizer Station Area A Local ID, 5.20%, 6/01/31	1,785,000	1,789,695
	Klamath County School District GO,
	5.00%, 6/15/29	1,155,000	1,303,371
	5.00%, 6/15/30	1,095,000	1,232,028
	5.00%, 6/15/31	1,000,000	1,123,890
	Klamath Falls Intercommunity Hospital Authority Revenue, Sky Lakes Medical Center Project, Refunding, 5.00%, 9/01/46	1,000,000	1,143,650
	Lake Oswego GO, Clackamas Multnomah and Washington Counties, Full Faith and Credit Obligations, Series A, Pre-Refunded, 5.00%, 12/01/31	6,400,000	6,400,000
	Lane and Douglas Counties School District No. 28J Fern Ridge GO,
	Series A, 5.00%, 6/15/30	3,175,000	3,831,590
	Series A, 5.00%, 6/15/33	2,115,000	2,526,516
	Series A, 5.00%, 6/15/36	2,000,000	2,368,980
	Medford Hospital Facilities Authority Revenue,
	Hospital, Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	25,785,750
	Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,348,786
	Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/33	1,500,000	1,639,065
	Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/42	9,420,000	10,188,389
	Metro Dedicated Tax Revenue,
	Oregon Convention Center Hotel Project, 5.00%, 6/15/42	7,500,000	8,825,175
	Oregon Convention Center Hotel Project, 5.00%, 6/15/47	10,950,000	12,855,519
	Multnomah and Clackamas Counties School District No. 10Jt Gresham-Barlow GO,
	Deferred Interest, Series A, 6/15/39	9,500,000	4,820,395
	Series B, 5.00%, 6/15/37	7,885,000	9,485,970
  |  128

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Multnomah County David Douglas School District No. 40 GO,
Series B, zero cpn., 6/15/24	$1,640,000	$1,497,878
Series B, zero cpn., 6/15/25	1,325,000	1,182,059
Series B, zero cpn., 6/15/26	2,585,000	2,247,296
Series B, zero cpn., 6/15/27	2,655,000	2,237,793
Series B, zero cpn., 6/15/28	2,495,000	2,038,440
Series B, zero cpn., 6/15/29	2,595,000	2,050,777
Series B, zero cpn., 6/15/30	1,885,000	1,431,676
Series B, zero cpn., 6/15/31	2,030,000	1,466,655
Series B, zero cpn., 6/15/32	2,000,000	1,389,040
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,550,505
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	3,972,100
Multnomah County School District No. 1J GO, Portland Public Schools, Series B, 3.00%, 6/15/33	8,635,000	8,861,841
Multnomah County School District No. 3 Park Rose GO,
Series A, 5.00%, 6/30/35	2,000,000	2,130,020
Series A, 5.00%, 6/30/36	1,500,000	1,596,870
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,817,087
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,155
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	6,715,000	6,217,150
Series A, 5.00%, 7/01/42	10,000,000	11,839,400
Series A, Pre-Refunded, 5.875%, 7/01/33	2,500,000	2,508,225
Series A, Pre-Refunded, 5.75%, 7/01/39	13,175,000	13,217,028
Oregon State Department of Administrative Services COP,
Series C, 5.00%, 11/01/34	4,435,000	4,494,207
Series C, Pre-Refunded, 5.00%, 11/01/34	3,565,000	3,616,265
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28	5,800,000	6,536,542
Series A, 5.00%, 4/01/32	5,000,000	5,583,650
Oregon State Facilities Authority Revenue,
College Housing North West Project, Series A, 4.00%, 10/01/26	1,675,000	1,691,147
College Housing North West Project, Series A, 5.00%, 10/01/36	1,670,000	1,744,833
College Housing North West Project, Series A, 5.00%, 10/01/48	4,000,000	4,133,480
Legacy Health Project, Refunding, Series A, 5.00%, 6/01/46	8,000,000	9,186,800
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,534,275
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	32,655,000
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,071,500
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,074,663
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	3,877,500
PeaceHealth, Series A, Pre-Refunded, 5.00%, 11/01/39	32,790,000	33,254,962
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,508,520
Reed College Project, Series A, Pre-Refunded, 5.00%, 7/01/29	1,500,000	1,557,735
Reed College Project, Series A, Pre-Refunded, 4.75%, 7/01/32	2,000,000	2,071,660
Reed College Project, Series A, Pre-Refunded, 5.125%, 7/01/41	10,000,000	10,398,100
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,558,833
  |  129

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Oregon State Facilities Authority Revenue, (continued)
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/41	$7,800,000	$8,721,258
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/46	3,500,000	3,894,905
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%, 7/01/44	8,910,000	9,608,455
Willamette University Projects, Refunding, Series B, 5.00%, 10/01/40	1,950,000	2,281,598
Oregon State GO,
Article XI-G OHSU Project, Series H, 5.00%, 8/01/42	15,000,000	17,967,450
Article XI-Q State Projects, Series A, 5.00%, 5/01/42	10,000,000	11,925,600
Article XI-Q State Projects, Series A, 5.00%, 5/01/44	5,000,000	6,145,650
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,053,020
Higher Education, Article XI-F(1), Series M, 5.00%, 8/01/45	3,315,000	3,832,173
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40	7,005,000	8,126,080
[a] Higher Education, Article XI-G Projects, Series G, 5.00%, 8/01/44	25,370,000	31,255,333
Higher Education, Article XI-G University Projects, Refunding, Series L, 5.00%, 8/01/42	3,270,000	3,916,904
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,022,693
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,087,010
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program, Series C, 4.75%, 7/01/42	595,000	600,194
Oregon State University General Revenue, Series A, 5.00%, 4/01/45	12,500,000	14,295,250
Philomath School District No. 17J GO, Benton and Polk Counties, Series B, zero cpn., 6/15/31	1,000,000	724,210
Port of Portland International Airport Revenue,
Series Twenty-Five B, 5.00%, 7/01/44	16,250,000	19,494,800
Series Twenty-Four A, 5.00%, 7/01/47	4,700,000	5,517,941
Series Twenty-Four B, 5.00%, 7/01/47	9,395,000	10,854,419
Series Twenty-Five A, 5.00%, 7/01/49	7,825,000	9,451,661
Portland GO,
Oregon Convention Center Completion Project, Limited Tax, Capital Appreciation, Series B, zero cpn., 6/01/21	1,000,000	967,250
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,375,080
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	8,895,107
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,338,262
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,140,580
Series C, 5.00%, 6/15/28	1,000,000	1,092,370
Series C, 5.00%, 6/15/30	1,000,000	1,089,900
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/34	25,270,000	25,888,862
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,064,150
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,062,090
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,061,470
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,584,425
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,214,316
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,029,980
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,859,472
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,392,205
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,881,114
  |  130

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Redmond GO, Full Faith and Credit Obligation, Terminal Expansion Project, 5.00%, 6/01/39	$1,000,000	$1,000,000
Redmond School District No. 2J GO, Deschutes and Jefferson Counties, Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,230
Salem Hospital Facility Authority Revenue,
Capital Manor Project, 5.00%, 5/15/33	555,000	644,816
Capital Manor Project, 5.00%, 5/15/38	500,000	573,580
Capital Manor Project, 5.00%, 5/15/43	1,000,000	1,140,790
Capital Manor Project, 5.00%, 5/15/48	1,700,000	1,933,410
Capital Manor Project, 5.00%, 5/15/53	3,250,000	3,683,745
Salem Health Projects, Refunding, Series A, 5.00%, 5/15/46	40,500,000	46,143,675
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	6,526,555
Seaside School District No. 10 GO,
Clatsop County, Series B, 5.00%, 6/15/35	2,000,000	2,423,940
Clatsop County, Series B, 5.00%, 6/15/36	2,500,000	3,021,350
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,498,386
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO,
Series A, 5.00%, 6/15/37	2,520,000	3,061,649
Series B, 5.00%, 6/15/36	2,850,000	3,477,427
Tri-County Metropolitan Transportation District Revenue,
Capital Grant Receipt, Series A, 5.00%, 10/01/32	6,865,000	8,319,968
Payroll Tax, senior lien, Series A, 5.00%, 9/01/40	6,000,000	6,998,340
Payroll Tax, senior lien, Series A, 5.00%, 9/01/41	18,650,000	22,089,619
Payroll Tax, senior lien, Series A, 4.00%, 9/01/48	7,850,000	8,558,698
Payroll Tax, senior lien, Series A, 5.00%, 9/01/48	18,505,000	22,117,916
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/37	11,000,000	12,250,480
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,689,109
University of Oregon General Revenue,
Series A, 5.00%, 4/01/45	20,000,000	22,872,400
Series A, 5.00%, 4/01/46	6,690,000	7,825,293
Washington and Clackamas Counties School District No. 23J GO,
Tigard-Tualatin, 5.00%, 6/15/36	9,400,000	11,321,830
Tigard-Tualatin, 5.00%, 6/15/37	6,000,000	7,203,600
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, zero cpn., 6/15/38	2,350,000	1,186,257
Series A, zero cpn., 6/15/39	3,275,000	1,575,439
Washington Counties School District No. 48J Beaverton GO,
Series B, 5.00%, 6/15/33	8,000,000	9,197,840
Series B, 5.00%, 6/15/34	11,000,000	12,588,950
Series D, 5.00%, 6/15/36	10,000,000	12,101,800
Series D, 15/35, 5.00%, 6/15/35	10,000,000	12,136,200
Washington County School District No. 15 Forest Grove GO,
Series B, zero cpn., 6/15/29	2,545,000	2,005,282
Series B, zero cpn., 6/15/30	2,490,000	1,887,047
Series B, zero cpn., 6/15/31	3,140,000	2,265,918
  |  131

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Oregon (continued)
	Woodburn School District No. 103 GO,
	Marion County, 5.00%, 6/15/33	$2,930,000	$3,445,651
	Marion County, 5.00%, 6/15/34	3,200,000	3,748,832
	Marion County, 5.00%, 6/15/35	2,075,000	2,422,376
	Yachats Rural Fire Protection District GO, Lincoln County, AGMC Insured, 5.00%, 6/15/47	1,600,000	1,863,312
			1,156,122,163
	U.S. Territories 1.5%
	Guam 0.3%
	Guam Government Limited Obligation Revenue,
	Section 30, Series A, Pre-Refunded, 5.625%, 12/01/24	840,000	857,665
	Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,250,000	3,318,348
			4,176,013
	Puerto Rico 1.2%
	Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	6,000,000	6,062,100
[b]	Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	9,690,000	7,776,225
			13,838,325
	Total U.S. Territories		18,014,338
	Total Municipal Bonds before Short Term Investments (Cost $1,114,264,118)		1,174,136,501
	Short Term Investments (Cost $21,950,000) 1.8%
	Municipal Bonds 1.8%
	Oregon 1.8%
[c]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 2.20%, 8/01/34	21,950,000	21,950,000
	Total Investments (Cost $1,136,214,118) 100.1%		1,196,086,501
	Other Assets, less Liabilities (0.1)%		(1,729,208)
	Net Assets 100.0%		$1,194,357,293

See Abbreviations on page 149.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  132

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 96.8%
Pennsylvania 94.9%
Abington School District GO, Montgomery County, Series A, 4.00%, 10/01/42	$12,000,000	$13,057,680
Allegheny County GO,
Series C-65, 5.375%, 5/01/31	2,160,000	2,308,068
Series C-65, Pre-Refunded, 5.375%, 5/01/31	2,840,000	3,049,564
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, Series A, Pre-Refunded, 5.50%, 3/01/31	3,000,000	3,206,520
Robert Morris University, 5.00%, 10/15/37	1,000,000	1,109,440
Robert Morris University, 5.00%, 10/15/47	1,625,000	1,775,703
Robert Morris University, Refunding, 5.00%, 10/15/34	2,555,000	2,828,002
Robert Morris University, Refunding, 5.00%, 10/15/38	2,080,000	2,278,078
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.625%, 8/15/39	12,000,000	12,083,640
Allegheny County Sanitary Authority Sewer Revenue,
Allegheny County, 5.00%, 6/01/43	7,000,000	8,313,970
Allegheny County, AGMC Insured, 5.00%, 6/01/40	5,000,000	5,229,700
Berks County IDA Health System Revenue, Tower Health Project, 5.00%, 11/01/47	5,000,000	5,725,100
Berks County IDA Healthcare Facilities Revenue,
The Highlands at Wyomissing, Refunding, 5.00%, 5/15/38	1,030,000	1,142,146
The Highlands at Wyomissing, Refunding, 5.00%, 5/15/48	1,000,000	1,100,590
The Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/42	1,000,000	1,112,710
The Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/47	600,000	666,144
The Highlands at Wyomissing, Series C, 5.00%, 5/15/37	1,245,000	1,376,173
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project, Series A, 5.00%, 11/01/44	10,000,000	10,697,000
Bethel Park School District GO, Allegheny County, Pre-Refunded, 5.10%, 8/01/33	2,600,000	2,615,314
Bethlehem Area School District GO, Northampton and Lehigh Counties, AGMC Insured, Pre-Refunded, 5.25%, 1/15/26	6,605,000	6,759,359
Bethlehem GO, Lehigh and Northampton Counties, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,975,000	5,379,965
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,351,350
Bucks County Water and Sewer Authority Sewer System Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/35	2,500,000	2,633,150
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	10,000,000	10,881,100
Butler County Hospital Authority Hospital Revenue,
Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,820,130
Butler Health System Project, Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	4,519,035
Cambria County General Financing Authority Revenue, AICUP Financing Program, St. Francis University Project, Refunding, Series PP3, 5.00%, 11/01/29	1,000,000	1,108,700
Centennial School District GO, Bucks County, Series A, 5.00%, 12/15/37	5,855,000	6,147,047
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,212,010
Centre County Hospital Authority Revenue,
Mount Nittany Medical Center Project, Refunding, Series A, 5.00%, 11/15/42	1,215,000	1,419,181
Mount Nittany Medical Center Project, Refunding, Series A, 4.00%, 11/15/47	1,840,000	1,953,307
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A, 5.00%, 8/01/35	500,000	529,760
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A, 5.00%, 8/01/45	1,500,000	1,575,045
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  133

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	$10,000,000	$11,462,300
Series B, 5.00%, 6/01/32	5,000,000	5,147,750
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program, Series HH1, Pre-Refunded, 5.00%, 11/01/39	1,200,000	1,217,256
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,904,010
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%, 5/01/37	2,500,000	2,659,575
Dauphin County General Authority Health System Revenue,
Pinnacle Health System Project, Series A, 6.00%, 6/01/36	1,610,000	1,614,605
Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	16,650,588
Pinnacle Health System Project, Series A, Pre-Refunded, 6.00%, 6/01/36	8,390,000	8,390,000
Delaware County Authority Revenue,
Elwyn Project, Refunding, 5.00%, 6/01/27	3,040,000	3,392,093
Elwyn Project, Refunding, 5.00%, 6/01/32	1,620,000	1,784,462
Elwyn Project, Refunding, 5.00%, 6/01/37	1,750,000	1,926,855
Haverford College, Pre-Refunded, 5.00%, 11/15/40	2,375,000	2,452,188
Haverford College, Refunding, 5.00%, 11/15/40	625,000	642,081
Villanova University, 4.00%, 8/01/45	2,120,000	2,264,096
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25	1,250,000	1,307,100
Neumann University, 5.25%, 10/01/31	1,250,000	1,292,588
Delaware County Regional Water Quality Control Authority Revenue, Sewer, 4.00%, 11/01/36	2,005,000	2,183,746
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project, BAM Insured, 5.00%, 11/01/38	1,250,000	1,383,925
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	3,250,000	3,402,100
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/47	3,750,000	3,998,250
Erie Parking Authority Parking Facilities Revenue,
Guaranteed, AGMC Insured, Pre-Refunded, 5.125%, 9/01/32	1,100,000	1,149,126
Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	3,150,000	3,271,117
Erie Water Authority Water Revenue, Erie County, Refunding, 5.00%, 12/01/43	6,000,000	6,954,420
Falls Township Authority Water and Sewer Revenue, Bucks County, Guaranteed, 5.00%, 12/01/41	2,210,000	2,379,043
Franklin County IDAR, The Chambersburg Hospital Project, Pre-Refunded, 5.375%, 7/01/42	10,000,000	10,413,800
Geisinger Authority Revenue, Geisinger Health System, Montour County, Refunding, Series A-1, 5.00%, 2/15/45	19,055,000	22,044,539
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, Financing Program, York College of Pennsylvania Project, Series II, Pre-Refunded, 5.75%, 11/01/41	9,500,000	10,258,480
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	11,955,000	13,260,606
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%, 6/01/39	1,625,000	1,782,008
  |  134

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
	Lackawanna County GO,
	Refunding, Series B, AGMC Insured, 5.00%, 9/01/30	$3,025,000	$3,141,099
	Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,735,000	2,834,882
	Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	5,075,000	5,293,885
	Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,765,000	4,970,514
	Lancaster County Hospital Authority Revenue, University of Pennsylvania Health System, Refunding, Series B, 5.00%, 8/15/46	4,165,000	4,830,817
	Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,357,642
	Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%, 12/01/43	5,240,000	5,846,320
	Luzerne County IDA Water Facility Revenue, Pennsylvania-American Water Co. Water Facilities, Refunding, 5.50%, 12/01/39	10,000,000	10,193,400
	Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%, 7/01/39	25,000,000	25,075,750
	Lycoming County Authority Revenue,
	AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38	1,400,000	1,584,590
	AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43	1,495,000	1,691,279
	Lycoming County Water and Sewer Authority Revenue, Guaranteed Sewer, AGMC Insured, Pre-Refunded, 5.00%, 11/15/35	5,835,000	5,928,243
	McKeesport Municipal Authority Sewer Revenue, Pre-Refunded, 5.75%, 12/15/39	5,000,000	5,113,200
	Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center, Series A, Pre-Refunded, 5.00%, 1/01/41	4,000,000	4,348,040
	Montgomery County Higher Education and Health Authority Revenue,
	Arcadia University, 5.625%, 4/01/40	5,750,000	5,880,007
	Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/43	3,000,000	3,522,510
	Montgomery County IDA Health System Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,237,152
	Montgomery County IDAR,
	Meadowood Senior Living Project, Refunding, Series A, 5.00%, 12/01/38	2,500,000	2,747,550
	New Regional Medical Center Project, Mortgage, FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,217,527
	[a] Waverly Heights Ltd. Project, Refunding, 5.00%, 12/01/44	1,000,000	1,135,800
	[a] Waverly Heights Ltd. Project, Refunding, 5.00%, 12/01/49	1,000,000	1,132,610
	Northampton County General Purpose Authority Hospital Revenue,
	St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33	2,200,000	2,288,396
	St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/43	2,285,000	2,667,280
	St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/46	10,000,000	11,394,100
	St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/48	2,500,000	2,919,700
	Northeastern Hospital and Education Authority Revenue,
	King’s College Project, Refunding, 5.00%, 5/01/44	1,000,000	1,160,170
	Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,514,696
	Pennsylvania State Economic Development Financing Authority Revenue,
	UPMC, Refunding, Series A, 4.00%, 11/15/42	5,000,000	5,360,500
	UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,538,550
	Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	26,140,000
	Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,000,000	12,039,240
[a]	Pennsylvania State HFA, SFMR, 3.40%, 10/01/49	6,000,000	6,060,360
  |  135

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	$1,800,000	$1,923,318
AICUP Financing Program, St. Francis University Project, Series JJ2, Pre-Refunded, 6.25%, 11/01/41	3,840,000	4,270,771
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,359,086
Edinboro University Foundation, Student Housing Project, Pre-Refunded, 6.00%, 7/01/43	3,500,000	3,666,145
Foundation for Indiana University, Student Housing Project, Series B, Pre-Refunded, 5.00%, 7/01/41	1,250,000	1,379,000
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, Pre-Refunded, 5.00%, 10/01/35	1,400,000	1,558,326
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, Pre-Refunded, 6.25%, 10/01/43	7,000,000	7,758,450
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, Pre-Refunded, 5.00%, 10/01/44	2,000,000	2,226,180
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	15,542,100
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,059,150
Thomas Jefferson University, Pre-Refunded, 5.00%, 3/01/40	16,980,000	17,420,122
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	7,465,000	8,405,366
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/36	2,750,000	3,310,615
The Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	12,575,000	13,897,513
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/46	14,000,000	16,626,400
The Trustees of the University of Pennsylvania, Series A, 5.00%, 2/15/48	5,000,000	6,020,150
The Trustees of the University of Pennsylvania, Series A, Pre-Refunded, 5.00%, 9/01/41	25,000,000	26,551,500
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,370,950
University of Pennsylvania Health System, 5.00%, 8/15/40	6,475,000	7,396,069
University of Pennsylvania Health System, Pre-Refunded, 5.75%, 8/15/41	3,950,000	4,316,797
University of Pennsylvania Health System, Series A, 4.00%, 8/15/42	5,000,000	5,400,850
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	9,000,000	10,582,200
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	13,396,240
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue,
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42	5,500,000	5,590,255
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Refunding, Series A, 5.00%, 7/01/35	1,000,000	1,093,920
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Senior, Refunding, Series A, 5.00%, 12/01/48	7,500,000	8,962,800
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund-Enhanced Turnpike, Special, Subordinate, Series A, Pre-Refunded, 5.50%, 12/01/41	5,000,000	5,299,250
Series C, 5.00%, 12/01/43	10,000,000	11,134,500
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	17,200,000	17,200,000
Subordinate, Series D, Pre-Refunded, 5.125%, 12/01/40	10,000,000	10,181,900
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	2,800,000	2,800,000
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,536,285
5.00%, 9/01/48	5,955,000	7,210,969
Series A, 5.00%, 9/01/40	10,490,000	12,142,490
Series A, 5.00%, 9/01/41	10,000,000	11,829,700
Series A, 5.00%, 9/01/42	15,750,000	18,906,772
Series A, 5.00%, 9/01/47	10,000,000	11,941,800
  |  136

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Airport Revenue,
Refunding, Series B, 5.00%, 7/01/42	$10,000,000	$11,601,200
Series A, AGMC Insured, 5.00%, 6/15/35	5,000,000	5,157,900
Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,152,700
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,688,600
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,081,560
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,645,350
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/47	11,150,000	12,939,017
Philadelphia Gas Works Revenue,
1998 General Ordinance, Ninth Series, 5.25%, 8/01/40	3,490,000	3,627,506
1998 General Ordinance, Ninth Series, Pre-Refunded, 5.25%, 8/01/40	2,230,000	2,326,158
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/42	5,000,000	5,831,450
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/47	6,000,000	6,971,640
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/32	1,000,000	1,178,900
Twelfth, Series B, NATL Insured, ETM, 7.00%, 5/15/20	105,000	110,379
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	4,480,000	4,506,208
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	4,460,000	4,486,938
Series A, 5.25%, 7/15/33	5,000,000	5,361,300
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/25	520,000	523,084
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/26	540,000	543,305
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,289,700
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,015,400
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/40	10,000,000	11,238,100
Series A, 5.00%, 1/01/41	13,000,000	13,565,500
Series A, 5.00%, 10/01/42	10,000,000	11,757,100
Series A, 5.125%, 1/01/43	5,000,000	5,357,950
Series A, 5.00%, 10/01/43	5,000,000	5,967,750
Series A, 5.00%, 7/01/45	5,000,000	5,612,600
Series A, 5.00%, 10/01/47	5,000,000	5,872,000
Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/35	7,000,000	7,289,124
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	15,605,385
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series A, 5.00%, 8/15/40	5,000,000	5,537,350
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, Refunding, 5.00%, 11/01/37	4,000,000	4,512,160
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	10,402,800
State College Area School District GO,
Centre County, 5.00%, 5/15/37	1,075,000	1,309,318
Centre County, 5.00%, 3/15/40	16,400,000	18,806,208
Centre County, 5.00%, 5/15/44	3,500,000	4,213,335
  |  137

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
	State Public School Building Authority Revenue,
	Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	$7,095,000	$8,312,857
	Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/33	3,000,000	3,506,070
	Swarthmore Borough Authority Revenue, Swarthmore College, 5.00%, 9/15/43	1,000,000	1,124,990
	Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%, 4/01/42	5,000,000	5,421,500
	Washington County IDA College Revenue,
	Washington and Jefferson College, Pre-Refunded, 5.25%, 11/01/30	7,525,000	7,786,870
	Washington and Jefferson College Project, Pre-Refunded, 5.00%, 11/01/36	8,470,000	8,745,698
	West Cornwall Township Municipal Authority Healthcare Facilities Revenue, Pleasant View Retirement Community Project, Refunding, 5.00%, 12/15/38	2,000,000	2,190,680
	Whitehall-Coplay School District GO, Series A, AGMC Insured, 5.375%, 11/15/34	555,000	556,476
			1,062,717,252
	U.S. Territories 1.9%
	Puerto Rico 1.9%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Refunding, Series A, 5.00%, 7/01/42	5,000,000	4,000,000
	Series TT, 5.00%, 7/01/32	5,100,000	4,080,000
	Series XX, 5.25%, 7/01/40	16,020,000	12,856,050
			20,936,050
	Total Municipal Bonds before Short Term Investments (Cost $1,037,926,624)		1,083,653,302
	Short Term Investments 2.9%
	Municipal Bonds 2.9%
	Pennsylvania 2.9%
[c]	Allegheny County Higher Education Building Authority University Revenue, Carnegie Mellon University, Refunding, Series A, SPA Bank of New York Mellon, Daily VRDN and Put, 2.12%, 12/01/37	2,000,000	2,000,000
[c]	Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.49%, 12/01/28	670,000	670,000
[c]	Geisinger Authority Revenue, Geisinger Health System, Montour County, Series A, SPA TD Bank National Association, Daily VRDN and Put, 2.10%, 10/01/43	22,100,000	22,100,000
  |  138

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Pennsylvania (continued)
[c]	Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of Philadelphia Project, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 2.23%, 7/01/41	$7,900,000	$7,900,000
	Total Short Term Investments (Cost $32,670,000)		32,670,000
	Total Investments (Cost $1,070,596,624) 99.7%		1,116,323,302
	Other Assets, less Liabilities 0.3%		3,084,332
	Net Assets 100.0%		$1,119,407,634

See Abbreviations on page 149.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  139

Franklin Tax-Free Trust
Statement of Investments, May 31, 2019 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.4%
Virginia 89.2%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$780,000	$808,197
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, Pre-Refunded, 5.00%, 11/01/42	2,250,000	2,355,120
Bon Secours Health System Inc., Series C-2, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/42	8,000,000	8,373,760
Fairfax County EDA Residential Care Facilities Mortgage Revenue,
Goodwin House Inc., Refunding, Series A, 4.00%, 10/01/42	1,500,000	1,543,635
Goodwin House Inc., Refunding, Series A, 5.00%, 10/01/42	5,840,000	6,450,806
Fairfax County EDA Revenue, Metrorail Parking System Project, 5.00%, 4/01/42	5,085,000	6,011,436
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-Refunded, 5.00%, 4/01/36	10,000,000	10,296,600
Fairfax County IDAR,
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	2,784,275
Health Care, Inova Health System Project, Series A, 4.00%, 5/15/48	5,000,000	5,417,500
Fairfax County Sewer Revenue, 5.00%, 7/15/37	2,760,000	3,345,534
Fairfax County Water Authority Revenue,
Refunding, 5.00%, 4/01/43	3,510,000	4,199,048
Refunding, 5.00%, 4/01/47	5,000,000	5,980,200
Farmville IDA Facilities Revenue, Educational Facilities, Longwood University Student Housing Projects, Refunding, Series A, 5.00%, 1/01/48	5,000,000	5,503,000
Hampton Roads Sanitation District Wastewater Revenue,
Refunding, Subordinate, Series A, 5.00%, 8/01/31	6,200,000	7,496,172
Refunding, Subordinate, Series A, 5.00%, 8/01/33	5,115,000	6,143,371
Refunding, Subordinate, Series A, 5.00%, 8/01/43	11,840,000	13,936,390
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien, Series A, 5.00%, 7/01/48	20,000,000	23,966,600
Henrico County EDA Revenue, Bon Secours Health System Inc., Pre-Refunded, 5.00%, 11/01/30	7,000,000	7,786,310
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,155,501
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,000,000
Washington and Lee University, 5.00%, 1/01/43	10,000,000	10,825,900
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/35	1,105,000	1,349,934
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/48	1,500,000	1,805,055
Lexington IDA Residential Care Facility Revenue,
Kendal at Lexington, Series A, 5.00%, 1/01/42	1,000,000	1,078,590
Kendal at Lexington, Series A, 5.00%, 1/01/48	1,250,000	1,345,587
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,636,232
Lynchburg EDA Hospital Revenue, Centra Health Obligated Group, Refunding, Series A, 5.00%, 1/01/47	4,500,000	5,208,255
Norfolk GO,
Capital Improvement, Series A, 5.00%, 10/01/41	1,040,000	1,236,040
Capital Improvement, Series A, 5.00%, 10/01/46	2,500,000	2,964,500
Capital Improvement, Series A, Pre-Refunded, 5.00%, 8/01/32	5,845,000	6,689,486
Capital Improvement, Series C, Pre-Refunded, 5.00%, 10/01/42	7,825,000	8,332,138
Norfolk Water Revenue,
5.00%, 11/01/43	6,920,000	8,320,608
5.00%, 11/01/47	6,925,000	8,316,094
Northern Virginia Transportation Authority Transportation Special Tax Revenue, 5.00%, 6/01/33	3,000,000	3,449,310
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  140

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Portsmouth GO,
Public Utility, Refunding, Series A, 5.00%, 7/15/41	$4,010,000	$4,387,501
Public Utility, Series A, Pre-Refunded, 5.00%, 7/15/41	5,990,000	6,635,063
Prince Edward County IDA Educational Facilities Revenue, Hampden-Sydney College Project, 5.00%, 9/01/48	2,050,000	2,397,270
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligated Group, Prince William Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,761,400
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project, Series AA, Pre-Refunded, 5.125%, 9/01/41	3,200,000	3,455,424
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/33	10,000,000	11,842,600
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,119,200
Riverside Regional Jail Authority Jail Facility Revenue, Refunding, 5.00%, 7/01/31	6,215,000	7,334,073
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	10,977,078
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,064,194
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	51,870
Smyth County GO, Public Improvement, Series A, Pre-Refunded, 5.00%, 11/01/31	4,145,000	4,487,874
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, 5.00%, 8/01/37	960,000	961,354
Suffolk GO,
Pre-Refunded, 5.00%, 2/01/41	7,395,000	7,819,695
Pre-Refunded, 5.00%, 2/01/41	2,605,000	2,759,034
Pre-Refunded, 5.00%, 6/01/42	10,000,000	10,706,700
University of Virginia Revenue,
General, Pledge, Refunding, Series A, 5.00%, 6/01/43	15,000,000	16,754,250
General, Pledge, Refunding, Series A, 5.00%, 4/01/47	9,630,000	11,563,704
Upper Occoquan Sewage Authority Regional Sewerage Revenue, Refunding, Series B, 4.00%, 7/01/35	6,165,000	6,842,410
Virginia Beach Development Authority Residential Care Facility Revenue,
Westminster-Canterbury on Chesapeake Bay, Refunding, 5.00%, 9/01/40	1,750,000	2,003,575
Westminster-Canterbury on Chesapeake Bay, Refunding, 5.00%, 9/01/44	2,215,000	2,525,742
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/30	7,000,000	7,898,240
[a] 21st Century College and Equipment Programs, Series A, 4.00%, 2/01/34	5,000,000	5,713,350
Liberty University Projects, 5.25%, 3/01/29	2,860,000	2,937,878
Liberty University Projects, 5.00%, 3/01/41	26,855,000	27,494,686
Public Higher Education Financing Program, Refunding, Series A, 5.00%, 9/01/27	4,000,000	4,932,400
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,730,800
Virginia Port Authority Port Facilities Revenue, Pre-Refunded, 5.00%, 7/01/40	6,000,000	6,015,840
Virginia Public School Authority Revenue, Special Obligation School Financing Bonds, Prince William County, 4.00%, 3/01/33	5,795,000	6,612,617
Virginia Small Business Financing Authority Revenue, Transform 66 P3 Project, 5.00%, 12/31/47	1,600,000	1,790,128
Virginia State Commonwealth Transportation Board Revenue,
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/30	2,260,000	2,758,240
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/31	4,000,000	4,853,840
Transportation Capital Projects, 4.00%, 5/15/40	13,060,000	14,664,029
  |  141

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Virginia (continued)
	Virginia State HDA Revenue,
	Rental Housing, Series B, 5.625%, 6/01/39	$7,240,000	$7,240,000
	Rental Housing, Series B, 5.00%, 6/01/45	3,050,000	3,100,904
	Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,125,000
	Rental Housing, Series F, 5.00%, 4/01/45	2,125,000	2,146,250
	Virginia State Public School Authority Revenue,
	School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	11,762,800
	School Financing, 1997 Resolution, Series A, 5.00%, 8/01/30	3,535,000	4,577,083
	School Financing, 1997 Resolution, Series A, 5.00%, 8/01/31	2,625,000	3,374,542
	School Financing, 1997 Resolution, Series B, 5.00%, 8/01/30	5,280,000	6,695,621
	Virginia State Resources Authority Infrastructure Revenue,
	State Moral Obligation, Virginia Pooled Financing Program, Refunding, Series B, 5.00%, 11/01/41	3,630,000	3,910,200
	State Moral Obligation, Virginia Pooled Financing Program, Refunding, Series C, 5.00%, 11/01/48	7,655,000	9,431,037
	State Moral Obligation, Virginia Pooled Financing Program, Series B, Pre-Refunded, 5.00%, 11/01/41	5,780,000	6,265,289
	Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	6,239,156
	Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	135,355
	Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	6,115,670
	Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	23,680,800
	Virginia State Small Business Financing Authority Private Activity Revenue, Transform 66 P3 Project, 5.00%, 12/31/49	5,000,000	5,586,650
	Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,654,350
			548,003,950
	District of Columbia 7.4%
	Metropolitan Washington Airports Authority Airport System Revenue,
	Refunding, Series A, 5.00%, 10/01/35	12,000,000	12,485,280
	Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,034,620
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
	Dulles Metrorail and Capital Improvement Projects, first senior lien, Series A, 5.00%, 10/01/39	10,000,000	10,096,300
	Dulles Metrorail and Capital Improvement Projects, first senior lien, Series A, 5.25%, 10/01/44	12,000,000	12,114,960
	Washington Metropolitan Area Transit Authority Gross Revenue,
	Transit, Series A, Pre-Refunded, 5.125%, 7/01/32	2,000,000	2,005,620
	Transit, Series B, 5.00%, 7/01/42	5,000,000	5,943,900
			45,680,680
	U.S. Territories 1.8%
	Puerto Rico 1.8%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW, 5.50%, 7/01/38	5,200,000	4,186,000
	Series XX, 5.25%, 7/01/40	8,400,000	6,741,000
			10,927,000
	Total Municipal Bonds before Short Term Investments (Cost $579,806,107)		604,611,630
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Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Short Term Investments 1.6%
	Municipal Bonds 1.6%
	Virginia 1.6%
[c]	Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series B, SPA TD Bank National Association, Daily VRDN and Put, 2.18%, 10/01/48	$2,100,000	$2,100,000
[c]	Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, SPA Wells Fargo Bank, Daily VRDN and Put, 2.18%, 11/01/36	8,025,000	8,025,000
	Total Short Term Investments (Cost $10,125,000)		10,125,000
	Total Investments (Cost $589,931,107) 100.0%		614,736,630
	Other Assets, less Liabilities (0.0)%†		(120,960)
	Net Assets 100.0%		$614,615,670

See Abbreviations on page 149.
†Rounds to less than 0.1% of net assets.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories , and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Franklin Liberty Municipal Bond ETF	135,000	180,000	—	315,000	$8,095,500	$37,153	$ —	$114,076
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$234,325,047	$—	$234,325,047
Short Term Investments	—	1,995,000	—	1,995,000
Total Investments in Securities	$ —	$236,320,047	$ —	$236,320,047
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$912,644,748	$—	$912,644,748
Short Term Investments	—	3,400,000	—	3,400,000
Total Investments in Securities	$ —	$916,044,748	$ —	$916,044,748
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$666,911,050	$—	$666,911,050
Short Term Investments	—	32,360,000	—	32,360,000
Total Investments in Securities	$ —	$699,271,050	$ —	$699,271,050
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
5.  FAIR VALUE MEASUREMENTS  (continued)
	Level 1	Level 2	Level 3	Total
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$215,741,834	$—	$215,741,834
Short Term Investments	—	260,000	—	260,000
Total Investments in Securities	$ —	$216,001,834	$ —	$216,001,834
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$3,446,845,247	$—	$3,446,845,247
Short Term Investments	—	76,565,000	—	76,565,000
Total Investments in Securities	$ —	$3,523,410,247	$ —	$3,523,410,247
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,095,500	$—	$—	$8,095,500
Municipal Bonds	—	894,444,149	—	894,444,149
Short Term Investments	—	120,258,695	—	120,258,695
Total Investments in Securities	$8,095,500	$1,014,702,844	$ —	$1,022,798,344
Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$555,578,120	$—	$555,578,120
Short Term Investments	—	3,500,000	—	3,500,000
Total Investments in Securities	$ —	$559,078,120	$ —	$559,078,120
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$452,132,071	$—	$452,132,071
Short Term Investments	—	2,500,000	—	2,500,000
Total Investments in Securities	$ —	$454,632,071	$ —	$454,632,071
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$6,081,769,803	$—	$6,081,769,803
Short Term Investments	—	270,602,126	—	270,602,126
Total Investments in Securities	$ —	$6,352,371,929	$ —	$6,352,371,929
Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$139,368,768	$—	$139,368,768
Short Term Investments	—	7,670,000	—	7,670,000
Total Investments in Securities	$ —	$147,038,768	$ —	$147,038,768
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$373,811,019	$—	$373,811,019
Short Term Investments	—	1,100,000	—	1,100,000
Total Investments in Securities	$ —	$374,911,019	$ —	$374,911,019
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$406,669,033	$—	$406,669,033
Short Term Investments	—	300,000	—	300,000
Total Investments in Securities	$ —	$406,969,033	$ —	$406,969,033
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$431,668,044	$—	$431,668,044
Short Term Investments	—	1,500,000	—	1,500,000
Total Investments in Securities	$ —	$433,168,044	$ —	$433,168,044
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$895,007,461	$—	$895,007,461
Short Term Investments	—	24,340,000	—	24,340,000
Total Investments in Securities	$ —	$919,347,461	$ —	$919,347,461
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$971,378,852	$—	$971,378,852
Short Term Investments	—	2,600,000	—	2,600,000
Total Investments in Securities	$ —	$973,978,852	$ —	$973,978,852
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$984,237,429	$—	$984,237,429
Short Term Investments	—	23,710,000	—	23,710,000
Total Investments in Securities	$ —	$1,007,947,429	$ —	$1,007,947,429
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$855,682,832	$—	$855,682,832
Short Term Investments	—	31,450,000	—	31,450,000
Total Investments in Securities	$ —	$887,132,832	$ —	$887,132,832
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
5.  FAIR VALUE MEASUREMENTS  (continued)
	Level 1	Level 2	Level 3	Total
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$827,940,032	$—	$827,940,032
Short Term Investments	—	4,300,000	—	4,300,000
Total Investments in Securities	$ —	$832,240,032	$ —	$832,240,032
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,476,577,844	$—	$1,476,577,844
Short Term Investments	—	6,900,000	—	6,900,000
Total Investments in Securities	$ —	$1,483,477,844	$ —	$1,483,477,844
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,174,136,501	$—	$1,174,136,501
Short Term Investments	—	21,950,000	—	21,950,000
Total Investments in Securities	$ —	$1,196,086,501	$ —	$1,196,086,501
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,083,653,302	$—	$1,083,653,302
Short Term Investments	—	32,670,000	—	32,670,000
Total Investments in Securities	$ —	$1,116,323,302	$ —	$1,116,323,302
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$604,611,630	$—	$604,611,630
Short Term Investments	—	10,125,000	—	10,125,000
Total Investments in Securities	$ —	$614,736,630	$ —	$614,736,630

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes mangement investment companies.
6.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
  |  148

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Currency
USD	United States Dollar

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority/Agency
CDD	Community Development District
CDR	Community Development Revenue
CFD	Community Facilities District
COP	Certificate of Participation
CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
EDR	Economic Development Revenue
ETF	Exchange Traded Fund
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GARB	General Airport Revenue Bonds
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority/Agency
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
ID	Improvement District
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDB	Industrial Development Bond/Board
IDBR	Industrial Development Board Revenue
IDR	Industrial Development Revenue
ISD	Independent School District
LIBOR	London InterBank Offered Rate
LOC	Letter of Credit
MAC	Municipal Assurance Corp.
MBS	Mortgage-Backed Security
MF	Multi-Family
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
MFR	Multi-Family Revenue
MTA	Metropolitan Transit Authority
MUNIPSA	SIFMA Municipal Swap Index
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PCC	Pollution Control Corp.
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
RDAR	Redevelopment Agency Revenue
SF	Single Family
SFHR	Single Family Housing Revenue
SFM	Single Family Mortgage
SFMR	Single Family Mortgage Revenue
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TAN	Tax Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  149